    As filed with the Securities and Exchange Commission on April 23, 2010

                                                            File Nos. 033-07094
                                                                      811-03365
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------
                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                    Pre-Effective Amendment No.                          [ ]
                    Post-Effective Amendment No. 46                      [X]


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                    Amendment No. 368                                    [X]


                               -----------------

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                               -----------------

                    METLIFE INVESTORS USA INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                               -----------------

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                                Vice President
                    MetLife Investors USA Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                               -----------------

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


   [X] on May 1, 2010 pursuant to paragraph (b) of Rule 485.


   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

================================================================================

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A


                         Supplement dated May 1, 2010

                                      To

                         Prospectus dated May 1, 2010

This supplement modifies certain information contained in the prospectus dated May 1, 2010 for your MetLife Investors USA Variable Annuity Contract.


Certain Funds described in the prospectus are not available with your Contract. The Funds available with your Contract are shown below.

If your Contract Number is 135R2V, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
    VIP Growth Portfolio
    VIP Money Market Portfolio
    VIP Overseas Portfolio
METROPOLITAN SERIES FUND, INC. (CLASS A)
    MetLife Stock Index Portfolio
MET INVESTORS SERIES TRUST (CLASS A)
    Lord Abbett Growth and Income Portfolio
    PIMCO Total Return Portfolio

If your Contract Number is 135R1V or 135R1C, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
    VIP Money Market Portfolio
MET INVESTORS SERIES TRUST (CLASS A)
    Lord Abbett Growth and Income Portfolio
    PIMCO Total Return Portfolio

A Fixed Account Option is also available with 135R1C Contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

For Contract Numbers 135R1V and 135R1C the Total Separate Account Annual Expenses described in the prospectus under FEE TABLES AND EXAMPLES are 0.89%.

                           THE METLIFE INVESTORS USA VARIABLE ANNUITY CONTRACTS

                                                                 ISSUED THROUGH

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                             BY

                                        METLIFE INVESTORS USA INSURANCE COMPANY

  This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors
 USA Separate Account A ("Separate Account") by MetLife Investors USA Insurance
  Company ("MetLife Investors USA") (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans"). THE
                                  CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE.

  You decide how to allocate your money among the available investment choices.
    You may choose to allocate your payments to the General Account (except for Imprint Contracts), which is a fixed account (not described in this Prospectus)
    that offers an interest rate guaranteed by MetLife Investors USA, or to the
     Separate Account. The Separate Account, in turn, invests in the underlying mutual funds (the "Funds"). CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE
WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):
   Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   Contrafund(R) Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A):
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio

   Morgan Stanley Mid Cap Growth Portfolio

   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A):

   Artio International Stock Portfolio

   BlackRock Money Market Portfolio


   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.


The Contracts:

..  are not bank deposits;
..  are not FDIC insured;
..  are not insured by any federal government agency;
.. are not guaranteed by any bank or credit union; and .. may be subject to loss of principal.


If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 47 of the Prospectus.


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2010

                            TABLE OF CONTENTS  PAGE


                   GLOSSARY..............................  3

                   SUMMARY OF THE CONTRACTS..............  5

                   FEE TABLES AND EXAMPLES...............  8

                   FINANCIAL AND PERFORMANCE
                   INFORMATION........................... 11

                   DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE
                   ACCOUNT, THE FUNDS AND SERVICE
                   PROVIDERS............................. 12
                      The Insurance Company.............. 12
                      The General Account................ 12
                      The Separate Account............... 12
                      The Funds.......................... 14
                      Distributor........................ 18
                      Selling Firms...................... 18
                      Servicing Agent.................... 19

                   CONTRACT CHARGES...................... 20
                      Premium and Other Taxes............ 20
                      Surrender Charge................... 20
                      Administration Fees................ 22
                      Mortality and Expense Risk Charge.. 22
                      Fund Expenses...................... 22
                      Federal, State and Local Taxes..... 22
                      Free Look Period................... 22

                   DESCRIPTION OF THE CONTRACTS.......... 24
                      Assignment......................... 24
                      Purchase Payments.................. 24
                      Transfers.......................... 24
                      Market Timing...................... 25
                      Dollar Cost Averaging.............. 28
                      Reallocation Election.............. 28
                      Modification of the Contracts...... 29



             ACCUMULATION PERIOD.............................. 30
                Crediting Accumulation Units in the
                 Separate Account............................. 30
                Surrender from the Separate Account........... 30
                Account Statements............................ 31

             ANNUITY BENEFITS................................. 32
                Variable Annuity Payments..................... 32
                Election of Annuity Date and Form of Annuity.. 32
                Frequency of Payment.......................... 34
                Level Payments Varying Annually............... 34
                Annuity Unit Values........................... 35

             DEATH BENEFITS................................... 36
                Death Before the Annuity Date................. 36
                Death After the Annuity Date.................. 37

             FEDERAL INCOME TAX STATUS........................ 38
                Taxation of Non-Qualified Contracts........... 38
                Taxation of Qualified Contracts............... 41
                Tax Credits and Deductions.................... 44
                Federal Estate Taxes.......................... 44
                Generation-Skipping Transfer Tax.............. 44
                Possible Tax Law Changes...................... 45

             VOTING RIGHTS.................................... 46

             LEGAL PROCEEDINGS................................ 47

             ADDITIONAL INFORMATION........................... 47

             TABLE OF CONTENTS OF THE STATEMENT OF
             ADDITIONAL INFORMATION........................... 47


                      APPENDIX A
                      CONDENSED FINANCIAL INFORMATION. A-1

                      APPENDIX B
                      FUNDS AVAILABLE WITH YOUR
                        CONTRACT...................... B-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - An investment rate selected by the Annuitant for use in calculating the Variable Annuity payments. The assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT - The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE - The date your Contract was issued to you.

CONTRACT VALUE - The sum of your interests in the Separate Account Series and the General Account less any prior withdrawals and/or amounts applied to Annuity options. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract.

CONTRACT YEAR - A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER - You, the person who has title to the Contract.

PURCHASE PAYMENT - The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one

Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week. VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS
THE CONTRACTS

MetLife Investors USA is not currently offering the Contracts for sale. Previously the Contracts were offered to:

..   Qualified Plans such as:
     [SIDEBAR: Please see the section "Federal Income Tax Status" for more information.]

   .  Section 403(b) tax-sheltered annuities;

   .  Section 457 deferred compensation plans;

   .  Section 401 pension and profit sharing plans;

   .  individual retirement annuities;

   .  traditional Individual Retirement Accounts ("IRAs");

   .  Roth IRAs;

..  Plans that do not qualify for special tax treatment (Non-qualified
   Contracts); and

..  Individuals seeking to accumulate money for retirement.

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. You can buy a Contract for $1,000 and add as little as $100 at any time (for IRAs, the minimum is $500 for an initial Purchase Payment and $100 for each additional payment or such other amount as required by federal tax law). There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Contract Value. You can transfer amounts allocated to the Separate Account:
            [SIDEBAR: Please see "Transfers" for more information.]

.. between any of the Funds, at any time and as many times as you choose. (See, however, "Description of the Contracts - Market Timing.")

.. to the General Account at any time before the amount has been applied to a variable annuity option

You can transfer amounts allocated to the General Account:

..  to the Separate Account only to be applied to a Variable Annuity option

     [SIDEBAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of the Series, each of which invests in one of the Funds.

        [SIDEBAR: Please see "Contract Charges" for more information.] CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

     Fee or Expense                                          Amount of Fee
     ---------------------------------------------------- -----------------
     DAILY DEDUCTIONS

     .Administration fee (deducted from your interest in           .00041%
      the Separate Account)                               (0.15% per year)

     .Mortality and Expense Risks fee                             .003425%
                                                          (1.25% per year)

SURRENDER CHARGE
   (CONTINGENT DEFERRED SALES CHARGE)

             .  Deducted if you                    7% of Purchase
                request a full or             Payment and amounts
                partial surrender of         credited to it. This
                Purchase Payments from   charge decreases 1% each
                the Separate Account               year after the
                within seven years      Purchase Payment is made.
                after the Purchase
                Payment is made

   As described later in this Prospectus, this charge will not apply to:

..   the first surrender in any year of up to 10% of your interest in the
    Separate Account and 10% of your interest in the General Account; or

..   surrenders made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least 90 consecutive days.

    Fee or Expense                                            Amount of Fee
    --------------------------------------------------------- -------------
    PREMIUM TAXES

    .Payable to a state or government agency with respect      0% - 3.5%
     to your Contract. It may be deducted on or after the
     date the tax is incurred. Currently, MetLife Investors
     USA deducts these taxes upon annuitization.

        [SIDEBAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your Contract within 20 days after you receive it (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

  [SIDEBAR: Please see "Surrender Charge" and "Federal Income Tax Status" for
                              more information.]

SURRENDER

You may surrender all or part of your Contract Value before the Annuity Date. You may not make a partial surrender if it would cause your interest in any Series or the General Account to fall below $500.

However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

         [SIDEBAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

One of the insurance guarantees we provide you under your Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:

..  the total of all Purchase Payments less any partial surrenders; or

..  the Contract Value at settlement; or

.. if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary (certain Contracts will not contain this feature).

Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our administrative office.

 [SIDEBAR: Please see "Description of the Contracts - Market Timing" for more information.]

MARKET TIMING

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Contract Owners or the Funds. Upon detection of this transfer activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (DEFERRED SALES CHARGE) (Note 1)                            7%
(as a percentage of amounts accumulated with respect to the Purchase
Payment, including earnings or losses credited to the purchase payment)

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See "Expenses - Surrender Charge.")

Surrender Charge (Deferred Sales Charge) (as a percentage of amounts accumulated with respect to a purchase payment)

                   Years Since Purchase
                   Payment Was Received            Percentage
                    --------------------           ----------
                             less than 1               7%
                             1 but not 2               6%
                             2 but not 3               5%
                             3 but not 4               4%
                             4 but not 5               3%
                             5 but not 6               2%
                             6 but not 7               1%
                             7 or more                 0%

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)

                 Mortality and Expense Charge             1.25%
                 Administration Charge                    0.15%
                                                          -----
                 Total Separate Account Annual Expenses*  1.40%

* Total Separate Account Annual Expenses are currently 1.15% for Strive
Contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


                                                                                              Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including
management fees, 12b-1 Service fees, and other expenses)                                        0.28%   1.06%


--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


------------------------------------------------------------------------------------------------------------------
                                                                                                           NET
                                                                        ACQUIRED    TOTAL   CONTRACTUAL   TOTAL
                                                       12B-1/             FUND     ANNUAL     EXPENSE     ANNUAL
                                            MANAGEMENT SERVICE  OTHER   FEES AND  PORTFOLIO   SUBSIDY   PORTFOLIO
                                               FEES     FEES   EXPENSES EXPENSES* EXPENSES  OR DEFERRAL EXPENSES**
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE FUNDS)
  (SERIES I)
------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund        0.71%     0.00%   0.33%     0.02%     1.06%      0.00%      1.06%
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                       0.56%     0.00%   0.11%     0.00%     0.67%      0.00%      0.67%
------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                       0.46%     0.00%   0.12%     0.00%     0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
Growth Portfolio                              0.56%     0.00%   0.13%     0.00%     0.69%      0.00%      0.69%
------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                        0.19%     0.00%   0.12%     0.00%     0.31%      0.00%      0.31%
------------------------------------------------------------------------------------------------------------------
Overseas Portfolio                            0.71%     0.00%   0.17%     0.00%     0.88%      0.00%      0.88%
------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio          0.51%     0.00%   0.04%     0.00%     0.55%      0.00%      0.55%
------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio       0.53%     0.00%   0.03%     0.00%     0.56%      0.00%      0.56%
------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio       0.71%     0.00%   0.10%     0.00%     0.81%      0.00%      0.81%
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Portfolio       0.70%     0.00%   0.20%     0.00%     0.90%      0.00%      0.90%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio    0.60%     0.00%   0.07%     0.00%     0.67%      0.00%      0.67%
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                  0.48%     0.00%   0.04%     0.00%     0.52%      0.00%      0.52%
------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
  (CLASS A)
------------------------------------------------------------------------------------------------------------------
Artio International Stock Portfolio (1)       0.83%     0.00%   0.13%     0.03%     0.99%      0.03%      0.96%
------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio (2)          0.32%     0.00%   0.02%     0.00%     0.34%      0.01%      0.33%
------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio (3)                 0.62%     0.00%   0.04%     0.00%     0.66%      0.04%      0.62%
------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio (4)             0.25%     0.00%   0.03%     0.00%     0.28%      0.01%      0.27%
------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio                 0.54%     0.00%   0.06%     0.00%     0.60%      0.00%      0.60%
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio (4)           0.25%     0.00%   0.10%     0.00%     0.35%      0.01%      0.34%
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio      0.51%     0.00%   0.11%     0.00%     0.62%      0.00%      0.62%
------------------------------------------------------------------------------------------------------------------


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Portfolio Expenses do not reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2009.

(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect 0.03% paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:
(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:*


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
                 (a) $879                  (a) $1,215                  (a) $1,577                  (a) $2,783
                 (b) $801                  (b) $  979                  (b) $1,181                  (b) $1,980


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
                 (a) $249                    (a) $765                  (a) $1,307                  (a) $2,783
                 (b) $171                    (b) $529                  (b) $  911                  (b) $1,980


The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

* The costs shown include the surrender charge, which does not apply to Imprint Contracts, and are based on Total Separate Account Annual Expenses of 1.40%.

FINANCIAL AND PERFORMANCE INFORMATION

  [SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]
PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see page 47 of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT,
THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. ("MetLife"), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.



THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account (except for Imprint Contracts) when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife

Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits - Level Payments Varying Annually). Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA and MetLife Investors USA's long-term ability to make such payments. For other annuity contracts and life insurance policies that MetLife Investors USA issues, all amounts owed under the contracts and policies are paid from the General Account. MetLife Investors USA is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that MetLife Investors USA will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.


The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Each Series invests in the shares of only one of the Funds.

THE FUNDS



The following Funds are offered as investment options under the Contracts. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


Your investment choices are:


Fund                                                Investment Objective                            Investment Adviser
                                                                                                     and Subadviser
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International       The Fund seeks to provide long-term growth of capital.       Invesco Advisers, Inc.
  Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)       The Portfolio seeks long-term capital appreciation.          Fidelity Management &
  Portfolio                                                                                   Research Company
                                                                                              ("Fidelity"); FMR Co., Inc.
                                                                                              (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income       The Portfolio seeks reasonable income. The fund will also    Fidelity; FMR Co., Inc.
  Portfolio                      consider the potential for capital appreciation. The fund's  (subadviser)
                                 goal is to achieve a yield which exceeds the composite
                                 yield on the securities comprising the Standard & Poor's
                                 500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio    The Portfolio seeks to achieve capital appreciation.         Fidelity; FMR Co., Inc.
                                                                                              (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market        The Portfolio seeks as high a level of current income as is  Fidelity; Fidelity Investments
  Portfolio                      consistent with preservation of capital and liquidity.       Money Management, Inc.
                                                                                              (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio  The Portfolio seeks long-term growth of capital.             Fidelity; FMR Co., Inc.
                                                                                              (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond                 The Portfolio seeks high current income and the              MetLife Advisers, LLC
  Debenture Portfolio            opportunity for capital appreciation to produce a high       ("MetLife Advisers"); Lord,
                                 total return.                                                Abbett & Co. LLC ("Lord
                                                                                              Abbett") (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and           The Portfolio seeks long-term growth of capital and          MetLife Advisers; Lord Abbett
  Income Portfolio               income without excessive fluctuation in market value.        (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Research                  The Portfolio seeks capital appreciation.                    MetLife Advisers;
  International Portfolio                                                                     Massachusetts Financial
                                                                                              Services Company
                                                                                              (subadviser)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap           The Portfolio seeks capital appreciation.                    MetLife Advisers; Morgan
  Growth Portfolio                                                                            Stanley Investment
                                                                                              Management Inc. (subadviser)
-----------------------------------------------------------------------------------------------------------------------------

Fund                                              Investment Objective                        Investment Adviser
                                                                                                and Subadviser
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital              The Portfolio seeks capital appreciation.                MetLife Advisers;
  Appreciation Portfolio                                                                  OppenheimerFunds, Inc.
                                                                                          (subadviser)
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio     The Portfolio seeks maximum total return, consistent     MetLife Advisers; Pacific
                                 with the preservation of capital and prudent investment  Investment Management
                                 management.                                              Company LLC (subadviser)
----------------------------------------------------------------------------------------------------------------------
Artio International Stock        The Portfolio seeks long-term growth of capital.         MetLife Advisers; Artio
  Portfolio                                                                               Global Management LLC
----------------------------------------------------------------------------------------------------------------------
BlackRock Money Market           The Portfolio seeks a high level of current income       MetLife Advisers; BlackRock
  Portfolio                      consistent with preservation of capital.                 Advisors, LLC (subadviser)
----------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio        The Portfolio seeks long-term growth of capital.         MetLife Advisers; Jennison
                                                                                          Associates LLC (subadviser)
----------------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio    The Portfolio seeks to equal the performance of the      MetLife Advisers;
                                 Standard & Poor's 500(R) Composite Stock Price Index.    MetLife Investment Advisors
                                                                                          Company, LLC (subadviser)
----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio    The Portfolio seeks a favorable total return through     MetLife Advisers;
                                 investment in a diversified portfolio.                   Massachusetts Financial
                                                                                          Services Company ("MFS")
                                                                                          (subadviser)
----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio  The Portfolio seeks to equal the performance of the      MetLife Advisers;
                                 Russell 2000(R) Index.                                   MetLife Investment Advisors
                                                                                          Company, LLC (subadviser)
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap          The Portfolio seeks long-term capital growth.            MetLife Advisers; T. Rowe
  Growth Portfolio                                                                        Price Associates, Inc.
                                                                                          ("T. Rowe Price")
                                                                                          (subadviser)
----------------------------------------------------------------------------------------------------------------------

  [SIDEBAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available fund.] Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

[SIDEBAR: The Funds are more fully described in the Fund prospectuses and their
                    Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate, MetLife Advisers LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.

We and certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the Contracts. Distributor is registered as a broker-dealer under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the Contracts. We pay compensation to Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is 5.40% of Purchase Payments. We also pay commissions when an Owner elects to begin receiving regular income payments (referred to as Annuity payments). (See "Annuity Benefits - Variable Annuity Payments.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, record keeping, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES
MetLife Investors USA deducts the charges described below. MetLife Investors USA may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested. These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, Contract Value, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.

[SIDEBAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Contract Value. In the first partial surrender in each Contract year, you can withdraw up to 10% of your Contract Value in the General Account and 10% of the Contract Value in the Separate Account free of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. (This includes withdrawals resulting from a request to divide your Contract due to divorce.) The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:

                           Number of Years        Surrender
                     Since Purchase Payment Date   Charge
                     ---------------------------  ---------
                      Less than 1 year                7%
                      1 year but less than 2          6%
                      2 years but less than 3         5%
                      3 years but less than 4         4%
                      4 years but less than 5         3%
                      5 years but less than 6         2%
                      6 years but less than 7         1%
                      7 years or more                 0%

The surrender charge does not apply to Imprint Contracts.

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 7% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

EXAMPLE OF APPLICATION OF SURRENDER CHARGE. Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge on the remaining $20,000 ($30,000 - $10,000). The surrender charge that you would pay is $1,276.60 [($20,000/1 - .06) - $20,000]. Keep in
mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

..  On transfers made within your Contract;

..  On surrenders of Purchase Payments you made over seven years ago;

.. If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;

..  If you surrender no more than 10% of your account balance in any Contract
   Year;

.. If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the surrender must be in a lump sum and must be requested within 60 days after termination of confinement); and

..  When you are an officer, director or full time employee of MetLife Investors
   USA or its affiliates, if the purchase of the Contract is for personal investment purposes only.

ADMINISTRATION FEES

An administration fee of .00041% (0.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:

..  the cost of Contract issuance;

..  rent;

..  stationery and postage;

..  telephone and travel expenses;

..  salaries;

..  legal, administrative, actuarial and accounting fees;

..  periodic reports; and

..  office equipment, and custodial expenses.

  [SIDEBAR: Please note that deductions are made and expenses paid out of the underlying Fund's assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to .003425% (1.25% per year). If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of various Funds which are described in the fee table in this prospectus and the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FREE LOOK PERIOD

You may cancel your Contract within a certain time period. This is known as a "free look." Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to MetLife Investors USA, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA. The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

MetLife Investors USA will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must be at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100, or such other amount as required by applicable federal tax laws. You will receive a confirmation of each Purchase Payment received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Surrender from the Separate Account - Payment of Surrender Amount.")

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone or other means, you will be required to complete an authorization on the Contract application or on another form that MetLife Investors USA will require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone and computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to us at:
MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366.

Transfer requests will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trade on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time with no charge. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading").

Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield underlying Funds, i.e., Invesco V.I. International Growth Fund, Alger Small Cap Growth Portfolio, Artio
International Stock Portfolio, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Funds, in a 12-month period there were
(1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.


We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi- annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the BlackRock Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..  death benefits;

..  deductions from Purchase Payments;

..  deductions from Contract Values for transaction charges

.. deductions from the Separate Account for mortality and expense risk and administrative fees; and

..  guaranteed rates with respect to fixed benefits.

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. Any changes must be made in writing. Any changes must comply with the state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

.. with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

.. with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

.. to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
Annuity Service Office
P.O. Box 10366
Des Moines, Iowa 50306-0366
1 (800) 343-8496

ACCUMULATION PERIOD

[SIDEBAR: The NET INVESTMENT FACTOR is an index of the percentage change (adjusted for distributions by the Fund and the deduction of mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Income Tax Status". You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $500. However, if you are surrendering the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:

.. The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

..  The SEC permits the suspension of withdrawals; or

.. The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Payments of full or partial surrenders from the General Account may be deferred for a period of not more than six months from the date written request is received. Interest will continue to be credited during the deferral period. The interest rate(s) will be the same as if the surrender had not been requested. A partial surrender less than or equal to the free withdrawal amount is not subject to deferral.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS
You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

.. the number of Accumulation Units that are credited to your Contract in each Series

..  the current Accumulation Unit value for each Series

..  your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..  the Contract anniversary nearest to the Annuitant's 85th birthday, or

..  the 10th anniversary of the Contract Date. You may select an optional
   Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

   [SIDEBAR: There are three people who are involved in payments under your
                                   Annuity:
                                you, the Owner
                                 the Annuitant
                                the Beneficiary
             The Owner and the Annuitant may be the same person.]
FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..  the mortality table specified in the Contract;

..  the age and where permitted the sex of the Annuitant;

..  the type of Annuity payment option selected; and

..  the assumed investment return selected.

If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..  the number of years in the payment period, and

..  the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the

Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..  First, MetLife Investors USA determines the change in investment experience
   (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

..  Next, it subtracts the daily equivalent of your insurance-related charge
   (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

.. Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

..  Finally, the previous annuity unit value is multiplied by this result.

DEATH BENEFITS


SIDEBAR: If you own a joint Contract with another person or persons, the death of either you or your co-owner will constitute the death of the Owner for
                              Contract purposes.]
DEATH BEFORE THE ANNUITY DATE

If you chose another person other than yourself as the Annuitant under your Contract and the Annuitant dies, you become the Annuitant. If you die before the Annuity Date, whether or not you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

.. the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;

..  the Contract Value of settlement; or

.. in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Certain Contracts will not provide for this third alternative - please review your Contract.

   Your Beneficiary(ies) receive the death benefit as either:

   (1)A lump sum that must be made within five (5) years of your death, or

   (2)Annuity income under Annuity Income Options One, Two or Five described in
      Article 7 of the Contract.

   If your Beneficiary(ies) chooses one of the Annuity income options:

   . Payments must begin within one year of your death (However, if your spouse is the sole designated Beneficiary under a Qualified Contract, your spouse may delay commencement of payments up to the date that you would have reached 70 1/2.)

   . The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

   . The Contract Value on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Owner rather than to take the death benefit.


Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..  Your Beneficiary(ies) and you die at the same time.

.. Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..  have all the remaining rights and powers under a Contract, and

..  be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL INCOME TAX STATUS

FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the Contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the

"investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract may be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. Under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

In general, the amount of each payment under a Variable Annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Variable Annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax advisor as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the Contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the Contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


SECTION 457(B) PLANS. An eligible 457 Plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the Contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


Under regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective

January 1, 2009. Prior to 2007, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to the new employer requirement.


If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.


You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of a Variable Annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Variable Annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a Variable Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS

MetLife Investors USA like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the Contracts.

ADDITIONAL INFORMATION



You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2010, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is listed below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.



TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   The Insurance Company
   Net Investment Factor
   Annuity Payments
   Underwriters, Distribution of the Contracts
   Calculation of Performance
   Tax Status of the Contracts
   Voting Rights
   Safekeeping of Securities
   Servicing Agent
   Independent Registered Public Accounting Firm
   Regulation of MetLife Investors USA
   Financial Statements

                                      .

If you would like the Statement of Additional Information dated May 1, 2010, for the annuity contract issued by MetLife Investors USA, at no charge, please print and fill in all information and mail to:


                  MetLife Investors USA Insurance Company
                  Attn: Variable Products
                  5 Park Plaza, Suite 1900
                  Irvine, CA 92614

________________________________________________________________________________
Name

________________________________________________________________________________
Address

________________________________________________________________________________
City                                         State              Zip Code


             Book-701 (5/10)             SAI-USAINVESTORSCHOICE10

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.


                                                      AUV at   AUV at  Accum.
                                                     Beginning End of Units End
                                                     of Period Period of Period
-------------------------------------------------------------------------------
AIM V.I. - CAPITAL APPRECIATION FUND - SERIES 1
   01/01/2000    to    12/31/2000                       6.52    5.36    151,690
   01/01/2001    to    12/31/2001                       5.36    4.49    236,958
   01/01/2002    to    12/31/2002                       4.49    3.35    213,116
   01/01/2003    to    12/31/2003                       3.35    4.28    187,203
   01/01/2004    to    12/31/2004                       4.28    4.49    160,011
   01/01/2005    to    12/31/2005                       4.49    4.82    146,864
   01/01/2006    to    12/31/2006                       4.82    5.06    125,055
   01/01/2007    to    12/31/2007                       5.06    5.59     77,611
   01/01/2008    to    12/31/2008                       5.59    3.17     50,723
   01/01/2009    to    12/31/2009                       3.17    3.78     41,631
-------------------------------------------------------------------------------
AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES 1
   01/01/2000    to    12/31/2000                       6.99    5.00    156,400
   01/01/2001    to    12/31/2001                       5.00    3.97    189,032
   01/01/2002    to    12/31/2002                       3.97    3.30    168,593
   01/01/2003    to    12/31/2003                       3.30    4.20    157,713
   01/01/2004    to    12/31/2004                       4.20    5.14    149,241
   01/01/2005    to    12/31/2005                       5.14    5.97    140,508
   01/01/2006    to    12/31/2006                       5.97    7.56    119,102
   01/01/2007    to    12/31/2007                       7.56    8.54     67,999
   01/01/2008    to    12/31/2008                       8.54    5.02     43,261
   01/01/2009    to    12/31/2009                       5.02    6.70     37,647
-------------------------------------------------------------------------------
ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
(FORMERLY ALGER AMERICAN SMALLCAP GROWTH - CLASS O)
   01/01/2000    to    12/31/2000                      11.93    8.56  2,258,099
   01/01/2001    to    12/31/2001                       8.56    5.95  2,037,424
   01/01/2002    to    12/31/2002                       5.95    4.33  1,730,520
   01/01/2003    to    12/31/2003                       4.33    6.08  1,470,579
   01/01/2004    to    12/31/2004                       6.08    6.98  1,240,855
   01/01/2005    to    12/31/2005                       6.98    8.05    999,995
   01/01/2006    to    12/31/2006                       8.05    9.53    761,380
   01/01/2007    to    12/31/2007                       9.53   11.01    626,765
   01/01/2008    to    12/31/2008                      11.01    5.80    510,691
   01/01/2009    to    12/31/2009                       5.80    8.32    435,975
-------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
   01/01/2000    to    12/31/2000                      12.69    9.80    111,129
   01/01/2001    to    12/31/2001                       9.80    6.68     94,459
   01/01/2002    to    12/31/2002                       6.68    5.38     76,437
   01/01/2003    to    12/31/2003                       5.38    6.77     63,784
   01/01/2004    to    12/31/2004                       6.77    7.78     52,737
   01/01/2005    to    12/31/2005                       7.78    8.91     46,069
   01/01/2006    to    12/31/2006                       8.91   11.07     40,276
   01/01/2007    to    12/31/2007                      11.07   12.50     36,652
   01/01/2008    to    12/31/2008                      12.50    6.39     30,530
   01/01/2009    to    12/31/2009                       6.39    8.41     27,874
-------------------------------------------------------------------------------

                                                  AUV at   AUV at  Accum.
                                                 Beginning End of Units End
                                                 of Period Period of Period
     ----------------------------------------------------------------------
     FIDELITY VIP ASSET MANAGER - INITIAL CLASS
        01/01/2000    to    12/31/2000             10.09    9.56  4,778,120
        01/01/2001    to    12/31/2001              9.56    9.04  4,283,516
        01/01/2002    to    12/31/2002              9.04    8.13  3,489,910
        01/01/2003    to    12/31/2003              8.13    9.46  3,028,554
        01/01/2004    to    12/31/2004              9.46    9.84  2,548,813
        01/01/2005    to    12/31/2005              9.84   10.10  2,054,166
        01/01/2006    to    12/31/2006             10.10   10.68  1,575,549
        01/01/2007    to    12/31/2007             10.68   12.17  1,264,644
        01/01/2008    to    12/31/2008             12.17    8.55    990,953
        01/01/2009    to    12/31/2009              8.55   10.89    844,672
     ----------------------------------------------------------------------
     FIDELITY VIP CONTRAFUND - INITIAL CLASS
        01/01/2000    to    12/31/2000             14.51   13.36  3,420,145
        01/01/2001    to    12/31/2001             13.36   11.59  3,116,969
        01/01/2002    to    12/31/2002             11.59   10.34  2,666,132
        01/01/2003    to    12/31/2003             10.34   13.09  2,288,259
        01/01/2004    to    12/31/2004             13.09   14.91  1,979,787
        01/01/2005    to    12/31/2005             14.91   17.19  1,696,962
        01/01/2006    to    12/31/2006             17.19   18.94  1,349,707
        01/01/2007    to    12/31/2007             18.94   21.96  1,068,882
        01/01/2008    to    12/31/2008             21.96   12.45    860,904
        01/01/2009    to    12/31/2009             12.45   16.66    738,632
     ----------------------------------------------------------------------
     FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
        01/01/2000    to    12/31/2000             10.11   10.81  3,523,619
        01/01/2001    to    12/31/2001             10.81   10.13  3,242,873
        01/01/2002    to    12/31/2002             10.13    8.30  2,727,566
        01/01/2003    to    12/31/2003              8.30   10.67  2,369,870
        01/01/2004    to    12/31/2004             10.67   11.73  2,015,346
        01/01/2005    to    12/31/2005             11.73   12.25  1,681,844
        01/01/2006    to    12/31/2006             12.25   14.51  1,227,074
        01/01/2007    to    12/31/2007             14.51   14.53    942,455
        01/01/2008    to    12/31/2008             14.53    8.22    744,861
        01/01/2009    to    12/31/2009              8.22   10.55    619,856
     ----------------------------------------------------------------------
     FIDELITY VIP GROWTH - INITIAL CLASS
        01/01/2000    to    12/31/2000             18.36   16.12  4,482,222
        01/01/2001    to    12/31/2001             16.12   13.09  4,015,276
        01/01/2002    to    12/31/2002             13.09    9.02  3,333,818
        01/01/2003    to    12/31/2003              9.02   11.82  2,818,089
        01/01/2004    to    12/31/2004             11.82   12.05  2,398,779
        01/01/2005    to    12/31/2005             12.05   12.56  1,960,055
        01/01/2006    to    12/31/2006             12.56   13.24  1,515,737
        01/01/2007    to    12/31/2007             13.24   16.58  1,208,502
        01/01/2008    to    12/31/2008             16.58    8.64    977,512
        01/01/2009    to    12/31/2009              8.64   10.92    824,678
     ----------------------------------------------------------------------

                                                 AUV at   AUV at  Accum.
                                                Beginning End of Units End
                                                of Period Period of Period
     ---------------------------------------------------------------------
     FIDELITY VIP INDEX 500 - INITIAL CLASS
        01/01/2000    to    12/31/2000            16.83   15.05  4,487,695
        01/01/2001    to    12/31/2001            15.05   13.04  4,050,157
        01/01/2002    to    12/31/2002            13.04   10.00  3,353,659
        01/01/2003    to    12/31/2003            10.00   12.66         13
        01/01/2004    to    12/31/2004            12.66   13.81        586
        01/01/2005    to    12/31/2005            13.81   14.28          0
        01/01/2006    to    12/31/2006            14.28   16.29          0
        01/01/2007    to    12/31/2007            16.29   16.24          0
        01/01/2008    to    12/31/2008            16.24   10.52          0
        01/01/2009    to    12/31/2009            10.52   13.14          0
     ---------------------------------------------------------------------
     FIDELITY VIP MONEY MARKET - INITIAL CLASS
        01/01/2000    to    12/31/2000             6.29    6.58  1,653,605
        01/01/2001    to    12/31/2001             6.58    6.76  1,735,628
        01/01/2002    to    12/31/2002             6.76    6.78  1,298,983
        01/01/2003    to    12/31/2003             6.78    6.76    820,898
        01/01/2004    to    12/31/2004             6.76    6.74    600,113
        01/01/2005    to    12/31/2005             6.74    6.85    505,524
        01/01/2006    to    12/31/2006             6.85    7.08    467,775
        01/01/2007    to    12/31/2007             7.08    7.35    390,543
        01/01/2008    to    12/31/2008             7.35    7.46    369,465
        01/01/2009    to    12/31/2009             7.46    7.41    257,245
     ---------------------------------------------------------------------
     FIDELITY VIP OVERSEAS - INITIAL CLASS
        01/01/2000    to    12/31/2000            11.82    9.43  1,080,859
        01/01/2001    to    12/31/2001             9.43    7.33    996,908
        01/01/2002    to    12/31/2002             7.33    5.76    827,854
        01/01/2003    to    12/31/2003             5.76    8.14    694,540
        01/01/2004    to    12/31/2004             8.14    9.12    593,052
        01/01/2005    to    12/31/2005             9.12   10.71    488,455
        01/01/2006    to    12/31/2006            10.71   12.47    396,877
        01/01/2007    to    12/31/2007            12.47   14.43    334,003
        01/01/2008    to    12/31/2008            14.43    7.99    268,102
        01/01/2009    to    12/31/2009             7.99    9.97    232,564
     ---------------------------------------------------------------------
     MIST - J.P. MORGAN QUALITY BOND - CLASS A
        01/01/1995    to    12/31/1995             7.42    8.55    106,554
        01/01/1996    to    12/31/1996             8.55    8.68    170,250
        01/01/1997    to    12/31/1997             8.68    9.35    368,291
        01/01/1998    to    12/31/1998             9.35    9.91    885,623
        01/01/1999    to    12/31/1999             9.91    9.52  1,121,069
        01/01/2000    to    12/31/2000             9.52   10.26  1,033,278
        01/01/2001    to    12/31/2001            10.26   10.86  1,029,054
        01/01/2002    to    12/31/2002            10.86   11.66  1,044,513
        01/01/2003    to    12/31/2003            11.66   11.96    803,281
        01/01/2004    to    11/19/2004            11.96   12.27      3,511
     ---------------------------------------------------------------------

                                                     AUV at   AUV at  Accum.
                                                    Beginning End of Units End
                                                    of Period Period of Period
 -----------------------------------------------------------------------------
 MIST - LORD ABBETT BOND DEBENTURE - CLASS A
    05/01/2002    to    12/31/2002                     4.73    4.65     23,392
    01/01/2003    to    12/31/2003                     4.65    5.48     70,675
    01/01/2004    to    12/31/2004                     5.48    5.86    108,877
    01/01/2005    to    12/31/2005                     5.86    5.88    107,161
    01/01/2006    to    12/31/2006                     5.88    6.34     89,142
    01/01/2007    to    12/31/2007                     6.34    6.68     97,067
    01/01/2008    to    12/31/2008                     6.68    5.38     73,186
    01/01/2009    to    12/31/2009                     5.38    7.27     59,286
 -----------------------------------------------------------------------------
 MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
    01/01/2000    to    12/31/2000                    20.15   21.86  2,919,929
    01/01/2001    to    12/31/2001                    21.86   21.56  2,708,416
    01/01/2002    to    12/31/2002                    21.56   17.44  2,255,532
    01/01/2003    to    12/31/2003                    17.44   22.54  1,950,704
    01/01/2004    to    12/31/2004                    22.54   25.10  1,759,675
    01/01/2005    to    12/31/2005                    25.10   25.66  1,432,446
    01/01/2006    to    12/31/2006                    25.66   29.87  1,063,994
    01/01/2007    to    12/31/2007                    29.87   30.63    853,074
    01/01/2008    to    12/31/2008                    30.63   19.27    628,257
    01/01/2009    to    12/31/2009                    19.27   22.55    521,950
 -----------------------------------------------------------------------------
 MIST - MET/PUTNAM RESEARCH - CLASS A
    01/01/2001    to    12/31/2001                     6.58    7.05  1,424,800
    01/01/2002    to    12/31/2002                     7.05    5.52  1,116,952
    01/01/2003    to    12/31/2003                     5.52    6.78    891,429
    01/01/2004    to    11/18/2004                     6.78    6.90      2,078
 -----------------------------------------------------------------------------
 MIST - MFS RESEARCH INTERNATIONAL - CLASS A
    05/01/2004    to    12/31/2004                        -   11.27          0
    01/01/2005    to    12/31/2005                    11.27   12.97          0
    01/01/2006    to    12/31/2006                    12.97   16.24          0
    01/01/2007    to    12/31/2007                    16.24   18.19         63
    01/01/2008    to    12/31/2008                    18.19   10.36          0
    01/01/2009    to    12/31/2009                    10.36   13.47          0
 -----------------------------------------------------------------------------
 MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
    05/01/2004    to    12/31/2004                     9.63   10.24  1,786,011
    01/01/2005    to    12/31/2005                    10.24   10.60    424,128
    01/01/2006    to    12/31/2006                    10.60   11.27    362,714
    01/01/2007    to    12/31/2007                    11.27   12.72    302,845
    01/01/2008    to    12/31/2008                    12.72    6.80    230,501
    01/01/2009    to    12/31/2009                     6.80    9.65    194,300
 -----------------------------------------------------------------------------
 MIST - PIMCO TOTAL RETURN - CLASS A
    01/01/2001    to    12/31/2001                     7.11    7.09  1,791,686
    01/01/2002    to    12/31/2002                     7.09    7.66  1,613,018
    01/01/2003    to    12/31/2003                     7.66    7.90  1,310,778
    01/01/2004    to    12/31/2004                     7.90    8.19  2,100,190
    01/01/2005    to    12/31/2005                     8.19    8.28  1,757,020
    01/01/2006    to    12/31/2006                     8.28    8.72  1,387,737
    01/01/2007    to    12/31/2007                     8.72    9.10  1,109,799
    01/01/2008    to    12/31/2008                     9.10    9.03    829,095
    01/01/2009    to    12/31/2009                     9.03   10.54    717,530
 -----------------------------------------------------------------------------

                                                  AUV at   AUV at  Accum.
                                                 Beginning End of Units End
                                                 of Period Period of Period
     ----------------------------------------------------------------------
     MSF - ARTIO INTERNATIONAL STOCK - CLASS A
     (FORMERLY JULIUS BAER INTERNATIONAL STOCK)
        01/01/2000    to    12/31/2000                 -    4.45    47,757
        01/01/2001    to    12/31/2001              4.45    3.48    94,368
        01/01/2002    to    12/31/2002              3.48    2.83    97,675
        01/01/2003    to    12/31/2003              2.83    3.58   102,075
        01/01/2004    to    12/31/2004              3.58    4.17   120,078
        01/01/2005    to    12/31/2005              4.17    4.85   140,779
        01/01/2006    to    12/31/2006              4.85    5.57   125,193
        01/01/2007    to    12/31/2007              5.57    6.06   113,317
        01/01/2008    to    12/31/2008              6.06    3.34    87,556
        01/01/2009    to    12/31/2009              3.34    4.02    58,193
     ----------------------------------------------------------------------
     MSF - BLACKROCK MONEY MARKET - CLASS A
        05/01/2004    to    12/31/2004             23.13   23.09     1,856
        01/01/2005    to    12/31/2005             23.09   23.43     1,819
        01/01/2006    to    12/31/2006             23.43   24.22       594
        01/01/2007    to    12/31/2007             24.22   25.09       526
        01/01/2008    to    12/31/2008             25.09   25.45       487
        01/01/2009    to    12/31/2009             25.45   25.20     1,428
     ----------------------------------------------------------------------
     MSF - FI MID CAP OPPORTUNITIES - CLASS A
        01/01/2000    to    12/31/2000                 -    3.35   325,036
        01/01/2001    to    12/31/2001              3.35    2.07   501,084
        01/01/2002    to    12/31/2002              2.07    1.45   486,103
        01/01/2003    to    12/31/2003              1.45    1.92   472,999
        01/01/2004    to    12/31/2004              1.92    2.22   481,498
        01/01/2005    to    12/31/2005              2.22    2.34   403,505
        01/01/2006    to    12/31/2006              2.34    2.58   346,779
        01/01/2007    to    12/31/2007              2.58    2.76   307,015
        01/01/2008    to    12/31/2008              2.76    1.22   259,427
        01/01/2009    to    12/31/2009              1.22    1.60   223,003
     ----------------------------------------------------------------------
     MSF - JENNISON GROWTH - CLASS A
        05/01/2005    to    12/31/2005                 -    2.42   152,268
        01/01/2006    to    12/31/2006              2.42    2.45   146,216
        01/01/2007    to    12/31/2007              2.45    2.70   116,483
        01/01/2008    to    12/31/2008              2.70    1.69    86,160
        01/01/2009    to    12/31/2009              1.69    2.33    88,426
     ----------------------------------------------------------------------
     MSF - MET/PUTNAM VOYAGER - CLASS A
     (NOW MSF - JENNISON GROWTH - CLASS A)
        01/01/2000    to    12/31/2000                 -    3.54    86,274
        01/01/2001    to    12/31/2001              3.54    2.42   190,680
        01/01/2002    to    12/31/2002              2.42    1.69   192,732
        01/01/2003    to    12/31/2003              1.69    2.10   199,325
        01/01/2004    to    12/31/2004              2.10    2.18   183,002
        01/01/2005    to    04/29/2005              2.18    2.00   186,084
        01/01/2006    to    12/31/2006              2.00       0         0
        01/01/2007    to    12/31/2007                 0       0         0
     ----------------------------------------------------------------------

                                                    AUV at   AUV at  Accum.
                                                   Beginning End of Units End
                                                   of Period Period of Period
   --------------------------------------------------------------------------
   MSF - LOOMIS SAYLES HIGH YIELD BOND
      01/01/2000    to    12/31/2000                     -    4.78      6,676
      01/01/2001    to    12/31/2001                  4.78    4.66     17,973
   --------------------------------------------------------------------------
   MSF - METLIFE STOCK INDEX - CLASS A
      05/01/2003    to    12/31/2003                 29.21   35.45  1,015,817
      01/01/2004    to    12/31/2004                 35.45   38.66    863,936
      01/01/2005    to    12/31/2005                 38.66   39.91    703,367
      01/01/2006    to    12/31/2006                 39.91   45.46    525,739
      01/01/2007    to    12/31/2007                 45.46   47.17    419,117
      01/01/2008    to    12/31/2008                 47.17   29.26    336,995
      01/01/2009    to    12/31/2009                 29.26   36.42    290,119
   --------------------------------------------------------------------------
   MSF - MFS TOTAL RETURN - CLASS A
      05/01/2004    to    12/31/2004                 38.70   42.15      3,318
      01/01/2005    to    12/31/2005                 42.15   42.86      6,001
      01/01/2006    to    12/31/2006                 42.86   47.43      5,657
      01/01/2007    to    12/31/2007                 47.43   48.82      6,711
      01/01/2008    to    12/31/2008                 48.82   37.47      4,129
      01/01/2009    to    12/31/2009                 37.47   43.82      3,348
   --------------------------------------------------------------------------
   MSF - RUSSELL 2000 INDEX - CLASS A
      01/01/2000    to    12/31/2000                     -    4.59     40,074
      01/01/2001    to    12/31/2001                  4.59    4.56     89,476
      01/01/2002    to    12/31/2002                  4.56    3.58    105,781
      01/01/2003    to    12/31/2003                  3.58    5.15    106,607
      01/01/2004    to    12/31/2004                  5.15    5.98    141,497
      01/01/2005    to    12/31/2005                  5.98    6.17    116,028
      01/01/2006    to    12/31/2006                  6.17    7.17     91,709
      01/01/2007    to    12/31/2007                  7.17    6.97     76,395
      01/01/2008    to    12/31/2008                  6.97    4.57     64,946
      01/01/2009    to    12/31/2009                  4.57    5.68     65,316
   --------------------------------------------------------------------------
   MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
      05/01/2004    to    12/31/2004                 12.53   13.38      8,458
      01/01/2005    to    12/31/2005                 13.38   14.64     13,730
      01/01/2006    to    12/31/2006                 14.64   15.00     17,550
      01/01/2007    to    12/31/2007                 15.00   16.25     17,981
      01/01/2008    to    12/31/2008                 16.25   10.22     12,811
      01/01/2009    to    12/31/2009                 10.22   14.01     13,959
   --------------------------------------------------------------------------


DISCONTINUED INVESTMENT PORTFOLIOS. The following Funds are no longer available for allocations of new purchase payments or transfers of account value: (a) Fidelity(R) Variable Insurance Products: Index 500 Portfolio (Initial Class) (closed August 15, 2003); (b) the Alger Portfolios: Alger Small Cap Growth Portfolio (Class I-2) (formerly The Alger American Fund: SmallCap Growth Portfolio (Class O) (closed May 1, 2004); (c) Fidelity(R) Variable Insurance
Products: Asset Manager Portfolio (Initial Class) (closed May 1, 2004); (d) DWS Variable Series I: DWS International VIP (Class A) (closed May 1, 2004); (e) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2006) and AIM V.I. Core Equity Fund (Series I) (added and closed May 1, 2006).

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT
If you purchased the INVESTORS CHOICE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   Morgan Stanley Mid Cap Growth Portfolio

   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   Artio International Stock Portfolio


   Jennison Growth Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the CAPITAL STRATEGIST ANNUITY, the following Funds are available:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

   Invesco V.I. International Growth Fund


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Money Market Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the IMPRINT ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   T. Rowe Price Small Cap Growth Portfolio
--------------------------------------------------------------------------------

If you purchased the STRIVE ANNUITY, the following Funds are available:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Growth Portfolio
   Money Market Portfolio
   Overseas Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                     INDIVIDUAL FLEXIBLE PAYMENT VARIABLE

                               ANNUITY CONTRACTS

                                   ISSUED BY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                      AND

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  MAY 1, 2010

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED MAY 1, 2010, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366 OR BY TELEPHONING (800) 343-8496.

SAI-USAINVESTORS CHOICE 10

                 TABLE OF CONTENTS                     PAGE

                 THE INSURANCE COMPANY.................... 3

                 NET INVESTMENT FACTOR.................... 3

                 ANNUITY PAYMENTS......................... 3

                 UNDERWRITERS, DISTRIBUTION OF THE
                 CONTRACTS................................ 4

                 CALCULATION OF PERFORMANCE............... 5

                 TAX STATUS OF THE CONTRACTS.............. 5

                 VOTING RIGHTS............................ 6

                 SAFEKEEPING OF SECURITIES................ 7

                 SERVICING AGENT.......................... 7

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                 FIRM..................................... 7

                 REGULATION OF METLIFE INVESTORS USA...... 7

                 FINANCIAL STATEMENTS..................... 8

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange.



NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the contracts is contained in the prospectus. (See "Distributor.") Additional information is provided below.

The contracts are not currently offered for sale.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                    ----------------------------------------
                                                AGGREGATE
                                                AMOUNT OF
                                               COMMISSIONS
                                  AGGREGATE    RETAINED BY
                                  AMOUNT OF    DISTRIBUTOR
                                 COMMISSIONS  AFTER PAYMENTS
                                   PAID TO      TO SELLING
                    FISCAL YEAR  DISTRIBUTOR      FIRMS
                    ----------------------------------------
                       2007      $383,205,713       $0
                    ----------------------------------------
                       2008      $357,776,663       $0
                    ----------------------------------------
                       2009      $444,461,790       $0
                    ----------------------------------------

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any nonrecurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of tax law and regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. Additionally, you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


DIVERSIFICATION REQUIREMENTS. If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


VOTING RIGHTS
As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last know address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors USA Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1,
2008). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 502,483,461    $ 245,914,095    $ 54,290,176     $ 60,902,747
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           15                3               1               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         502,483,476      245,914,098      54,290,177       60,902,747
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Other payables                                     --               --              --               --
  Due to MetLife Investors
     USA Insurance Company                           65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                             65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 502,269,182    $ 245,633,221    $ 54,290,087     $ 60,902,685
  Net assets from contracts in payout           214,229          280,777              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                       MIST HARRIS
                                        MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE
                                            MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE
                                        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ---------------- ------------- -----------------
ASSETS:
  Investments at fair value           $ 100,907,024    $ 140,474,121 $ 309,481,364     $ 262,479,389
  Other receivables                              --               --            --                --
  Due from MetLife Investors
     USA Insurance Company                        3                4             5                --
                                      ------------- ---------------- ------------- -----------------
       Total Assets                     100,907,027      140,474,125   309,481,369       262,479,389
                                      ------------- ---------------- ------------- -----------------
LIABILITIES:
  Other payables                                 --               --            --                --
  Due to MetLife Investors
     USA Insurance Company                       35              199           107                83
                                      ------------- ---------------- ------------- -----------------
       Total Liabilities                         35              199           107                83
                                      ------------- ---------------- ------------- -----------------
NET ASSETS                            $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,862,661    $ 140,428,125 $ 309,351,832     $ 262,351,678
  Net assets from contracts in payout        44,331           45,801       129,430           127,628
                                      ------------- ---------------- ------------- -----------------
       Total Net Assets               $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================

The accompanying notes are an integral part of these financial statements.

                       MIST LEGG MASON                                  MIST PIMCO
    MIST OPPENHEIMER          PARTNERS      MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
CAPITAL APPRECIATION AGGRESSIVE GROWTH    TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,162      $ 73,409,370 $ 1,055,450,361 $ 74,614,774  $ 478,661,831      $ 258,175,013
                  --                --              --           --             --                 --
                   2                --               1           --              3                  3
-------------------- ----------------- --------------- ------------ -------------- ------------------
         201,465,164        73,409,370   1,055,450,362   74,614,774    478,661,834        258,175,016
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  --                --              --           --             --                 --
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================
       $ 201,227,261      $ 73,399,042 $ 1,055,114,438 $ 74,612,662  $ 478,469,956      $ 258,142,224
             237,814            10,250         335,864        2,041        191,788             32,719
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MFS RESEARCH       MIST CLARION    MIST TURNER MIST GOLDMAN SACHS
                                          INTERNATIONAL GLOBAL REAL ESTATE MID CAP GROWTH      MID CAP VALUE
                                            SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ----------------- ------------------ -------------- ------------------
ASSETS:
  Investments at fair value               $ 281,155,353       $ 98,120,968   $ 55,630,668       $ 77,628,422
  Other receivables                                  --                 --             --                 --
  Due from MetLife Investors
     USA Insurance Company                            9                  3              3                  4
                                      ----------------- ------------------ -------------- ------------------
       Total Assets                         281,155,362         98,120,971     55,630,671         77,628,426
                                      ----------------- ------------------ -------------- ------------------
LIABILITIES:
  Other payables                                     --                 --             --                 --
  Due to MetLife Investors
     USA Insurance Company                           66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
       Total Liabilities                             66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
NET ASSETS                                $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 281,061,618       $ 98,093,845   $ 55,617,164       $ 77,600,559
  Net assets from contracts in payout            93,678             27,050         13,430             27,794
                                      ----------------- ------------------ -------------- ------------------
       Total Net Assets                   $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,824   $ 2,188,428,040   $ 4,832,135,622 $ 5,026,063,354       $ 412,402,762   $ 161,042,606
                --                --                --              --                  --              --
                 2                --                 3               5                   5               3
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     1,466,386,826     2,188,428,040     4,832,135,625   5,026,063,359         412,402,767     161,042,609
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                --                --                --              --                  --              --
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============
   $ 1,466,201,770   $ 2,188,345,983   $ 4,830,975,032 $ 5,025,953,024       $ 412,333,181   $ 161,019,537
           185,021            82,023         1,160,545         110,280              69,550          22,970
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES
                                         VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS MIST JANUS FORTY
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- ----------------- ------------------ ----------------
ASSETS:
  Investments at fair value              $ 77,277,912     $ 189,762,137       $ 77,383,553     $ 21,865,699
  Other receivables                                --                --                 --               --
  Due from MetLife Investors
     USA Insurance Company                          3                 1                  1               23
                                      --------------- ----------------- ------------------ ----------------
       Total Assets                        77,277,915       189,762,138         77,383,554       21,865,722
                                      --------------- ----------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --                --                 --               --
  Due to MetLife Investors
     USA Insurance Company                         94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
       Total Liabilities                           94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
NET ASSETS                               $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
  Net assets from contracts in payout              --                --                 --               --
                                      --------------- ----------------- ------------------ ----------------
       Total Net Assets                  $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================

The accompanying notes are an integral part of these financial statements.

    MIST DREMAN                       MIST PIONEER MIST BLACKROCK MIST BLACKROCK     MIST RAINIER
SMALL CAP VALUE MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD LARGE CAP EQUITY
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,262      $ 53,308,931    $ 251,000,752    $ 5,078,817  $ 100,278,659     $ 34,404,073
             --                --               --             --             --               --
              1                --               --             --             --                1
--------------- ----------------- ---------------- -------------- -------------- ----------------
     19,575,263        53,308,931      251,000,752      5,078,817    100,278,659       34,404,074
--------------- ----------------- ---------------- -------------- -------------- ----------------
             --                --               --             --             --               --
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,271,958     $ 34,404,016
             --                --               --             --          6,580               --
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MIST AMERICAN                               MIST AMERICAN
                                       FUNDS BALANCED MIST AMERICAN MIST AMERICAN    FUNDS GROWTH
                                           ALLOCATION    FUNDS BOND  FUNDS GROWTH      ALLOCATION
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- ------------- ------------- ---------------
ASSETS:
  Investments at fair value           $ 1,315,175,725 $ 141,146,743 $ 238,097,880 $ 1,164,848,834
  Other receivables                                --            --            --              --
  Due from MetLife Investors
     USA Insurance Company                         --            --            --              --
                                      --------------- ------------- ------------- ---------------
       Total Assets                     1,315,175,725   141,146,743   238,097,880   1,164,848,834
                                      --------------- ------------- ------------- ---------------
LIABILITIES:
  Other payables                                   --            --            --              --
  Due to MetLife Investors
     USA Insurance Company                         16            58            53              31
                                      --------------- ------------- ------------- ---------------
       Total Liabilities                           16            58            53              31
                                      --------------- ------------- ------------- ---------------
NET ASSETS                            $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,832,616
  Net assets from contracts in payout              --            --            --          16,187
                                      --------------- ------------- ------------- ---------------
       Total Net Assets               $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============

The accompanying notes are an integral part of these financial statements.

                     MIST AMERICAN                    MIST MET/FRANKLIN
      MIST AMERICAN FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING     MIST SSGA MIST SSGA GROWTH
FUNDS INTERNATIONAL     ALLOCATION     MUTUAL SHARES           STRATEGY    GROWTH ETF   AND INCOME ETF
        SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,873  $ 839,089,586      $ 62,452,312      $ 438,687,448 $ 163,291,557    $ 314,125,058
                 --             --                --                 --            --               --
                 --             --                 1                 --            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
        168,980,873    839,089,586        62,452,313        438,687,448   163,291,557      314,125,058
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 --             --                --                 --            --               --
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,671,387 $ 163,291,494    $ 314,125,011
                 --             --                --             16,016            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MET/TEMPLETON    AIM V.I. AIM V.I. CAPITAL             AIM V.I.
                                      INTERNATIONAL BOND CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH
                                             SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                      ------------------ ----------- ---------------- --------------------
ASSETS:
  Investments at fair value                  $ 8,438,588   $ 407,846        $ 157,430         $ 65,315,427
  Other receivables                                   --          --               --                   --
  Due from MetLife Investors
     USA Insurance Company                            --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Assets                            8,438,588     407,846          157,430           65,315,427
                                      ------------------ ----------- ---------------- --------------------
LIABILITIES:
  Other payables                                      --          --               --                   --
  Due to MetLife Investors
     USA Insurance Company                            64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
       Total Liabilities                              64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
NET ASSETS                                   $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
  Net assets from contracts in payout                 --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Net Assets                      $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================

The accompanying notes are an integral part of these financial statements.

AIM V.I. BASIC AIM V.I. GLOBAL     MFS VIT         MFS VIT       MFS VIT OPPENHEIMER VA
      BALANCED     REAL ESTATE    RESEARCH INVESTORS TRUST NEW DISCOVERY    MAIN STREET
   SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,321     $ 4,786,348   $ 111,061        $ 52,765      $ 45,498      $ 120,828
            --              --          --              --            --             --
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
       262,321       4,786,348     111,061          52,765        45,498        120,828
-------------- --------------- ----------- --------------- ------------- --------------
            --              --          --              --            --             --
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                    OPPENHEIMER VA
                                      OPPENHEIMER VA OPPENHEIMER VA    MAIN STREET OPPENHEIMER VA
                                                BOND STRATEGIC BOND      SMALL CAP          MONEY
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                 $ 57,765       $ 14,588   $ 43,881,948      $ 117,917
  Other receivables                               --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                        --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                           57,765         14,588     43,881,948        117,917
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Investors
     USA Insurance Company                         9             13             38             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                           9             13             38             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                                  $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
  Net assets from contracts in payout             --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Net Assets                     $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
ASSET MANAGER        GROWTH    CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,481 $ 130,641,956 $ 313,576,712  $ 6,282,777   $ 6,538,980 $ 70,079,060
           --            --            --           --            --           --
           --             6             2           --             1           --
------------- ------------- ------------- ------------ ------------- ------------
  102,112,481   130,641,962   313,576,714    6,282,777     6,538,981   70,079,060
------------- ------------- ------------- ------------ ------------- ------------
            1            --            --           --            --           --
            5             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
            6             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
           --            --            --           --            --           --
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      FIDELITY VIP  FIDELITY VIP      FIDELITY VIP           DWS
                                      MONEY MARKET       MID CAP FUNDS MANAGER 60% INTERNATIONAL
                                       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------
ASSETS:
  Investments at fair value           $ 50,573,010 $ 103,784,425      $ 36,215,324  $ 22,845,175
  Other receivables                             --            --                --            --
  Due from MetLife Investors
     USA Insurance Company                      --             6                --            --
                                      ------------ ------------- ----------------- -------------
       Total Assets                     50,573,010   103,784,431        36,215,324    22,845,175
                                      ------------ ------------- ----------------- -------------
LIABILITIES:
  Other payables                                --            --                --            --
  Due to MetLife Investors
     USA Insurance Company                      22            20                --            14
                                      ------------ ------------- ----------------- -------------
       Total Liabilities                        22            20                --            14
                                      ------------ ------------- ----------------- -------------
NET ASSETS                            $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
  Net assets from contracts in payout           --            --                --            --
                                      ------------ ------------- ----------------- -------------
       Total Net Assets               $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============

The accompanying notes are an integral part of these financial statements.

                                                                               MSF BLACKROCK
MSF FI MID CAP        MSF FI  MSF RUSSELL           MSF ARTIO   MSF METLIFE LEGACY LARGE CAP
 OPPORTUNITIES VALUE LEADERS   2000 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,141   $ 4,072,894 $ 15,337,096         $ 3,955,180 $ 281,243,677      $ 8,419,337
            --            --           --                  --            --                1
            --            29           --                  --            15               --
-------------- ------------- ------------ ------------------- ------------- ----------------
     3,651,141     4,072,923   15,337,096           3,955,180   281,243,692        8,419,338
-------------- ------------- ------------ ------------------- ------------- ----------------
            --            --           --                  --            --               --
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,128,231      $ 8,419,085
            --            --           --                  --       115,410               --
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                         MSF BARCLAYS
                                        MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK CAPITAL AGGREGATE
                                      STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE        BOND INDEX
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                      --------------- ------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 8,493,218  $ 42,636,655     $ 2,783,417      $ 29,894,105
  Other receivables                                 1            --              --                --
  Due from MetLife Investors
     USA Insurance Company                         --            26              --                --
                                      --------------- ------------- --------------- -----------------
       Total Assets                         8,493,219    42,636,681       2,783,417        29,894,105
                                      --------------- ------------- --------------- -----------------
LIABILITIES:
  Other payables                                   --            --              --                --
  Due to MetLife Investors
     USA Insurance Company                          6           105               4               139
                                      --------------- ------------- --------------- -----------------
       Total Liabilities                            6           105               4               139
                                      --------------- ------------- --------------- -----------------
NET ASSETS                                $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 8,493,213  $ 42,630,133     $ 2,783,413      $ 29,893,966
  Net assets from contracts in payout              --         6,443              --                --
                                      --------------- ------------- --------------- -----------------
       Total Net Assets                   $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================

The accompanying notes are an integral part of these financial statements.

              MSF MORGAN STANLEY      MSF MFS         MSF METLIFE     MSF DAVIS MSF MET/ARTISAN
MSF MFS VALUE         EAFE INDEX TOTAL RETURN MID CAP STOCK INDEX VENTURE VALUE   MID CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,199       $ 27,098,587 $ 40,772,313        $ 23,983,145 $ 487,864,533   $ 195,923,742
           --                 --           --                   1            --              --
           --                 --          109                  --            14              20
------------- ------------------ ------------ ------------------- ------------- ---------------
   33,984,199         27,098,587   40,772,422          23,983,146   487,864,547     195,923,762
------------- ------------------ ------------ ------------------- ------------- ---------------
           --                 --           --                  --            --              --
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,583,956   $ 195,796,576
           --                 --           --                  --       280,536         127,110
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                    MSF WESTERN ASSET
                                       MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT
                                             GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT
                                        SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ------------- ----------------- -----------------
ASSETS:
  Investments at fair value           $ 190,651,607 $ 576,533,179       $ 6,406,836     $ 140,925,991
  Other receivables                              --             7                --                --
  Due from MetLife Investors
     USA Insurance Company                       --            --                --                 2
                                      ------------- ------------- ----------------- -----------------
       Total Assets                     190,651,607   576,533,186         6,406,836       140,925,993
                                      ------------- ------------- ----------------- -----------------
LIABILITIES:
  Other payables                                 --            --                --                --
  Due to MetLife Investors
     USA Insurance Company                      106           902                72               127
                                      ------------- ------------- ----------------- -----------------
       Total Liabilities                        106           902                72               127
                                      ------------- ------------- ----------------- -----------------
NET ASSETS                            $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 190,570,065 $ 576,392,103       $ 6,406,764     $ 140,916,247
  Net assets from contracts in payout        81,436       140,181                --             9,619
                                      ------------- ------------- ----------------- -----------------
       Total Net Assets               $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================

The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
MSF OPPENHEIMER           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
  GLOBAL EQUITY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
    SUB-ACCOUNT           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,741           $ 1,636,128 $ 10,771,474         $ 9,016,218        $ 44,856,815          $ 52,562,790
             --                    --           --                  --                  --                    --
              1                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
     10,903,742             1,636,128   10,771,474           9,016,218          44,856,815            52,562,790
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             --                    --           --                  --                  --                    --
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
             --                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                          MSF NEUBERGER MSF MET/DIMENSIONAL
                                      MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL
                                       LARGE CAP GROWTH    SMALL CAP CORE MID CAP VALUE             COMPANY
                                            SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ----------------- ------------- -------------------
ASSETS:
  Investments at fair value                 $ 1,161,844       $ 1,990,773     $ 225,616        $ 17,437,076
  Other receivables                                  --                --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --                 5            --                   1
                                      ----------------- ----------------- ------------- -------------------
       Total Assets                           1,161,844         1,990,778       225,616          17,437,077
                                      ----------------- ----------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --                --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
       Total Liabilities                             26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
NET ASSETS                                  $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
  Net assets from contracts in payout                --                --            --                  --
                                      ----------------- ----------------- ------------- -------------------
       Total Net Assets                     $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================

The accompanying notes are an integral part of these financial statements.

   MSF VAN ECK
GLOBAL NATURAL VAN KAMPEN LIT    VAN KAMPEN LIT     FEDERATED FEDERATED HIGH FEDERATED MID CAP
     RESOURCES CAPITAL GROWTH GROWTH AND INCOME EQUITY INCOME    INCOME BOND GROWTH STRATEGIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,992      $ 117,044     $ 107,604,835      $ 21,339       $ 26,310          $ 78,684
            --             --                --            --             --                --
            --              2                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
    17,635,992        117,046       107,604,835        21,339         26,310            78,684
-------------- -------------- ----------------- ------------- -------------- -----------------
            --             --                --            --             --                --
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
            --             --                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                   ALGER T. ROWE PRICE       T. ROWE PRICE
                                      NEUBERGER GENESIS SMALL CAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK
                                            SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ---------------- ------------- -------------------
ASSETS:
  Investments at fair value                     $ 8,818     $ 51,552,208   $ 6,993,263           $ 877,972
  Other receivables                                  --               --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Assets                               8,818       51,552,208     6,993,263             877,972
                                      ----------------- ---------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --               --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
       Total Liabilities                             33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
NET ASSETS                                      $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
  Net assets from contracts in payout                --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Net Assets                         $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================

The accompanying notes are an integral part of these financial statements.

                          AMERICAN FUNDS
T. ROWE PRICE JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
PRIME RESERVE   WORLDWIDE CAPITALIZATION         GROWTH  GROWTH-INCOME  GLOBAL GROWTH
  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,542     $ 6,290   $ 58,608,655  $ 419,749,877  $ 219,690,006  $ 161,438,931
           --          --             --              1             --             --
           --           2             --             11             14              8
------------- ----------- -------------- -------------- -------------- --------------
    1,400,542       6,292     58,608,655    419,749,889    219,690,020    161,438,939
------------- ----------- -------------- -------------- -------------- --------------
           --          --             --             --             --             --
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,743,033  $ 219,683,255  $ 161,430,488
           --          --             --          6,778          6,657          8,369
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                                BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------------
ASSETS:
  Investments at fair value             $ 57,212,653      $ 88,554,465       $ 70,515,614      $ 42,694,548
  Other receivables                               --                --                 --                --
  Due from MetLife Investors
     USA Insurance Company                        --                --                  2                --
                                      -------------- ----------------- ------------------ -----------------
       Total Assets                       57,212,653        88,554,465         70,515,616        42,694,548
                                      -------------- ----------------- ------------------ -----------------
LIABILITIES:
  Other payables                                  --                --                 --                --
  Due to MetLife Investors
     USA Insurance Company                        40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
       Total Liabilities                          40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
NET ASSETS                              $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
  Net assets from contracts in payout             --                --                 --                --
                                      -------------- ----------------- ------------------ -----------------
       Total Net Assets                 $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================

The accompanying notes are an integral part of these financial statements.

                  FTVIPT TEMPLETON FTVIPT FRANKLIN
  FTVIPT FRANKLIN      GLOBAL BOND SMALL CAP VALUE UIF EQUITY AND                           UIF U.S.
INCOME SECURITIES       SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE MID CAP VALUE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,574     $ 44,636,040    $ 13,205,323  $ 249,400,087         $ 56,466,130  $ 15,401,693
               --               --              --             --                   --            --
                2               39              --              2                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
      134,091,576       44,636,079      13,205,323    249,400,089           56,466,130    15,401,693
----------------- ---------------- --------------- -------------- -------------------- -------------
               --               --              --             --                   --            --
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
               --               --              --             --                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT
                                             BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME
                                      SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------ ---------------- -------------
ASSETS:
  Investments at fair value           $ 2,213,952  $ 1,867,982      $ 1,021,016     $ 354,531
  Other receivables                            --           --               --            --
  Due from MetLife Investors
     USA Insurance Company                     --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Assets                     2,213,952    1,867,982        1,021,016       354,531
                                      ----------- ------------ ---------------- -------------
LIABILITIES:
  Other payables                               --           --               --            --
  Due to MetLife Investors
     USA Insurance Company                     77           90              102            71
                                      ----------- ------------ ---------------- -------------
       Total Liabilities                       77           90              102            71
                                      ----------- ------------ ---------------- -------------
NET ASSETS                            $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
  Net assets from contracts in payout          --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Net Assets               $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT PIONEER VCT PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT PIONEER VCT REAL
       FUND  HIGH YIELD    GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE    ESTATE SHARES
SUB-ACCOUNT SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,831 $ 1,172,822         $ 16,934,375         $ 24,317,395  $ 35,037,541        $ 228,991
         --          --                   --                   --            --               --
         --          --                   --                   --             2               --
----------- ----------- -------------------- -------------------- ------------- ----------------
    228,831   1,172,822           16,934,375           24,317,395    35,037,543          228,991
----------- ----------- -------------------- -------------------- ------------- ----------------
         --          --                   --                   --            --               --
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
         --          --                   --                   --            --               --
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                    LMPVET               LMPVET               LMPVET               LMPVET
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                          SMALL CAP GROWTH            INVESTORS    FUNDAMENTAL VALUE         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                   $ 21,966,975          $ 2,559,542         $ 83,258,481        $ 116,657,480
  Other receivables                                     --                   --                   --                   --
  Due from MetLife Investors
     USA Insurance Company                              --                   --                    6                    3
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                             21,966,975            2,559,542           83,258,487          116,657,483
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Other payables                                        --                   --                   --                   --
  Due to MetLife Investors
     USA Insurance Company                             133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                               133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                    $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
  Net assets from contracts in payout                   --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                       $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                         LMPVET
              LMPVET               LMPVET LMPVET INVESTMENT     CLEARBRIDGE           LMPVET  BATTERYMARCH
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE VARIABLE EQUITY      CLEARBRIDGE      VARIABLE
   AGGRESSIVE GROWTH     LARGE CAP GROWTH  SOCIAL AWARENESS  INCOME BUILDER VARIABLE CAPITAL GLOBAL EQUITY
         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,706,083          $ 6,818,757         $ 515,755    $ 64,946,374      $ 5,470,012   $ 3,587,445
                  --                   --                --              --               --            --
                   3                    1                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
         123,706,086            6,818,758           515,755      64,946,374        5,470,012     3,587,445
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                  --                   --                --              --               --            --
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
                  --                   --                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                         DIVIDEND STRATEGY   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value                    $ 5,884,596      $ 7,231,590      $ 3,447,377     $ 47,576,594
  Other receivables                                     --               --               --               --
  Due from MetLife Investors
     USA Insurance Company                              --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Assets                              5,884,596        7,231,590        3,447,377       47,576,594
                                      -------------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                        --               --               --               --
  Due to MetLife Investors
     USA Insurance Company                              77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
       Total Liabilities                                77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
NET ASSETS                                     $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
  Net assets from contracts in payout                   --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Net Assets                        $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN
 ASSET VARIABLE        LMPVIT WESTERN LMPVIT WESTERN
ADJUSTABLE RATE ASSET VARIABLE GLOBAL ASSET VARIABLE
         INCOME       HIGH YIELD BOND   MONEY MARKET
    SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT
--------------- --------------------- --------------
    $ 2,122,010          $ 48,249,677   $ 93,473,315
             --                    --             --
             --                    --             --
--------------- --------------------- --------------
      2,122,010            48,249,677     93,473,315
--------------- --------------------- --------------
             --                    --             --
             70                    97             74
--------------- --------------------- --------------
             70                    97             74
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============
    $ 2,121,940          $ 48,249,580   $ 93,471,547
             --                    --          1,694
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                            GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 10,213,969        $ 15,102,210               $ --           $ 706,119
                                            -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                     6,078,965           2,941,857            530,869             581,656
      Administrative charges                          727,669             509,331             99,036             100,929
                                            -------------------- ------------------- ------------------ -------------------
        Total expenses                              6,806,634           3,451,188            629,905             682,585
                                            -------------------- ------------------- ------------------ -------------------
           Net investment income (loss) .           3,407,335          11,651,022           (629,905)             23,534
                                            -------------------- ------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                 --                  --
      Realized gains (losses) on sale of
        investments                               (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
      Change in unrealized gains (losses)
        on investments                             89,166,515          53,160,028         18,975,278          12,132,534
                                            -------------------- ------------------- ------------------ -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                69,386,763          50,541,399         18,128,726          11,402,546
                                            -------------------- ------------------- ------------------ -------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 72,794,098        $ 62,192,421       $ 17,498,821        $ 11,426,080
                                            ==================== =================== ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                     MIST HARRIS                                                MIST LEGG MASON
MIST LAZARD        MIST MET/AIM          OAKMARK MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
    MID CAP    SMALL CAP GROWTH    INTERNATIONAL   SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  $ 937,966                $ --     $ 17,983,784       $ 2,506,587                    $ --                 $ --
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,150,395           1,589,706        3,263,091         3,018,739               2,406,642              876,125
    202,473             286,629          586,390           526,845                 421,139              156,733
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,352,868           1,876,335        3,849,481         3,545,584               2,827,781            1,032,858
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
   (414,902)         (1,876,335)      14,134,303        (1,038,997)             (2,827,781)          (1,032,858)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
         --                  --               --         2,305,061                      --                   --
 (3,302,687)         (2,814,981)      (8,257,515)       (3,161,256)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 (3,302,687)         (2,814,981)      (8,257,515)         (856,195)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 29,227,950          37,631,558       95,170,553        53,626,734              81,408,078           21,503,806
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 25,925,263          34,816,577       86,913,038        52,770,539              64,539,897           18,352,468
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
$25,510,361        $ 32,940,242    $ 101,047,341      $ 51,731,542            $ 61,712,116         $ 17,319,610
============== =================== ============= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                               MIST PIMCO
                                                MIST PIMCO     MIST RCM         INFLATION    MIST T. ROWE PRICE
                                              TOTAL RETURN   TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                               SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------- --------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                               $ 48,209,784         $ --      $ 11,090,812                  $ --
                                          ---------------- --------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 10,461,377      728,903         4,886,906             2,605,835
      Administrative charges                     1,741,889      127,644           869,716               474,172
                                          ---------------- --------------- ----------------- ---------------------
        Total expenses                          12,203,266      856,547         5,756,622             3,080,007
                                          ---------------- --------------- ----------------- ---------------------
           Net investment income (loss)         36,006,518     (856,547)        5,334,190            (3,080,007)
                                          ---------------- --------------- ----------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions               28,050,617           --                --                    --
      Realized gains (losses) on sale of
        investments                                 57,417   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
           Net realized gains (losses)          28,108,034   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
      Change in unrealized gains (losses)
        on investments                          43,548,561   28,745,651        43,470,993            73,868,915
                                          ---------------- --------------- ----------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             71,656,595   24,613,758        43,314,291            72,514,798
                                          ---------------- --------------- ----------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations            $ 107,663,113 $ 23,757,211      $ 48,648,481          $ 69,434,791
                                          ================ =============== ================= =====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 7,229,865           $ 2,365,872              $ --             $ 864,929          $ 33,320,959         $ 54,442,795
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,221,812             1,081,659           595,006               977,453            16,122,077           23,672,765
          559,129               189,778           107,333               173,291             2,912,906            4,267,838
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,780,941             1,271,437           702,339             1,150,744            19,034,983           27,940,603
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,448,924             1,094,435          (702,339)             (285,815)           14,285,976           26,502,192
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
               --                    --                --                    --            19,403,324           41,039,046
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           (6,050,458)         (13,066,221)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           13,352,866           27,972,825
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       67,944,426            28,010,276        20,390,571            24,667,040           207,905,178          327,614,224
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       60,846,513            24,082,984        17,191,227            19,068,719           221,258,044          355,587,049
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     $ 64,295,437          $ 25,177,419      $ 16,488,888          $ 18,782,904         $ 235,544,020        $ 382,089,241
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                 MIST METLIFE       MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                            BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                            -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                          $ --               $ --                   $ --        $ 1,161,814
                                            -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    53,859,427         59,837,005              4,675,079          1,361,048
      Administrative charges                        9,757,141         10,801,835                835,264            261,174
                                            -------------------- ------------------ ---------------------- ------------------
        Total expenses                             63,616,568         70,638,840              5,510,343          1,622,222
                                            -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           (63,616,568)       (70,638,840)            (5,510,343)          (460,408)
                                            -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                     --                 --
      Realized gains (losses) on sale of
        investments                               (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
           Net realized gains (losses)            (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
      Change in unrealized gains (losses)
        on investments                          1,040,029,640      1,313,230,729            115,113,676         34,431,722
                                            -------------------- ------------------ ---------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             1,000,198,749      1,186,260,003             98,151,508         33,363,182
                                            -------------------- ------------------ ---------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations               $ 936,582,181    $ 1,115,621,163           $ 92,641,165       $ 32,902,774
                                            ==================== ================== ====================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    MIST JANUS FORTY    SMALL CAP VALUE    MIST PIONEER FUND
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
      $ 881,856          $ 1,630,736           $ 1,086,433                $ --          $ 131,590            $ 477,269
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        750,479            1,544,755               771,990             256,593            232,683              365,838
        147,810              280,911               139,095              41,550             37,518               78,219
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        898,289            1,825,666               911,085             298,143            270,201              444,057
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        (16,433)            (194,930)              175,348            (298,143)          (138,611)              33,212
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
             --                   --                    --                  --                 --                   --
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     22,636,627           56,909,602            21,190,524           6,731,098          4,683,332            8,417,448
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     19,608,961           55,776,832            18,083,273           5,930,419          4,389,335            8,386,024
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
   $ 19,592,528         $ 55,581,902          $ 18,258,621         $ 5,632,276        $ 4,250,724          $ 8,419,236
================== ==================== ===================== =================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK     MIST RAINIER
                                              STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD LARGE CAP EQUITY
                                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------------- ----------------- -------------- -------------------
INVESTMENT INCOME:
      Dividends                                    $ 8,627,319          $ 55,670       $ 2,036,653        $ 223,136
                                          ----------------------- ----------------- -------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                      2,141,245            64,301           797,806          372,412
      Administrative charges                           456,171            10,329           143,052           68,239
                                          ----------------------- ----------------- -------------- -------------------
        Total expenses                               2,597,416            74,630           940,858          440,651
                                          ----------------------- ----------------- -------------- -------------------
           Net investment income (loss)              6,029,903           (18,960)        1,095,795         (217,515)
                                          ----------------------- ----------------- -------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                --                --               --
      Realized gains (losses) on sale of
        investments                                   (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
           Net realized gains (losses)                (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
      Change in unrealized gains (losses)
        on investments                              42,593,196         1,074,214        18,932,338        9,381,760
                                          ----------------------- ----------------- -------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 42,402,138           773,133        19,354,933        5,845,280
                                          ----------------------- ----------------- -------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 48,432,041         $ 754,173      $ 20,450,728      $ 5,627,765
                                          ======================= ================= ============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN                                      MIST AMERICAN                            MIST AMERICAN
FUNDS BALANCED    MIST AMERICAN    MIST AMERICAN     FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE
    ALLOCATION       FUNDS BOND     FUNDS GROWTH       ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
          $ --              $ 6             $ --            $ 113                   $ --              $ --
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    10,308,651        1,071,253        1,841,148       11,439,567              1,341,177         6,643,928
     1,927,757          198,279          341,747        2,138,228                250,869         1,246,815
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    12,236,408        1,269,532        2,182,895       13,577,795              1,592,046         7,890,743
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   (12,236,408)      (1,269,526)      (2,182,895)     (13,577,682)            (1,592,046)       (7,890,743)
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
            --               --               --               --                     12                --
       191,299           28,504         (519,260)         841,106               (265,019)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
       191,299           28,504         (519,260)         841,106               (265,007)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,603,120        8,847,600       49,442,762      282,438,706             38,360,906       114,712,832
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,794,419        8,876,104       48,923,502      283,279,812             38,095,899       114,716,851
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
 $ 207,558,011      $ 7,606,578     $ 46,740,607    $ 269,702,130           $ 36,503,853     $ 106,826,108
================= ================ ================ ================ ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN    TEMPLETON FOUNDING       MIST SSGA    MIST SSGA GROWTH
                                                MUTUAL SHARES              STRATEGY      GROWTH ETF      AND INCOME ETF
                                                  SUB-ACCOUNT           SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- --------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                          $ --                  $ --       $ 745,932           $ 975,025
                                            -------------------- --------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                       464,812             4,251,353       1,047,797           1,627,546
      Administrative charges                           84,443               798,277         198,449             311,890
                                            -------------------- --------------------- --------------- -------------------
        Total expenses                                549,255             5,049,630       1,246,246           1,939,436
                                            -------------------- --------------------- --------------- -------------------
           Net investment income (loss)              (549,255)           (5,049,630)       (500,314)           (964,411)
                                            -------------------- --------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                    --              --                  --
      Realized gains (losses) on sale of
        investments                                   (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
           Net realized gains (losses)                (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                              9,923,609            92,147,991      26,439,276          34,296,659
                                            -------------------- --------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 9,870,066            92,599,629      27,797,897          34,574,677
                                            -------------------- --------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 9,320,811          $ 87,549,999    $ 27,297,583        $ 33,610,266
                                            ==================== ===================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MET/TEMPLETON       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC    AIM V.I. GLOBAL
INTERNATIONAL BOND    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED        REAL ESTATE
   SUB-ACCOUNT (a)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
              $ --        $ 6,643               $ 904               $ 759,840          $ 11,970               $ --
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            23,852          5,283               2,036                 474,708             3,511             34,959
             4,464             --                  --                 108,231                --              8,096
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            28,316          5,283               2,036                 582,939             3,511             43,055
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           (28,316)         1,360              (1,132)                176,901             8,459            (43,055)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
                --             --                  --                      --                --                 --
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           237,577        103,659              42,046              13,640,583           111,144          1,256,847
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           239,987         87,607              25,915              13,581,450            53,971          1,061,399
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
         $ 211,671       $ 88,967            $ 24,783            $ 13,758,351          $ 62,430        $ 1,018,344
===================== ============== =================== ======================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MFS VIT            MFS VIT          MFS VIT    OPPENHEIMER VA
                                                 RESEARCH    INVESTORS TRUST    NEW DISCOVERY       MAIN STREET
                                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ------------------ ------------------ ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 1,358              $ 837             $ --           $ 2,192
                                          ------------------ ------------------ ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,323                661              574             1,581
      Administrative charges                           --                 --               --                --
                                          ------------------ ------------------ ---------------- -----------------
        Total expenses                              1,323                661              574             1,581
                                          ------------------ ------------------ ---------------- -----------------
           Net investment income (loss)                35                176             (574)              611
                                          ------------------ ------------------ ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                 --               --                --
      Realized gains (losses) on sale of
        investments                                (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
           Net realized gains (losses)             (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
      Change in unrealized gains (losses)
        on investments                             27,152             12,125           31,574            30,582
                                          ------------------ ------------------ ---------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                23,717             10,582           21,138            27,104
                                          ------------------ ------------------ ---------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations                $ 23,752           $ 10,758         $ 20,564          $ 27,715
                                          ================== ================== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                    OPPENHEIMER VA
OPPENHEIMER VA    OPPENHEIMER VA       MAIN STREET    OPPENHEIMER VA     FIDELITY VIP    FIDELITY VIP
          BOND    STRATEGIC BOND         SMALL CAP             MONEY    ASSET MANAGER          GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
          $ --              $ 72         $ 157,822             $ 454      $ 2,200,372       $ 512,941
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           328,527             1,794        1,249,746       1,534,837
            --                --            74,956                --               --              --
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           403,483             1,794        1,249,746       1,534,837
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
          (865)             (115)         (245,661)           (1,340)         950,626      (1,021,896)
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
            --                11                --                --          154,201         100,708
       (34,236)              (94)          (27,101)               --       (4,084,813)     (5,720,850)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
       (34,236)              (83)          (27,101)               --       (3,930,612)     (5,620,142)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
        34,717             2,311        10,675,311                --       25,436,293      34,339,329
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           481             2,228        10,648,210                --       21,505,681      28,719,187
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
        $ (384)          $ 2,113      $ 10,402,549          $ (1,340)    $ 22,456,307    $ 27,697,291
================= ================= ================= ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                CONTRAFUND        OVERSEAS    EQUITY-INCOME       INDEX 500
                                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------------- --------------- ---------------- ---------------
INVESTMENT INCOME:
      Dividends                                $ 3,669,804       $ 118,714        $ 131,025     $ 1,583,168
                                          ------------------- --------------- ---------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                  3,292,637          69,068           81,857         846,217
      Administrative charges                       147,620              --               --              --
                                          ------------------- --------------- ---------------- ---------------
        Total expenses                           3,440,257          69,068           81,857         846,217
                                          ------------------- --------------- ---------------- ---------------
           Net investment income (loss)            229,547          49,646           49,168         736,951
                                          ------------------- --------------- ---------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   75,028          17,622               --       1,427,642
      Realized gains (losses) on sale of
        investments                             (8,222,071)       (353,146)        (854,761)     (2,493,238)
                                          ------------------- --------------- ---------------- ---------------
           Net realized gains (losses)          (8,147,043)       (335,524)        (854,761)     (1,065,596)
                                          ------------------- --------------- ---------------- ---------------
      Change in unrealized gains (losses)
        on investments                          85,877,398       1,550,624        2,262,987      14,484,264
                                          ------------------- --------------- ---------------- ---------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             77,730,355       1,215,100        1,408,226      13,418,668
                                          ------------------- --------------- ---------------- ---------------
      Net increase (decrease) in net assets
        resulting from operations             $ 77,959,902     $ 1,264,746      $ 1,457,394    $ 14,155,619
                                          =================== =============== ================ ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    FIDELITY VIP         FIDELITY VIP              DWS    MSF FI MID CAP           MSF FI
MONEY MARKET         MID CAP    FUNDS MANAGER 60%    INTERNATIONAL     OPPORTUNITIES    VALUE LEADERS
 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (b)      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- --------------- -------------------- ---------------- ----------------- ----------------
   $ 292,565       $ 383,210            $ 428,118        $ 849,415          $ 47,720         $ 91,907
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153         835,298               27,072          261,099            42,151           52,555
          --         177,370                   --               --                --            8,608
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153       1,012,668               27,072          261,099            42,151           61,163
--------------- --------------- -------------------- ---------------- ----------------- ----------------
    (268,588)       (629,458)             401,046          588,316             5,569           30,744
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         464,018               38,339               --                --               --
          --        (151,993)                 378       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         312,025               38,717       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,075,131             (356,360)       6,007,926         1,196,156          956,728
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,387,156             (317,643)       4,842,380           884,312          653,802
--------------- --------------- -------------------- ---------------- ----------------- ----------------
  $ (268,588)   $ 23,757,698             $ 83,403      $ 5,430,696         $ 889,881        $ 684,546
=============== =============== ==================== ================ ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                       MSF BLACKROCK
                                              MSF RUSSELL              MSF ARTIO     MSF METLIFE    LEGACY LARGE CAP
                                               2000 INDEX    INTERNATIONAL STOCK     STOCK INDEX              GROWTH
                                              SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------ ---------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 136,948               $ 14,625     $ 4,611,800             $ 8,136
                                          ------------------ ---------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   111,071                 48,221       3,334,978              76,373
      Administrative charges                        5,296                  8,179         431,121              10,740
                                          ------------------ ---------------------- --------------- -------------------
        Total expenses                            116,367                 56,400       3,766,099              87,113
                                          ------------------ ---------------------- --------------- -------------------
           Net investment income (loss)            20,581                (41,775)        845,701             (78,977)
                                          ------------------ ---------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 186,482                     --       3,774,918                  --
      Realized gains (losses) on sale of
        investments                              (747,255)              (536,794)     (6,290,225)            101,626
                                          ------------------ ---------------------- --------------- -------------------
           Net realized gains (losses)           (560,773)              (536,794)     (2,515,307)            101,626
                                          ------------------ ---------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                          2,716,791              1,254,318      57,162,274           2,007,220
                                          ------------------ ---------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             2,156,018                717,524      54,646,967           2,108,846
                                          ------------------ ---------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations             $ 2,176,599              $ 675,749    $ 55,492,668         $ 2,029,869
                                          ================== ====================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                            MSF BARCLAYS
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    CAPITAL AGGREGATE                  MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE           BOND INDEX MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       $ 81,376      $ 2,405,074           $ 37,833            $ 516,856          $ --             $ 520,266
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          563,286             32,140              188,518       385,667               210,990
             --           77,387                 --               14,651        54,061                 7,684
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          640,673             32,140              203,169       439,728               218,674
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        (18,016)       1,764,401              5,693              313,687      (439,728)              301,592
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
             --               --                 --                   --            --                84,467
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (250,039)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (165,572)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      1,528,950        1,156,351            443,173               76,682     6,208,062             3,702,628
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        927,286          888,265            238,060               84,625     5,562,374             3,537,056
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      $ 909,270      $ 2,652,666          $ 243,753            $ 398,312   $ 5,122,646           $ 3,838,648
================== ================ ================== ================= ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   MSF MFS            MSF METLIFE        MSF DAVIS    MSF MET/ARTISAN
                                              TOTAL RETURN    MID CAP STOCK INDEX    VENTURE VALUE      MID CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 1,503,197              $ 230,684      $ 5,420,896        $ 1,397,789
                                          ------------------- ---------------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    509,688                198,676        5,457,572          2,298,016
      Administrative charges                        65,901                  4,405          966,191            385,467
                                          ------------------- ---------------------- ---------------- ------------------
        Total expenses                             575,589                203,081        6,423,763          2,683,483
                                          ------------------- ---------------------- ---------------- ------------------
           Net investment income (loss)            927,608                 27,603       (1,002,867)        (1,285,694)
                                          ------------------- ---------------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                507,504               --                 --
      Realized gains (losses) on sale of
        investments                             (1,798,808)              (420,375)      (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
           Net realized gains (losses)          (1,798,808)                87,129       (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
      Change in unrealized gains (losses)
        on investments                           6,598,073              4,737,345      114,664,484         69,654,908
                                          ------------------- ---------------------- ---------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              4,799,265              4,824,474      113,408,234         57,421,822
                                          ------------------- ---------------------- ---------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 5,726,873            $ 4,852,077    $ 112,405,367       $ 56,136,128
                                          =================== ====================== ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                      MSF WESTERN ASSET
MSF JENNISON    MSF BLACKROCK    MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
      GROWTH     MONEY MARKET     SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
       $ 294      $ 1,554,066              $ 6,087          $ 4,589,935          $ 211,614                 $ 30,109
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,002,933        8,634,240               74,125            1,473,148            111,403                   19,574
     359,637        1,548,808                9,748              282,230             23,023                    3,451
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,362,570       10,183,048               83,873            1,755,378            134,426                   23,025
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (2,362,276)      (8,628,982)             (77,786)           2,834,557             77,188                    7,084
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
          --               --              143,318                   --                 --                    2,465
  (1,582,386)              --             (127,281)            (437,814)          (449,562)                (126,250)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (1,582,386)              --               16,037             (437,814)          (449,562)                (123,785)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  51,528,912               --            1,900,637              506,647          3,493,463                  523,966
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  49,946,526               --            1,916,674               68,833          3,043,901                  400,181
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
$ 47,584,250     $ (8,628,982)         $ 1,838,888          $ 2,903,390        $ 3,121,089                $ 407,265
=============== ================ ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                                ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 234,089              $ 226,915            $ 1,156,537              $ 1,198,657
                                          ------------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    107,788                112,376                577,928                  698,612
      Administrative charges                        18,239                 18,473                 97,618                  118,251
                                          ------------------- ---------------------- ---------------------- ------------------------
        Total expenses                             126,027                130,849                675,546                  816,863
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)            108,062                 96,066                480,991                  381,794
                                          ------------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   47,527                 51,309                610,276                  656,798
      Realized gains (losses) on sale of
        investments                                 (6,553)              (135,700)              (774,910)              (2,663,753)
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)              40,974                (84,391)              (164,634)              (2,006,955)
                                          ------------------- ---------------------- ---------------------- ------------------------
      Change in unrealized gains (losses)
        on investments                           1,147,227              1,460,263              8,417,844               13,286,168
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              1,188,201              1,375,872              8,253,210               11,279,213
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 1,296,263            $ 1,471,938            $ 8,734,201             $ 11,661,007
                                          =================== ====================== ====================== ========================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                          MSF NEUBERGER    MSF MET/DIMENSIONAL        MSF VAN ECK
MSF T. ROWE PRICE    MSF LOOMIS SAYLES           BERMAN    INTERNATIONAL SMALL     GLOBAL NATURAL    VAN KAMPEN LIT
 LARGE CAP GROWTH       SMALL CAP CORE    MID CAP VALUE                COMPANY          RESOURCES    CAPITAL GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)       SUB-ACCOUNT
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          $ 2,719                 $ --            $ 708                   $ --               $ --             $ 112
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           11,549               10,600            1,513                115,397             59,839             1,385
            2,121                1,805              284                 20,631             11,326                --
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           13,670               12,405            1,797                136,028             71,165             1,385
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (10,951)             (12,405)          (1,089)              (136,028)           (71,165)           (1,273)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
               --                   --               17                     --                 --                --
          (39,827)               4,026            7,294                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (39,827)               4,026            7,311                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          358,699              269,382           48,105              2,668,479          1,451,075            61,642
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          318,872              273,408           55,416              3,058,311          1,451,075            50,232
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
        $ 307,921            $ 261,003         $ 54,327            $ 2,922,283        $ 1,379,910          $ 48,959
==================== ==================== ================ ====================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH    FEDERATED MID CAP
                                            GROWTH AND INCOME    EQUITY INCOME       INCOME BOND    GROWTH STRATEGIES
                                                  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------- ---------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 2,787,954            $ 843           $ 2,412                 $ --
                                            -------------------- ---------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       899,745              261               404                1,062
      Administrative charges                          193,198               --                --                   --
                                            -------------------- ---------------- ----------------- --------------------
        Total expenses                              1,092,943              261               404                1,062
                                            -------------------- ---------------- ----------------- --------------------
           Net investment income (loss)             1,695,011              582             2,008               (1,062)
                                            -------------------- ---------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --               --                --                   --
      Realized gains (losses) on sale of
        investments                                   (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
           Net realized gains (losses)                (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
      Change in unrealized gains (losses)
        on investments                             17,669,646            2,042            24,323               31,352
                                            -------------------- ---------------- ----------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                17,596,892            1,982             7,197               20,682
                                            -------------------- ---------------- ----------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 19,291,903          $ 2,564           $ 9,205             $ 19,620
                                            ==================== ================ ================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                ALGER    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE    JANUS ASPEN
NEUBERGER GENESIS    SMALL CAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK    PRIME RESERVE      WORLDWIDE
      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
             $ --                $ --         $ 12,685               $ 17,701          $ 4,379           $ 76
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
               --                  --               --                     --               --             --
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              (74)           (582,628)         (40,245)                11,369          (13,228)            30
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               --                  --               --                     --               --             --
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            1,945          18,064,321        2,364,460                320,779              (77)         1,751
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            2,070          16,482,266        2,159,817                290,746              (15)         1,633
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
          $ 1,996        $ 15,899,638      $ 2,119,572              $ 302,115        $ (13,243)       $ 1,663
==================== =================== ================ ====================== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              AMERICAN FUNDS
                                                GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                              CAPITALIZATION            GROWTH     GROWTH-INCOME     GLOBAL GROWTH
                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                          --------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 128,655       $ 2,249,161       $ 2,964,184       $ 1,904,325
                                          --------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      490,529         4,072,461         2,269,120         1,650,405
      Administrative charges                          60,899           720,459           373,005           314,937
                                          --------------------- ----------------- ----------------- -----------------
        Total expenses                               551,428         4,792,920         2,642,125         1,965,342
                                          --------------------- ----------------- ----------------- -----------------
           Net investment income (loss)             (422,773)       (2,543,759)          322,059           (61,017)
                                          --------------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                --                --                --
      Realized gains (losses) on sale of
        investments                               (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)            (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
      Change in unrealized gains (losses)
        on investments                            21,104,646       109,262,944        48,223,682        45,865,486
                                          --------------------- ----------------- ----------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               19,410,335       107,460,497        46,907,054        44,105,492
                                          --------------------- ----------------- ----------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 18,987,562     $ 104,916,738      $ 47,229,113      $ 44,044,475
                                          ===================== ================= ================= =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                       FTVIPT TEMPLETON
AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN         GLOBAL BOND
          BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES          SECURITIES
   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 1,599,528          $ 1,409,250           $ 1,766,454          $ 1,031,613          $ 8,227,161         $ 4,191,492
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       446,125              852,044               907,242              413,619            1,237,553             313,422
       103,444              174,433               144,673               82,820              256,288              73,542
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       549,569            1,026,477             1,051,915              496,439            1,493,841             386,964
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     1,049,959              382,773               714,539              535,174            6,733,320           3,804,528
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
            --                   --             2,179,203                   --                   --                  --
       (14,212)            (911,324)           (2,292,529)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       (14,212)            (911,324)             (113,326)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,366,855           16,912,881            17,837,025            9,712,864           25,289,201           1,012,803
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,352,643           16,001,557            17,723,699            8,760,094           24,175,135             945,446
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 4,402,602         $ 16,384,330          $ 18,438,238          $ 9,295,268         $ 30,908,455         $ 4,749,974
================= ==================== ===================== ==================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FTVIPT FRANKLIN
                                              SMALL CAP VALUE    UIF EQUITY AND                                 UIF U.S.
                                                   SECURITIES            INCOME    UIF U.S. REAL ESTATE    MID CAP VALUE
                                                  SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------------- ----------------- ----------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 145,211       $ 5,428,421             $ 1,410,886        $ 124,853
                                          ---------------------- ----------------- ----------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                        94,366         2,310,981                 541,919          115,263
      Administrative charges                           21,807           480,844                 106,524           26,466
                                          ---------------------- ----------------- ----------------------- ----------------
        Total expenses                                116,173         2,791,825                 648,443          141,729
                                          ---------------------- ----------------- ----------------------- ----------------
           Net investment income (loss)                29,038         2,636,596                 762,443          (16,876)
                                          ---------------------- ----------------- ----------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     399,891                --                      --               --
      Realized gains (losses) on sale of
        investments                                  (114,196)       (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
           Net realized gains (losses)                285,695        (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
      Change in unrealized gains (losses)
        on investments                              2,358,393        39,158,557              15,536,655        3,959,933
                                          ---------------------- ----------------- ----------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 2,644,088        37,216,401              12,481,642        3,776,689
                                          ---------------------- ----------------- ----------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 2,673,126      $ 39,852,997            $ 13,244,085      $ 3,759,813
                                          ====================== ================= ======================= ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PIONEER VCT         PIONEER VCT      PIONEER VCT    PIONEER VCT    PIONEER VCT
       BOND CULLEN VALUE    EMERGING MARKETS    EQUITY INCOME           FUND     HIGH YIELD
SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------- --------------- ------------------- ---------------- -------------- -----------
   $ 55,885      $ 7,070             $ 3,154          $ 6,892        $ 2,376       $ 26,757
----------- --------------- ------------------- ---------------- -------------- -----------
     13,405       12,639               6,917            2,842          1,578          6,657
      2,691        2,484               1,236              499            362          1,291
----------- --------------- ------------------- ---------------- -------------- -----------
     16,096       15,123               8,153            3,341          1,940          7,948
----------- --------------- ------------------- ---------------- -------------- -----------
     39,789       (8,053)             (4,999)           3,551            436         18,809
----------- --------------- ------------------- ---------------- -------------- -----------
         --           --                  --               --             --             --
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
    109,546      265,327             223,119           48,175         49,927        166,648
----------- --------------- ------------------- ---------------- -------------- -----------
    113,905      283,986             254,092           47,694         47,957        183,959
----------- --------------- ------------------- ---------------- -------------- -----------
  $ 153,694    $ 275,933           $ 249,093         $ 51,245       $ 48,393      $ 202,768
=========== =============== =================== ================ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT    PIONEER VCT REAL
                                               GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE       ESTATE SHARES
                                                     SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- -------------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                                        $ 358,837            $ 427,475     $ 359,120             $ 6,991
                                            -------------------- -------------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                          176,496              176,530       340,596               1,904
      Administrative charges                              31,145               34,287        69,402                 354
                                            -------------------- -------------------- ---------------- ----------------
        Total expenses                                   207,641              210,817       409,998               2,258
                                            -------------------- -------------------- ---------------- ----------------
           Net investment income (loss)                  151,196              216,658       (50,878)              4,733
                                            -------------------- -------------------- ---------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                   --            --                  --
      Realized gains (losses) on sale of
        investments                                      216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
           Net realized gains (losses)                   216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
      Change in unrealized gains (losses)
        on investments                                 4,278,917            4,279,005     7,060,304              61,778
                                            -------------------- -------------------- ---------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    4,495,497            4,373,673     6,319,778              79,759
                                            -------------------- -------------------- ---------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 4,646,693          $ 4,590,331   $ 6,268,900            $ 84,492
                                            ==================== ==================== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

              LMPVET                LMPVET                LMPVET                LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
    SMALL CAP GROWTH             INVESTORS     FUNDAMENTAL VALUE          APPRECIATION     AGGRESSIVE GROWTH      LARGE CAP GROWTH
         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                $ --              $ 41,999             $ 970,343           $ 2,112,028                  $ --              $ 16,055
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             204,342                32,727               850,599             1,078,710             1,305,948                90,579
              39,054                 5,354               168,317               215,568               249,675                14,782
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             243,396                38,081             1,018,916             1,294,278             1,555,623               105,361
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (243,396)                3,918               (48,573)              817,750            (1,555,623)              (89,306)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                  --                    --                    --                    --                    --                    --
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           6,335,763               612,219            18,964,395            18,518,803            33,075,324             2,418,961
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           5,860,240               467,817            17,597,116            17,172,843            30,737,743             2,089,855
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
         $ 5,616,844             $ 471,735          $ 17,548,543          $ 17,990,593          $ 29,182,120           $ 2,000,549
===================== ===================== ===================== ===================== ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVET                               LMPVET
                                            LMPVET INVESTMENT        CLEARBRIDGE              LMPVET     BATTERYMARCH
                                             COUNSEL VARIABLE    VARIABLE EQUITY         CLEARBRIDGE         VARIABLE
                                             SOCIAL AWARENESS     INCOME BUILDER    VARIABLE CAPITAL    GLOBAL EQUITY
                                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                            -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                       $ 7,085        $ 1,736,345            $ 30,956         $ 95,712
                                            -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                         6,754            657,967              75,183           44,686
      Administrative charges                            1,235            128,538              12,073            7,833
                                            -------------------- ------------------ ------------------- ----------------
        Total expenses                                  7,989            786,505              87,256           52,519
                                            -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)                  (904)           949,840             (56,300)          43,193
                                            -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                  --               --
      Realized gains (losses) on sale of
        investments                                   (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)                (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
      Change in unrealized gains (losses)
        on investments                                159,948         12,577,390           2,196,191          938,864
                                            -------------------- ------------------ ------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    85,779          9,253,743           1,578,739          493,042
                                            -------------------- ------------------ ------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 84,875       $ 10,203,583         $ 1,522,439        $ 536,235
                                            ==================== ================== =================== ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                     LMPVIT WESTERN
              LMPVET                                                                 ASSET VARIABLE           LMPVIT WESTERN
CLEARBRIDGE VARIABLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    ASSET VARIABLE GLOBAL
   DIVIDEND STRATEGY      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%             INCOME          HIGH YIELD BOND
         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 105,852           $ 324,084           $ 106,710           $ 931,145           $ 37,231              $ 4,281,107
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              78,727              87,567              40,568             390,007             25,966                  494,045
              13,140              15,999               7,408              88,121              4,777                   94,264
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              91,867             103,566              47,976             478,128             30,743                  588,309
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              13,985             220,518              58,734             453,017              6,488                3,692,798
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
                  --                  --                  --                  --                 --                       --
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           1,317,453           2,112,660             995,242          10,083,114            363,254               13,639,135
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
             939,472           1,439,630             751,699           9,854,857            278,319               12,124,214
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 953,457         $ 1,660,148           $ 810,433        $ 10,307,874          $ 284,807             $ 15,817,012
======================= =================== =================== =================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVIT WESTERN
                                                                          ASSET VARIABLE
                                                                            MONEY MARKET
                                                                             SUB-ACCOUNT
                                                                          -----------------
INVESTMENT INCOME:
      Dividends                                                                $ 258,458
                                                                          -----------------
EXPENSES:
      Mortality and expense risk charges                                       1,377,871
      Administrative charges                                                     269,241
                                                                          -----------------
        Total expenses                                                         1,647,112
                                                                          -----------------
           Net investment income (loss)                                       (1,388,654)
                                                                          -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                     --
      Realized gains (losses) on sale of investments                                  --
                                                                          -----------------
           Net realized gains (losses)                                                --
                                                                          -----------------
      Change in unrealized gains (losses) on investments                              --
                                                                          -----------------
      Net realized and change in unrealized gains (losses) on investments             --
      Net increase (decrease) in net assets resulting from operations       $ (1,388,654)
                                                                          =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MIST LORD ABBETT GROWTH AND INCOME    MIST LORD ABBETT BOND DEBENTURE
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                 2009                 2008             2009              2008
                                        ---------------- -------------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,407,335            $ 919,993     $ 11,651,022       $ 6,633,658
  Net realized gains (losses)             (19,779,752)          53,561,466       (2,618,629)       (4,409,452)
  Change in unrealized appreciation
     (depreciation) on investments         89,166,515         (337,506,715)      53,160,028       (54,017,190)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    72,794,098         (283,025,256)      62,192,421       (51,792,984)
                                        ---------------- -------------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                24,790,970           28,492,525       13,520,954         6,616,627
  Net transfers (including fixed
     account)                              (9,170,650)         (60,571,133)       8,532,182       (37,026,776)
  Contract charges                         (1,725,909)          (1,821,738)      (1,091,983)       (1,012,375)
  Transfers for contract benefits &
     terminations                         (31,471,695)         (58,140,110)     (15,416,833)      (27,555,849)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (17,577,284)         (92,040,456)       5,544,320       (58,978,373)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                          55,216,814         (375,065,712)      67,736,741      (110,771,357)
NET ASSETS:
  Beginning of year                       447,266,597          822,332,309      178,177,257       288,948,614
                                        ---------------- -------------------- ---------------- -----------------
  End of year                           $ 502,483,411        $ 447,266,597    $ 245,913,998     $ 178,177,257
                                        ================ ==================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST VAN KAMPEN MID CAP GROWTH MIST LORD ABBETT MID CAP VALUE             MIST LAZARD MID CAP
                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------ -------------------------------
      2009           2008            2009            2008             2009            2008
--------------- --------------- --------------- -------------- ---------------- --------------
  $ (629,905)      $ (120,820)       $ 23,534     $ (252,017)      $ (414,902)    $ (690,149)
    (846,552)       2,130,674        (729,988)     1,371,978       (3,302,687)     3,185,778
  18,975,278      (20,664,604)     12,132,534    (11,033,703)      29,227,950    (47,991,389)
--------------- --------------- --------------- -------------- ---------------- --------------
  17,498,821      (18,654,750)     11,426,080     (9,913,742)      25,510,361    (45,495,760)
--------------- --------------- --------------- -------------- ---------------- --------------
  14,583,797       20,235,767      18,776,021     11,699,635       11,713,789     11,607,428
  (2,621,706)       3,880,753       8,850,724      6,833,294       (1,645,217)    (8,565,531)
    (293,779)        (123,259)       (241,571)       (79,498)        (500,917)      (449,254)
  (2,104,313)      (1,787,329)     (1,808,129)      (715,198)      (4,372,768)    (8,150,431)
--------------- --------------- --------------- -------------- ---------------- --------------
   9,563,999       22,205,932      25,577,045     17,738,233         5,194,887     (5,557,788)
--------------- --------------- --------------- -------------- ---------------- --------------
  27,062,820        3,551,182      37,003,125      7,824,491        30,705,248    (51,053,548)
  27,227,267       23,676,085      23,899,560     16,075,069        70,201,744    121,255,292
--------------- --------------- --------------- -------------- ---------------- --------------
$ 54,290,087     $ 27,227,267    $ 60,902,685   $ 23,899,560     $ 100,906,992   $ 70,201,744
=============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST MET/AIM SMALL CAP GROWTH    MIST HARRIS OAKMARK INTERNATIONAL
                                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009               2008             2009             2008
                                        -------------------- -------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,876,335)        $ (2,336,618)    $ 14,134,303          $ 109,974
  Net realized gains (losses)              (2,814,981)          12,199,250       (8,257,515)        37,665,760
  Change in unrealized appreciation
     (depreciation) on investments         37,631,558          (77,286,162)      95,170,553       (184,812,243)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations    32,940,242          (67,423,530)     101,047,341       (147,036,509)
                                        -------------------- -------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                14,721,210           11,094,928       32,490,984         18,439,524
  Net transfers (including fixed
     account)                                (558,124)         (10,392,592)          44,876        (42,593,295)
  Contract charges                           (683,499)            (650,997)      (1,394,770)        (1,322,536)
  Transfers for contract benefits &
     terminations                          (6,393,128)         (13,225,101)     (11,888,624)       (22,579,304)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                7,086,459          (13,173,762)      19,252,466        (48,055,611)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                          40,026,701          (80,597,292)     120,299,807       (195,092,120)
NET ASSETS:
  Beginning of year                       100,447,225          181,044,517      189,181,455        384,273,575
                                        -------------------- -------------- ---------------- -------------------
  End of year                           $ 140,473,926        $ 100,447,225    $ 309,481,262      $ 189,181,455
                                        ==================== ============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MIST
   MIST THIRD AVENUE SMALL CAP VALUE    MIST OPPENHEIMER CAPITAL APPRECIATION    LEGG MASON PARTNERS AGGRESSIVE GROWTH
                         SUB-ACCOUNT                              SUB-ACCOUNT                              SUB-ACCOUNT
------------------------------------ ---------------------------------------- ----------------------------------------
         2009                2008             2009                    2008            2009                     2008
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
 $ (1,038,997)         $ (2,343,545)    $ (2,827,781)            $ 5,009,722    $ (1,032,858)            $ (1,358,505)
     (856,195)           19,395,478      (16,868,181)             65,741,086      (3,151,338)              (1,078,408)
   53,626,734          (104,970,939)      81,408,078            (216,168,936)     21,503,806              (36,608,829)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   51,731,542           (87,919,006)      61,712,116            (145,418,128)     17,319,610              (39,045,742)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   26,362,759            19,598,032        3,154,999               9,600,619       5,272,403                4,323,622
    2,707,898           (28,143,045)      (9,985,808)            (31,744,780)     (1,962,041)              (5,593,265)
   (1,222,132)           (1,177,753)        (960,351)             (1,071,481)       (379,561)                (379,140)
  (12,018,057)          (23,942,334)     (11,619,466)            (27,085,254)     (3,535,631)              (6,797,784)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   15,830,468           (33,665,100)     (19,410,626)            (50,300,896)       (604,830)              (8,446,567)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   67,562,010          (121,584,106)      42,301,490            (195,719,024)     16,714,780              (47,492,309)
  194,917,296           316,501,402      159,163,585             354,882,609      56,694,512              104,186,821
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
$ 262,479,306         $ 194,917,296    $ 201,465,075           $ 159,163,585    $ 73,409,292             $ 56,694,512
==================== =============== ================ ======================= =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MIST PIMCO TOTAL RETURN                MIST RCM TECHNOLOGY
                                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                   2009               2008            2009               2008
                                        ---------------------- -------------- ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 36,006,518          $ 10,513,043      $ (856,547)       $ 6,928,452
  Net realized gains (losses)                28,108,034            12,311,760      (4,131,893)        12,418,812
  Change in unrealized appreciation
     (depreciation) on investments           43,548,561           (28,451,249)     28,745,651        (52,183,275)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations     107,663,113            (5,626,446)     23,757,211        (32,836,011)
                                        ---------------------- -------------- ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 283,591,707            95,176,720       8,378,739          5,954,390
  Net transfers (including fixed
     account)                               186,018,088            39,581,392       7,819,129         (9,623,654)
  Contract charges                           (3,508,859)           (1,829,452)       (308,883)          (246,642)
  Transfers for contract benefits &
     terminations                           (60,877,549)          (54,723,772)     (2,421,353)        (3,904,218)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                405,223,387            78,204,888      13,467,632         (7,820,124)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in
       net assets                           512,886,500            72,578,442      37,224,843        (40,656,135)
NET ASSETS:
  Beginning of year                         542,563,802           469,985,360      37,389,860         78,045,995
                                        ---------------------- -------------- ------------------- --------------
  End of year                           $ 1,055,450,302         $ 542,563,802    $ 74,614,703       $ 37,389,860
                                        ====================== ============== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIMCO INFLATION PROTECTED BOND    MIST T. ROWE PRICE MID CAP GROWTH    MIST MFS RESEARCH INTERNATIONAL
                           SUB-ACCOUNT                          SUB-ACCOUNT                        SUB-ACCOUNT
-------------------------------------- ------------------------------------ ----------------------------------
         2009               2008             2009                2008             2009              2008
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $ 5,334,190           $ 5,737,533     $ (3,080,007)       $ (3,109,837)     $ 3,448,924         $ 749,951
     (156,702)           (2,586,038)      (1,354,117)         25,249,366       (7,097,913)       28,116,782
   43,470,993           (32,695,477)      73,868,915        (115,238,774)      67,944,426      (181,895,929)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
   48,648,481           (29,543,982)      69,434,791         (93,099,245)      64,295,437      (153,029,196)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  108,272,363            49,514,203       48,579,554          20,123,917       30,714,776        42,412,806
   91,767,453             8,664,472       11,965,211         (13,345,044)      (5,055,706)       (5,062,960)
   (1,879,564)           (1,225,730)      (1,056,634)           (860,659)      (1,383,407)       (1,174,104)
  (23,038,668)          (28,140,448)      (9,815,630)        (15,795,048)     (12,091,315)      (24,040,007)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  175,121,584            28,812,497       49,672,501          (9,876,834)      12,184,348        12,135,735
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  223,770,065              (731,485)     119,107,292        (102,976,079)      76,479,785      (140,893,461)
  254,891,679           255,623,164      139,067,651         242,043,730      204,675,511       345,568,972
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
$ 478,661,744         $ 254,891,679    $ 258,174,943       $ 139,067,651    $ 281,155,296     $ 204,675,511
=================== ================= ================ =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST CLARION GLOBAL REAL ESTATE         MIST TURNER MID CAP GROWTH
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,094,435           $ (1,518)      $ (702,339)       $ (885,297)
  Net realized gains (losses)             (3,927,292)         3,595,991       (3,199,344)        4,641,613
  Change in unrealized appreciation
     (depreciation) on investments        28,010,276        (47,457,118)       20,390,571       (37,334,322)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations   25,177,419        (43,862,645)       16,488,888       (33,578,006)
                                        --------------- ------------------ ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               13,577,318         15,277,404         6,825,058         5,450,341
  Net transfers (including fixed
     account)                              1,492,861            236,362          (338,209)       (1,604,909)
  Contract charges                          (492,700)          (388,408)         (264,019)         (252,183)
  Transfers for contract benefits &
     terminations                         (5,599,109)        (7,965,701)       (2,298,537)       (4,037,420)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,978,370          7,159,657          3,924,293          (444,171)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in
       net assets                         34,155,789        (36,702,988)        20,413,181       (34,022,177)
NET ASSETS:
  Beginning of year                       63,965,106        100,668,094         35,217,413        69,239,590
                                        --------------- ------------------ ------------------- --------------
  End of year                           $ 98,120,895       $ 63,965,106       $ 55,630,594      $ 35,217,413
                                        =============== ================== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST GOLDMAN SACHS MID CAP VALUE     MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                        SUB-ACCOUNT                         SUB-ACCOUNT                           SUB-ACCOUNT
--------------- ------------------- ----------------------------------- -------------------------------------
        2009                2008               2009             2008               2009               2008
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  $ (285,815)         $ (937,975)      $ 14,285,976     $ (2,234,085)      $ 26,502,192        $ 1,460,930
  (5,598,321)          4,814,174         13,352,866        9,029,524         27,972,825         31,261,590
  24,667,040         (48,477,533)       207,905,178     (217,070,681)       327,614,224       (538,226,402)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  18,782,904         (44,601,334)       235,544,020     (210,275,242)       382,089,241       (505,503,882)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
      46,636           2,321,516        214,143,790      153,700,709        382,099,405        290,839,853
  (5,802,925)        (20,324,037)       210,670,824      435,345,135        158,217,461        119,607,963
    (419,044)           (493,567)        (8,298,113)      (4,847,046)       (11,449,813)        (8,602,394)
  (3,914,680)         (8,040,835)       (73,393,069)     (86,614,542)       (93,949,243)      (126,988,809)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
 (10,090,013)        (26,536,923)       343,123,432      497,584,256        434,917,810        274,856,613
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
   8,692,891         (71,138,257)       578,667,452      287,309,014        817,007,051       (230,647,269)
  68,935,462         140,073,719        887,719,339      600,410,325      1,371,420,955      1,602,068,224
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
$ 77,628,353        $ 68,935,462    $ 1,466,386,791    $ 887,719,339    $ 2,188,428,006    $ 1,371,420,955
=============== =================== ================== ================ ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MIST METLIFE BALANCED STRATEGY          MIST METLIFE GROWTH STRATEGY
                                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                        ------------------------------------- -------------------------------------
                                                   2009               2008               2009               2008
                                        ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (63,616,568)     $ 138,113,013      $ (70,638,840)     $ 100,759,140
  Net realized gains (losses)               (39,830,891)       250,701,813       (126,970,726)       327,795,278
  Change in unrealized appreciation
     (depreciation) on investments        1,040,029,640     (2,084,196,961)     1,313,230,729     (2,936,404,011)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from operations     936,582,181     (1,695,382,135)     1,115,621,163     (2,507,849,593)
                                        ------------------ ------------------ ------------------ ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 610,294,471        574,850,779        366,476,905        919,799,464
  Net transfers (including fixed
     account)                               139,386,054       (222,330,114)      (199,867,285)      (449,948,925)
  Contract charges                          (29,471,803)       (25,874,538)       (41,661,343)       (36,791,542)
  Transfers for contract benefits &
     terminations                          (208,445,256)      (320,692,713)      (173,118,459)      (271,257,542)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                511,763,466          5,953,414        (48,170,182)       161,801,455
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in
       net assets                         1,448,345,647     (1,689,428,721)     1,067,450,981     (2,346,048,138)
NET ASSETS:
  Beginning of year                       3,383,789,930      5,073,218,651      3,958,612,323      6,304,660,461
                                        ------------------ ------------------ ------------------ ------------------
  End of year                           $ 4,832,135,577    $ 3,383,789,930    $ 5,026,063,304    $ 3,958,612,323
                                        ================== ================== ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST METLIFE AGGRESSIVE STRATEGY            MIST VAN KAMPEN COMSTOCK       MIST LEGG MASON VALUE EQUITY
                         SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
------------------------------------ ----------------------------------- ----------------------------------
         2009                2008             2009               2008            2009               2008
-------------------- --------------- -------------------- -------------- ------------------- --------------
 $ (5,510,343)         $ 8,989,743       $ (460,408)          $ 35,532       $ (16,433)        $ (823,221)
  (16,962,168)          46,469,556       (1,068,540)          (719,341)     (3,027,666)          (827,780)
  115,113,676         (283,905,358)      34,431,722        (22,431,043)     22,636,627        (40,220,689)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   92,641,165         (228,446,059)      32,902,774        (23,114,852)     19,592,528        (41,871,690)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   41,759,162           21,066,874       27,885,743          9,348,146      13,698,004         26,313,328
   (5,756,557)         (66,271,525)      66,012,743         (1,164,106)      2,844,859          5,543,238
   (2,281,803)          (2,428,995)        (479,581)          (221,489)       (363,256)          (194,102)
  (16,233,770)         (28,669,676)      (5,930,902)        (5,189,664)     (2,923,377)        (3,184,514)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   17,487,032          (76,303,322)      87,488,003          2,772,887      13,256,230         28,477,950
-------------------- --------------- -------------------- -------------- ------------------- --------------
  110,128,197         (304,749,381)     120,390,777        (20,341,965)     32,848,758        (13,393,740)
  302,274,534          607,023,915       40,651,730         60,993,695      44,429,063         57,822,803
-------------------- --------------- -------------------- -------------- ------------------- --------------
$ 412,402,731        $ 302,274,534    $ 161,042,507       $ 40,651,730    $ 77,277,821       $ 44,429,063
==================== =============== ==================== ============== =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST MFS EMERGING MARKETS EQUITY    MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009            2008            2009                 2008
                                        ---------------- ------------------ --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (194,930)        $ (174,638)      $ 175,348          $ 1,745,644
  Net realized gains (losses)              (1,132,770)         3,484,316      (3,107,251)             340,535
  Change in unrealized appreciation
     (depreciation) on investments         56,909,602        (47,764,673)     21,190,524          (31,624,027)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from operations    55,581,902        (44,454,995)     18,258,621          (29,537,848)
                                        ---------------- ------------------ --------------- --------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                47,544,106         24,360,591      10,702,120           12,997,335
  Net transfers (including fixed
     account)                              32,034,394         21,894,965       5,516,677           10,325,061
  Contract charges                           (694,901)          (215,626)       (370,960)            (246,616)
  Transfers for contract benefits &
     terminations                          (5,126,179)        (3,237,424)     (2,073,246)          (3,661,899)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,757,420         42,802,506      13,774,591           19,413,881
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in
       net assets                         129,339,322         (1,652,489)     32,033,212          (10,123,967)
NET ASSETS:
  Beginning of year                        60,422,758         62,075,247      45,350,255           55,474,222
                                        ---------------- ------------------ --------------- --------------------
  End of year                           $ 189,762,080       $ 60,422,758    $ 77,383,467         $ 45,350,255
                                        ================ ================== =============== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 MIST JANUS FORTY       MIST DREMAN SMALL CAP VALUE                 MIST PIONEER FUND
                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------------- --------------------------------- ---------------------------------
        2009              2008            2009              2008            2009              2008
--------------- ----------------- --------------- ----------------- --------------- -----------------
  $ (298,143)        $ 367,081      $ (138,611)       $ (137,991)       $ 33,212         $ (76,874)
    (800,679)         (239,635)       (293,997)          297,010         (31,424)       (1,105,314)
   6,731,098        (7,533,817)      4,683,332        (4,164,065)      8,417,448        (3,729,034)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,632,276        (7,406,371)      4,250,724        (4,005,046)      8,419,236        (4,911,222)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,269,399         8,704,411       4,183,333         5,307,493      25,641,164        13,071,422
   2,113,444         2,522,305        (287,971)          232,223       3,919,423            59,643
    (129,910)          (50,087)       (116,706)          (61,604)       (107,948)          (15,784)
  (2,510,153)         (994,768)       (715,969)         (722,443)     (1,011,033)         (435,949)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   4,742,780        10,181,861       3,062,687         4,755,669      28,441,606        12,679,332
--------------- ----------------- --------------- ----------------- --------------- -----------------
  10,375,056         2,775,490       7,313,411           750,623      36,860,842         7,768,110
  11,490,581         8,715,091      12,261,677        11,511,054      16,447,869         8,679,759
--------------- ----------------- --------------- ----------------- --------------- -----------------
$ 21,865,637      $ 11,490,581    $ 19,575,088      $ 12,261,677    $ 53,308,711      $ 16,447,869
=============== ================= =============== ================= =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE
                                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                        ----------------------------------- --------------------------------
                                                 2009               2008           2009              2008
                                        ---------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 6,029,903        $ 5,834,214      $ (18,960)        $ (52,304)
  Net realized gains (losses)                (191,058)        (2,001,682)      (301,081)           54,629
  Change in unrealized appreciation
     (depreciation) on investments         42,593,196        (21,409,793)     1,074,214        (1,971,499)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    48,432,041        (17,577,261)       754,173        (1,969,174)
                                        ---------------- ------------------ -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                76,452,855         66,037,341        838,893         1,283,270
  Net transfers (including fixed
     account)                               7,690,397         (9,048,953)       144,646            37,832
  Contract charges                           (656,970)          (174,007)       (31,944)          (20,009)
  Transfers for contract benefits &
     terminations                          (9,969,287)        (8,359,991)      (226,128)         (200,047)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,516,995         48,454,390        725,467         1,101,046
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         121,949,036         30,877,129      1,479,640          (868,128)
NET ASSETS:
  Beginning of year                       129,051,542         98,174,413      3,599,088         4,467,216
                                        ---------------- ------------------ -------------- -----------------
  End of year                           $ 251,000,578      $ 129,051,542    $ 5,078,728       $ 3,599,088
                                        ================ ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MIST BLACKROCK HIGH YIELD      MIST RAINIER LARGE CAP EQUITY    MIST AMERICAN FUNDS BALANCED ALLOCATION
                       SUB-ACCOUNT                        SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------- ---------------------------------- ------------------------------------------
         2009              2008            2009               2008               2009                 2008 (a)
---------------- ----------------  --------------- ------------------ ------------------ -----------------------
  $ 1,095,795         $ 383,147      $ (217,515)        $ (375,702)     $ (12,236,408)           $ 10,111,861
      422,595        (1,764,755)     (3,536,480)          (482,693)           191,299              (1,168,695)
   18,932,338        (3,738,362)      9,381,760        (12,232,869)       219,603,120             (79,902,745)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   20,450,728        (5,119,970)      5,627,765        (13,091,264)       207,558,011             (70,959,579)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   27,978,785         7,815,219       9,306,349         10,812,941        542,325,700             197,108,337
   40,605,633         4,450,167      (2,781,759)        21,312,024        260,661,354             212,064,719
     (298,135)          (43,642)       (166,701)           (99,748)        (4,189,539)               (468,802)
   (2,168,156)         (844,271)     (1,235,750)        (1,669,933)       (24,044,834)             (4,879,658)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   66,118,127        11,377,473       5,122,139         30,355,284        774,752,681             403,824,596
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   86,568,855         6,257,503      10,749,904         17,264,020        982,310,692             332,865,017
   13,709,683         7,452,180      23,654,112          6,390,092        332,865,017                      --
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
$ 100,278,538      $ 13,709,683    $ 34,404,016       $ 23,654,112    $ 1,315,175,709           $ 332,865,017
================ ================= =============== ================== ================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  MIST AMERICAN FUNDS BOND          MIST AMERICAN FUNDS GROWTH
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                 2009           2008 (a)            2009            2008 (a)
                                        ---------------- ----------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,269,526)      $ 1,265,131     $ (2,182,895)       $ 1,869,844
  Net realized gains (losses)                  28,504           (42,761)        (519,260)           (31,924)
  Change in unrealized appreciation
     (depreciation) on investments          8,847,600        (3,081,576)      49,442,762        (19,679,152)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     7,606,578        (1,859,206)      46,740,607        (17,841,232)
                                        ---------------- ----------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                62,636,955        20,714,403      103,582,571         39,065,845
  Net transfers (including fixed
     account)                              46,203,898         9,622,103       37,218,397         34,446,446
  Contract charges                           (344,696)          (15,114)        (695,505)           (31,706)
  Transfers for contract benefits &
     terminations                          (3,127,075)         (291,161)      (3,714,491)          (673,105)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              105,369,082        30,030,231      136,390,972         72,807,480
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                         112,975,660        28,171,025      183,131,579         54,966,248
NET ASSETS:
  Beginning of year                        28,171,025                --       54,966,248                 --
                                        ---------------- ----------------- ---------------- ------------------
  End of year                           $ 141,146,685      $ 28,171,025    $ 238,097,827       $ 54,966,248
                                        ================ ================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST AMERICAN FUNDS GROWTH ALLOCATION    MIST AMERICAN FUNDS INTERNATIONAL    MIST AMERICAN FUNDS MODERATE ALLOCATION
                             SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------------- ------------------------------------ ------------------------------------------
           2009               2008 (a)            2009             2008 (a)            2009                   2008 (a)
------------------ --------------------- ---------------- ------------------- ---------------- -------------------------
  $ (13,577,682)         $ 17,358,136     $ (1,592,046)        $ 2,725,032     $ (7,890,743)              $ 6,747,836
        841,106               (15,467)        (265,007)           (293,216)           4,019                (1,349,658)
    282,438,706          (170,403,804)      38,360,906         (16,971,992)     114,712,832               (39,805,795)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    269,702,130          (153,061,135)      36,503,853         (14,540,176)     106,826,108               (34,407,617)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    328,976,500           357,346,624       67,379,015          36,555,600      350,843,448               136,742,654
    119,673,133           278,459,593       22,261,881          24,327,566      173,945,155               125,028,215
     (6,021,052)             (700,335)        (553,760)            (26,478)      (2,681,289)                 (211,971)
    (22,708,729)           (6,817,926)      (2,420,645)           (506,044)     (13,664,347)               (3,330,828)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    419,919,852           628,287,956       86,666,491          60,350,644      508,442,967               258,228,070
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    689,621,982           475,226,821      123,170,344          45,810,468      615,269,075               223,820,453
    475,226,821                    --       45,810,468                  --      223,820,453                        --
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
$ 1,164,848,803         $ 475,226,821    $ 168,980,812        $ 45,810,468    $ 839,089,528             $ 223,820,453
================== ===================== ================ ================== ================ ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MIST MET/FRANKLIN TEMPLETON
                                           MIST MET/FRANKLIN MUTUAL SHARES                   FOUNDING STRATEGY
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                2009            2008 (a)            2009            2008 (a)
                                        --------------- ------------------ ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (549,255)         $ 286,774     $ (5,049,630)       $ 2,340,195
  Net realized gains (losses)                (53,543)          (104,240)         451,638            (46,625)
  Change in unrealized appreciation
     (depreciation) on investments         9,923,609         (3,194,226)      92,147,991        (44,949,267)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    9,320,811         (3,011,692)      87,549,999        (42,655,697)
                                        --------------- ------------------ ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               21,824,367         10,367,163      107,223,575        128,082,273
  Net transfers (including fixed
     account)                             19,440,639          5,730,009       64,570,368        111,137,585
  Contract charges                          (175,693)            (4,678)      (2,316,785)          (233,346)
  Transfers for contract benefits &
     terminations                           (996,731)           (41,957)     (11,687,873)        (2,982,696)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              40,092,582         16,050,537      157,789,285        236,003,816
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in
       net assets                         49,413,393         13,038,845      245,339,284        193,348,119
NET ASSETS:
  Beginning of year                       13,038,845                 --      193,348,119                 --
                                        --------------- ------------------ ---------------- ------------------
  End of year                           $ 62,452,238       $ 13,038,845    $ 438,687,403      $ 193,348,119
                                        =============== ================== ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                                             MET/TEMPLETON
             MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF    INTERNATIONAL BOND
                      SUB-ACCOUNT                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------- ---------------------------------- ---------------------
         2009          2008 (b)            2009           2008 (b)              2009 (c)
---------------- ---------------- ---------------- ----------------- ---------------------
   $ (500,314)        $ (1,053)      $ (964,411)         $ (3,076)            $ (28,316)
    1,358,621               --          278,018             2,403                 2,410
   26,439,276           68,421       34,296,659           158,177               237,577
---------------- ---------------- ---------------- ----------------- ---------------------
   27,297,583           67,368       33,610,266           157,504               211,671
---------------- ---------------- ---------------- ----------------- ---------------------
   86,105,143        1,336,071      183,863,776         1,205,430             4,368,717
   50,157,768           80,744       96,458,703         1,299,330             3,873,921
     (168,097)              --         (172,125)           (2,281)               (3,092)
   (1,590,434)           5,348       (2,286,739)           (8,853)              (12,693)
---------------- ---------------- ---------------- ----------------- ---------------------
  134,504,380        1,422,163      277,863,615         2,493,626             8,226,853
---------------- ---------------- ---------------- ----------------- ---------------------
  161,801,963        1,489,531      311,473,881         2,651,130             8,438,524
    1,489,531               --        2,651,130                --                    --
---------------- ---------------- ---------------- ----------------- ---------------------
$ 163,291,494      $ 1,489,531    $ 314,125,011       $ 2,651,130           $ 8,438,524
================ ================ ================ ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
                                                         SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------- --------------------------------
                                             2009            2008         2009                2008
                                        ------------ --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,360         $ 2,514     $ (1,132)           $ (4,139)
  Net realized gains (losses)             (16,052)         16,517      (16,131)            (14,342)
  Change in unrealized appreciation
     (depreciation) on investments        103,659        (222,155)      42,046            (138,973)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from operations    88,967        (203,124)      24,783            (157,454)
                                        ------------ --------------- ------------ -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --              --           --                  --
  Net transfers (including fixed
     account)                             (10,577)        (16,448)      (3,492)             (8,849)
  Contract charges                             --              --           --                  --
  Transfers for contract benefits &
     terminations                         (62,473)       (247,618)     (24,515)           (106,540)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (73,050)       (264,066)     (28,007)           (115,389)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in
       net assets                          15,917        (467,190)      (3,224)           (272,843)
NET ASSETS:
  Beginning of year                       391,928         859,118      160,644             433,487
                                        ------------ --------------- ------------ -------------------
  End of year                           $ 407,845       $ 391,928    $ 157,420           $ 160,644
                                        ============ =============== ============ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     AIM V.I. INTERNATIONAL GROWTH      AIM V.I. BASIC BALANCED      AIM V.I. GLOBAL REAL ESTATE
                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- ---------------------------- --------------------------------
        2009               2008         2009            2008           2009              2008
--------------- ------------------ ------------ --------------- -------------- -----------------
   $ 176,901         $ (111,198)     $ 8,459        $ 11,941      $ (43,055)        $ 169,649
     (59,133)          (802,813)     (57,173)        (26,155)      (195,448)          256,589
  13,640,583        (11,002,806)     111,144        (207,594)     1,256,847        (1,703,426)
--------------- ------------------ ------------ --------------- -------------- -----------------
  13,758,351        (11,916,817)      62,430        (221,808)     1,018,344        (1,277,188)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,590,536         26,202,690           --              --      1,457,840         2,087,485
   1,766,090          2,508,802      (38,367)         (7,225)       140,769           140,397
    (252,722)           (64,997)          --              --        (21,122)           (7,042)
  (1,507,974)          (722,625)     (50,744)       (155,781)      (169,585)          (94,274)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,595,930         27,923,870      (89,111)       (163,006)     1,407,902         2,126,566
--------------- ------------------ ------------ --------------- -------------- -----------------
  37,354,281         16,007,053      (26,681)       (384,814)     2,426,246           849,378
  27,961,110         11,954,057      288,999         673,813      2,360,062         1,510,684
--------------- ------------------ ------------ --------------- -------------- -----------------
$ 65,315,391       $ 27,961,110    $ 262,318       $ 288,999    $ 4,786,308       $ 2,360,062
=============== ================== ============ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                        MFS VIT RESEARCH    MFS VIT INVESTORS TRUST
                                                             SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------------- --------------------------
                                                 2009            2008        2009           2008
                                        --------------------- ----------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 35             $ (1,186)      $ 176         $ (385)
  Net realized gains (losses)              (3,435)               6,421      (1,543)        13,009
  Change in unrealized appreciation
     (depreciation) on investments         27,152              (64,104)     12,125        (43,568)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    23,752              (58,869)     10,758        (30,944)
                                        --------------------- ----------- ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --                   --          --             --
  Net transfers (including fixed
     account)                              (3,812)                  --          --        (11,815)
  Contract charges                             --                   --          --             --
  Transfers for contract benefits &
     terminations                          (3,398)             (45,933)     (6,391)       (40,972)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (7,210)             (45,933)     (6,391)       (52,787)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in
       net assets                          16,542             (104,802)      4,367        (83,731)
NET ASSETS:
  Beginning of year                        94,515              199,317      48,391        132,122
                                        --------------------- ----------- ----------- --------------
  End of year                           $ 111,057             $ 94,515    $ 52,758       $ 48,391
                                        ===================== =========== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MFS VIT NEW DISCOVERY   OPPENHEIMER VA MAIN STREET         OPPENHEIMER VA BOND
               SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- ---------------------------- ---------------------------
    2009           2008         2009             2008        2009            2008
----------- -------------- ------------ ---------------- ----------- ---------------
  $ (574)        $ (964)       $ 611            $ 243      $ (865)        $ 5,797
 (10,436)        10,411       (3,478)          12,599     (34,236)        (16,558)
  31,574        (42,333)      30,582          (94,975)     34,717         (69,378)
----------- -------------- ------------ ---------------- ----------- --------------
  20,564        (32,886)      27,715          (82,133)       (384)        (80,139)
----------- -------------- ------------ ---------------- ----------- ---------------
      --             --           --               --          --              --
 (19,686)            12           --           (9,606)    (21,078)         (1,237)
      --             --           --               --          --              --
     (41)       (21,826)     (15,288)         (54,322)    (16,787)        (87,148)
----------- -------------- ------------ ---------------- ----------- ---------------
 (19,727)       (21,814)     (15,288)         (63,928)    (37,865)        (88,385)
----------- -------------- ------------ ---------------- ----------- ---------------
     837        (54,700)      12,427         (146,061)    (38,249)       (168,524)
  44,654         99,354      108,399          254,460      96,005         264,529
----------- -------------- ------------ ---------------- ----------- ---------------
$ 45,491       $ 44,654    $ 120,826        $ 108,399    $ 57,756        $ 96,005
=========== ============== ============ ================ =========== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           OPPENHEIMER VA STRATEGIC BOND    OPPENHEIMER VA MAIN STREET SMALL CAP
                                                             SUB-ACCOUNT                             SUB-ACCOUNT
                                        -------------------------------- ---------------------------------------
                                            2009                 2008            2009                    2008
                                        ----------- -------------------- --------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (115)               $ 928      $ (245,661)             $ (172,253)
  Net realized gains (losses)                (83)               4,048         (27,101)               (337,481)
  Change in unrealized appreciation
     (depreciation) on investments         2,311               (7,449)     10,675,311              (7,281,710)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from operations    2,113               (2,473)     10,402,549              (7,791,444)
                                        ----------- -------------------- --------------- -----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                   --                   --      14,554,796              18,064,243
  Net transfers (including fixed
     account)                                 --                   --         818,939               1,291,361
  Contract charges                            --                   --        (175,957)                (51,393)
  Transfers for contract benefits &
     terminations                           (792)             (30,887)     (1,090,745)               (454,625)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                (792)             (30,887)     14,107,033              18,849,586
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in
       net assets                          1,321              (33,360)     24,509,582              11,058,142
NET ASSETS:
  Beginning of year                       13,254               46,614      19,372,328               8,314,186
                                        ----------- -------------------- --------------- -----------------------
  End of year                           $ 14,575             $ 13,254    $ 43,881,910            $ 19,372,328
                                        =========== ==================== =============== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       OPPENHEIMER VA MONEY          FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH
                SUB-ACCOUNT                         SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- ----------------------------------- ---------------------------------
     2009           2008             2009               2008             2009             2008
------------ -------------- ---------------- ------------------ ---------------- ----------------
 $ (1,340)       $ 2,094        $ 950,626        $ 1,420,183     $ (1,021,896)    $ (1,006,207)
       --             --       (3,930,612)        10,029,095       (5,620,142)      (1,495,360)
       --             --       25,436,293        (50,937,043)      34,339,329     (105,165,298)
------------ -------------- ---------------- ------------------ ---------------- ----------------
   (1,340)         2,094       22,456,307        (39,487,765)      27,697,291     (107,666,865)
------------ -------------- ---------------- ------------------ ---------------- ----------------
       --             --        3,045,081          4,619,969        5,974,891        8,171,631
       --             --       (4,201,921)        (7,167,156)      (5,240,430)     (13,257,206)
       --             --          (19,514)           (20,581)         (33,667)         (35,592)
  (30,396)       (20,793)      (7,713,451)       (12,468,435)      (9,169,633)     (15,036,076)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (30,396)       (20,793)      (8,889,805)       (15,036,203)      (8,468,839)     (20,157,243)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (31,736)       (18,699)      13,566,502        (54,523,968)      19,228,452     (127,824,108)
  149,653        168,352       88,545,973        143,069,941      111,413,507      239,237,615
------------ -------------- ---------------- ------------------ ---------------- ----------------
$ 117,917      $ 149,653    $ 102,112,475       $ 88,545,973    $ 130,641,959    $ 111,413,507
============ ============== ================ ================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  FIDELITY VIP CONTRAFUND            FIDELITY VIP OVERSEAS
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                 2009             2008           2009              2008
                                        ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 229,547     $ (1,025,566)      $ 49,646         $ 103,531
  Net realized gains (losses)              (8,147,043)       4,639,795       (335,524)          994,457
  Change in unrealized appreciation
     (depreciation) on investments         85,877,398     (169,629,453)     1,550,624        (5,763,565)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    77,959,902     (166,015,224)     1,264,746        (4,665,577)
                                        ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                37,790,703       48,023,268        129,298           155,740
  Net transfers (including fixed
     account)                              (5,777,656)     (13,246,442)       (11,251)         (294,072)
  Contract charges                           (373,565)        (140,686)           (70)             (112)
  Transfers for contract benefits &
     terminations                         (18,696,848)     (23,343,805)      (513,397)       (1,110,264)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               12,942,634       11,292,335       (395,420)       (1,248,708)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          90,902,536     (154,722,889)       869,326        (5,914,285)
NET ASSETS:
  Beginning of year                       222,674,108      377,396,997      5,413,449        11,327,734
                                        ---------------- ---------------- -------------- -----------------
  End of year                           $ 313,576,644    $ 222,674,108    $ 6,282,775       $ 5,413,449
                                        ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FIDELITY VIP EQUITY-INCOME             FIDELITY VIP INDEX 500         FIDELITY VIP MONEY MARKET
                     SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ---------------------------------- ---------------------------------
       2009              2008            2009               2008            2009              2008
-------------- ----------------- --------------- ------------------ --------------- -----------------
   $ 49,168          $ 86,066       $ 736,951          $ 649,074      $ (268,588)        $ 653,611
   (854,761)         (588,398)     (1,065,596)         2,040,819              --                --
  2,262,987        (4,751,685)     14,484,264        (45,013,396)             --                --
-------------- ----------------- --------------- ------------------ --------------- -----------------
  1,457,394        (5,254,017)     14,155,619        (42,323,503)       (268,588)          653,611
-------------- ----------------- --------------- ------------------ --------------- -----------------
     19,311            31,562           3,054              2,310      54,255,706         4,469,433
   (257,254)         (607,670)     (3,083,161)        (8,580,638)    (40,739,904)        3,370,828
         --                --         (34,782)           (36,738)         (7,822)           (6,862)
   (800,253)       (1,744,122)     (5,126,122)        (7,709,697)     (4,368,200)       (4,967,871)
-------------- ----------------- --------------- ------------------ --------------- -----------------
 (1,038,196)       (2,320,230)     (8,241,011)       (16,324,763)      9,139,780         2,865,528
-------------- ----------------- --------------- ------------------ --------------- -----------------
    419,198        (7,574,247)      5,914,608        (58,648,266)      8,871,192         3,519,139
  6,119,783        13,694,030      64,164,439        122,812,705      41,701,796        38,182,657
-------------- ----------------- --------------- ------------------ --------------- -----------------
$ 6,538,981       $ 6,119,783    $ 70,079,047       $ 64,164,439    $ 50,572,988      $ 41,701,796
============== ================= =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               FIDELITY VIP FUNDS
                                                       FIDELITY VIP MID CAP           MANAGER 60%
                                                                SUB-ACCOUNT           SUB-ACCOUNT
                                        ----------------------------------- ---------------------
                                                 2009               2008               2009 (d)
                                        ---------------- ------------------ ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (629,458)        $ (565,504)            $ 401,046
  Net realized gains (losses)                 312,025          4,005,999                38,717
  Change in unrealized appreciation
     (depreciation) on investments         24,075,131        (27,042,018)             (356,360)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from operations    23,757,698        (23,601,523)               83,403
                                        ---------------- ------------------ ---------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                33,950,852         29,092,735            (1,091,042)
  Net transfers (including fixed
     account)                               3,031,315          2,770,299            37,223,652
  Contract charges                           (268,436)           (66,163)                   --
  Transfers for contract benefits &
     terminations                          (3,171,116)        (2,207,566)                 (689)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               33,542,615         29,589,305            36,131,921
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in
       net assets                          57,300,313          5,987,782            36,215,324
NET ASSETS:
  Beginning of year                        46,484,098         40,496,316                    --
                                        ---------------- ------------------ ---------------------
  End of year                           $ 103,784,411       $ 46,484,098          $ 36,215,324
                                        ================ ================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 DWS INTERNATIONAL     MSF FI MID CAP OPPORTUNITIES             MSF FI VALUE LEADERS
                       SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- -------------------------------- --------------------------------
        2009               2008           2009              2008           2009              2008
--------------- ------------------ -------------- ----------------- -------------- -----------------
   $ 588,316           $ 15,208        $ 5,569         $ (47,326)      $ 30,744           $ 1,677
  (1,165,546)         5,161,020       (311,844)          (88,745)      (302,926)          212,786
   6,007,926        (23,324,279)     1,196,156        (3,499,091)       956,728        (2,258,092)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   5,430,696        (18,148,051)       889,881        (3,635,162)       684,546        (2,043,629)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   1,284,790          1,880,993        354,905           567,543        230,413           610,290
    (465,091)        (1,947,706)       (89,050)         (126,132)        73,108           427,348
      (3,929)            (4,301)          (332)             (327)       (20,896)          (15,371)
  (1,509,984)        (2,885,281)      (323,312)         (505,809)      (117,899)         (297,836)
--------------- ------------------ -------------- ----------------- -------------- -----------------
    (694,214)        (2,956,295)       (57,789)          (64,725)       164,726           724,431
--------------- ------------------ -------------- ----------------- -------------- -----------------
   4,736,482        (21,104,346)       832,092        (3,699,887)       849,272        (1,319,198)
  18,108,679         39,213,025      2,819,031         6,518,918      3,223,563         4,542,761
--------------- ------------------ -------------- ----------------- -------------- -----------------
$ 22,845,161       $ 18,108,679    $ 3,651,123       $ 2,819,031    $ 4,072,835       $ 3,223,563
=============== ================== ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                   MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 20,581           $ 1,131      $ (41,775)         $ 70,056
  Net realized gains (losses)               (560,773)         (383,505)      (536,794)          397,400
  Change in unrealized appreciation
     (depreciation) on investments         2,716,791        (2,531,381)     1,254,318        (3,432,086)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,176,599        (2,913,755)       675,749        (2,964,630)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,084,961           855,484         26,434           281,018
  Net transfers (including fixed
     account)                              3,198,545             8,135         12,211           413,588
  Contract charges                            (3,189)             (477)        (1,363)           (1,406)
  Transfers for contract benefits &
     terminations                           (417,963)         (667,163)      (297,210)         (611,330)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,862,354           195,979       (259,928)           81,870
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                         10,038,953        (2,717,776)       415,821        (2,882,760)
NET ASSETS:
  Beginning of year                        5,298,056         8,015,832      3,539,311         6,422,071
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 15,337,009       $ 5,298,056    $ 3,955,132       $ 3,539,311
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF METLIFE STOCK INDEX    MSF BLACKROCK LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                         SUB-ACCOUNT                              SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------ ---------------------------------------- --------------------------------
         2009                2008           2009                      2008           2009              2008
---------------- ------------------ -------------- -------------------------- -------------- -----------------
    $ 845,701           $ 618,236      $ (78,977)                $ (10,036)     $ (18,016)        $ (82,675)
   (2,515,307)          9,197,418        101,626                    (6,667)      (601,664)          360,599
   57,162,274        (115,000,965)     2,007,220                  (479,683)     1,528,950        (5,059,965)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   55,492,668        (105,185,311)     2,029,869                  (496,386)       909,270        (4,782,041)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   36,568,257          13,864,485        409,354                    97,784      1,142,383         1,485,269
   38,578,203         (21,265,657)     5,415,621                   429,217       (409,962)       (1,490,563)
     (792,619)           (771,007)       (24,684)                      (90)          (728)             (817)
  (12,769,515)        (22,465,702)      (442,875)                  (45,328)      (525,459)         (758,797)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   61,584,326         (30,637,881)     5,357,416                   481,583        206,234          (764,908)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
  117,076,994        (135,823,192)     7,387,285                   (14,803)     1,115,504        (5,546,949)
  164,166,647         299,989,839      1,031,800                 1,046,603      7,377,709        12,924,658
---------------- ------------------- -------------- ------------------------- -------------- -----------------
$ 281,243,641       $ 164,166,647    $ 8,419,085               $ 1,031,800    $ 8,493,213       $ 7,377,709
================ =================== ============== ========================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,764,401       $ 1,124,681        $ 5,693         $ (14,914)
  Net realized gains (losses)               (268,086)         (342,658)      (205,113)         (117,850)
  Change in unrealized appreciation
     (depreciation) on investments         1,156,351        (2,808,583)       443,173        (1,221,978)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,652,666        (2,026,560)       243,753        (1,354,742)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                7,000,686        11,915,342        219,198           283,419
  Net transfers (including fixed
     account)                              3,408,567        (4,631,754)            25            62,383
  Contract charges                          (239,391)         (137,935)          (269)             (279)
  Transfers for contract benefits &
     terminations                         (2,881,747)       (2,583,411)      (144,128)         (280,398)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,288,115         4,562,242         74,826            65,125
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          9,940,781         2,535,682        318,579        (1,289,617)
NET ASSETS:
  Beginning of year                       32,695,795        30,160,113      2,464,834         3,754,451
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 42,636,576      $ 32,695,795    $ 2,783,413       $ 2,464,834
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX                      MSF MFS VALUE     MSF MORGAN STANLEY EAFE INDEX
                                 SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------------------- ---------------------------------- ---------------------------------
        2009                         2008            2009               2008            2009              2008
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
   $ 313,687                    $ 270,027      $ (439,728)          $ 38,666       $ 301,592         $ 253,222
       7,943                      (33,327)       (645,688)           723,455        (165,572)          464,943
      76,682                       71,367       6,208,062        (11,171,380)      3,702,628        (8,998,610)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
     398,312                      308,067       5,122,646        (10,409,259)      3,838,648        (8,280,445)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  13,077,565                    1,079,219       5,093,158          6,820,629       9,512,540         2,326,951
   9,346,152                    1,116,624       3,024,185          1,865,616       3,378,259          (317,622)
      (7,068)                        (653)       (154,910)           (77,745)         (2,492)           (1,096)
    (817,015)                    (853,245)     (1,308,639)        (1,625,690)       (806,974)       (1,233,894)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,599,634                    1,341,945       6,653,794          6,982,810      12,081,333           774,339
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,997,946                    1,650,012      11,776,440         (3,426,449)     15,919,981        (7,506,106)
   7,896,020                    6,246,008      22,207,620         25,634,069      11,178,515        18,684,621
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
$ 29,893,966                  $ 7,896,020    $ 33,984,060       $ 22,207,620    $ 27,098,496      $ 11,178,515
=============== ============================ =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MSF MFS TOTAL RETURN    MSF METLIFE MID CAP STOCK INDEX
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 927,608          $ 859,978        $ 27,603            $ 9,158
  Net realized gains (losses)             (1,798,808)         1,483,413          87,129            917,457
  Change in unrealized appreciation
     (depreciation) on investments         6,598,073        (13,827,196)      4,737,345         (6,892,549)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    5,726,873        (11,483,805)      4,852,077         (5,965,934)
                                        --------------- ------------------ --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,991,527          3,624,174       6,623,277          2,119,662
  Net transfers (including fixed
     account)                              1,298,745         (3,662,735)      2,625,094            414,700
  Contract charges                           (69,493)           (34,506)         (1,513)            (1,122)
  Transfers for contract benefits &
     terminations                         (3,285,692)        (4,531,196)       (795,299)          (924,304)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 935,087         (4,604,263)      8,451,559          1,608,936
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in
       net assets                          6,661,960        (16,088,068)     13,303,636         (4,356,998)
NET ASSETS:
  Beginning of year                       34,110,264         50,198,332      10,679,425         15,036,423
                                        --------------- ------------------ --------------- ------------------
  End of year                           $ 40,772,224       $ 34,110,264    $ 23,983,061       $ 10,679,425
                                        =============== ================== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF DAVIS VENTURE VALUE     MSF MET/ARTISAN MID CAP VALUE                 MSF JENNISON GROWTH
                         SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT
------------------------------------ --------------------------------- -----------------------------------
         2009                2008             2009             2008             2009               2008
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
 $ (1,002,867)       $ (2,016,294)    $ (1,285,694)    $ (3,623,184)    $ (2,362,276)         $ 761,603
   (1,256,250)         11,833,644      (12,233,086)      13,920,906       (1,582,386)        13,057,216
  114,664,484        (240,704,599)      69,654,908     (145,506,995)      51,528,912        (82,069,768)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  112,405,367        (230,887,249)      56,136,128     (135,209,273)      47,584,250        (68,250,949)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   57,257,190          40,000,397        9,640,019        9,130,249       27,418,833         12,824,167
    3,145,313         (23,752,834)      (5,448,819)     (20,033,647)      12,415,738           (197,343)
   (2,252,605)         (2,092,456)        (914,020)        (990,188)        (802,758)          (667,143)
  (22,653,418)        (43,178,507)     (10,206,566)     (22,228,269)      (8,371,760)       (13,545,955)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   35,496,480         (29,023,400)      (6,929,386)     (34,121,855)      30,660,053         (1,586,274)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  147,901,847        (259,910,649)      49,206,742     (169,331,128)      78,244,303        (69,837,223)
  339,962,645         599,873,294      146,716,944      316,048,072      112,407,198        182,244,421
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
$ 487,864,492       $ 339,962,645    $ 195,923,686    $ 146,716,944    $ 190,651,501      $ 112,407,198
================ =================== ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MSF BLACKROCK MONEY MARKET    MSF T. ROWE PRICE SMALL CAP GROWTH
                                                              SUB-ACCOUNT                           SUB-ACCOUNT
                                        --------------------------------- -------------------------------------
                                                 2009             2008           2009                   2008
                                        ---------------- ---------------- -------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (8,628,982)     $ 2,829,101      $ (77,786)             $ (30,739)
  Net realized gains (losses)                      --               --         16,037                136,260
  Change in unrealized appreciation
     (depreciation) on investments                 --               --      1,900,637             (1,371,897)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations    (8,628,982)       2,829,101      1,838,888             (1,266,376)
                                        ---------------- ---------------- -------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               247,789,417      154,753,709      1,681,267              2,578,082
  Net transfers (including fixed
     account)                            (167,281,841)     335,399,240        (63,313)               869,829
  Contract charges                         (3,693,120)      (1,518,673)       (31,369)                  (388)
  Transfers for contract benefits &
     terminations                         (86,957,735)    (137,760,015)      (262,411)              (216,735)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (10,143,279)     350,874,261      1,324,174              3,230,788
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in
       net assets                         (18,772,261)     353,703,362      3,163,062              1,964,412
NET ASSETS:
  Beginning of year                       595,304,545      241,601,183      3,243,702              1,279,290
                                        ---------------- ---------------- -------------- ----------------------
  End of year                           $ 576,532,284    $ 595,304,545    $ 6,406,764            $ 3,243,702
                                        ================ ================ ============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      MSF WESTERN ASSET MANAGEMENT
                   U.S. GOVERNMENT     MSF OPPENHEIMER GLOBAL EQUITY    MSF METLIFE AGGRESSIVE ALLOCATION
                       SUB-ACCOUNT                       SUB-ACCOUNT                          SUB-ACCOUNT
---------------------------------- --------------------------------- ------------------------------------
         2009              2008            2009              2008           2009                  2008
---------------- ----------------- --------------- ----------------- -------------- ---------------------
  $ 2,834,557       $ 1,279,318        $ 77,188          $ 26,514        $ 7,084             $ (25,774)
     (437,814)         (532,690)       (449,562)           90,106       (123,785)             (196,946)
      506,647        (2,345,788)      3,493,463        (5,106,339)       523,966              (850,302)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
    2,903,390        (1,599,160)      3,121,089        (4,989,719)       407,265            (1,073,022)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   46,830,938        28,151,479         983,118         3,325,583             --                    --
   14,855,368        21,091,451        (458,676)          374,004         80,850               (62,772)
     (516,513)         (178,206)        (35,753)          (14,744)        (7,755)               (7,084)
   (8,499,279)       (6,755,537)       (606,217)         (782,065)       (27,470)              (77,414)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   52,670,514        42,309,187        (117,528)        2,902,778         45,625              (147,270)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   55,573,904        40,710,027       3,003,561        (2,086,941)       452,890            (1,220,292)
   85,351,962        44,641,935       7,900,093         9,987,034      1,183,183             2,403,475
---------------- ----------------- --------------- ----------------- -------------- ---------------------
$ 140,925,866      $ 85,351,962    $ 10,903,654       $ 7,900,093    $ 1,636,073           $ 1,183,183
================ ================= =============== ================= ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MSF METLIFE CONSERVATIVE TO
                                           MSF METLIFE CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                                                                   SUB-ACCOUNT                      SUB-ACCOUNT
                                        -------------------------------------- --------------------------------
                                                2009                   2008           2009              2008
                                        --------------- ---------------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 108,062              $ (40,708)      $ 96,066         $ (42,389)
  Net realized gains (losses)                 40,974                (71,475)       (84,391)          (86,998)
  Change in unrealized appreciation
     (depreciation) on investments         1,147,227               (717,596)     1,460,263        (1,454,221)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    1,296,263               (829,779)     1,471,938        (1,583,608)
                                        --------------- ---------------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  249,427              1,166,525        239,794           598,393
  Net transfers (including fixed
     account)                              3,917,097              3,728,592      1,735,556         2,574,157
  Contract charges                           (66,864)               (24,398)       (61,473)          (40,469)
  Transfers for contract benefits &
     terminations                           (277,955)            (1,090,329)      (271,981)         (175,914)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               3,821,705              3,780,390      1,641,896         2,956,167
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          5,117,968              2,950,611      3,113,834         1,372,559
NET ASSETS:
  Beginning of year                        5,653,460              2,702,849      5,902,351         4,529,792
                                        --------------- ---------------------- -------------- -----------------
  End of year                           $ 10,771,428            $ 5,653,460    $ 9,016,185       $ 5,902,351
                                        =============== ====================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                              MSF METLIFE MODERATE TO
   MSF METLIFE MODERATE ALLOCATION              AGGRESSIVE ALLOCATION    MSF T. ROWE PRICE LARGE CAP GROWTH
                       SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
---------------------------------- ---------------------------------- -------------------------------------
        2009               2008            2009               2008           2009                2008 (a)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   $ 480,991         $ (397,247)      $ 381,794         $ (644,268)     $ (10,951)              $ (9,589)
    (164,634)            19,479      (2,006,955)          (346,085)       (39,827)               (67,717)
   8,417,844        (14,209,553)     13,286,168        (23,919,604)       358,699               (340,288)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   8,734,201        (14,587,321)     11,661,007        (24,909,957)       307,921               (417,594)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     579,503          5,549,758       1,922,699          6,757,533          3,657                 10,252
   1,258,223          6,248,444      (4,213,495)         3,920,079        363,170              1,027,784
    (370,296)          (291,306)       (506,223)          (456,563)          (548)                  (305)
  (1,131,673)        (1,289,862)       (975,857)        (2,177,656)       (77,528)               (54,991)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     335,757         10,217,034      (3,772,876)         8,043,393        288,751                982,740
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   9,069,958         (4,370,287)      7,888,131        (16,866,564)       596,672                565,146
  35,786,827         40,157,114      44,674,622         61,541,186        565,146                     --
--------------- ------------------ --------------- ------------------ -------------- ----------------------
$ 44,856,785       $ 35,786,827    $ 52,562,753       $ 44,674,622    $ 1,161,818              $ 565,146
=============== ================== =============== ================== ============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MSF LOOMIS SAYLES SMALL CAP CORE    MSF NEUBERGER BERMAN MID CAP VALUE
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- -------------------------------------
                                               2009              2008 (e)        2009                  2008 (e)
                                        -------------- -------------------- ------------ ------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (12,405)               $ (62)    $ (1,089)                   $ (28)
  Net realized gains (losses)                 4,026                   --        7,311                       --
  Change in unrealized appreciation
     (depreciation) on investments          269,382               (3,170)      48,105                    2,058
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from operations     261,003               (3,232)      54,327                    2,030
                                        -------------- -------------------- ------------ ------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,275,264               22,081      147,926                   13,802
  Net transfers (including fixed
     account)                               446,280                1,308        7,125                    3,212
  Contract charges                           (1,578)                  --         (199)                      --
  Transfers for contract benefits &
     terminations                           (10,460)                   5       (2,198)                    (471)
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,709,506               23,394      152,654                   16,543
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in
       net assets                         1,970,509               20,162      206,981                   18,573
NET ASSETS:
  Beginning of year                          20,162                   --       18,573                       --
                                        -------------- -------------------- ------------ ------------------------
  End of year                           $ 1,990,671             $ 20,162    $ 225,554                 $ 18,573
                                        ============== ==================== ============ ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                     MSF VAN ECK
           MSF MET/DIMENSIONAL    GLOBAL NATURAL
   INTERNATIONAL SMALL COMPANY         RESOURCES    VAN KAMPEN LIT CAPITAL GROWTH
                   SUB-ACCOUNT       SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------ ----------------- --------------------------------
        2009        2008 (b)          2009 (c)        2009                2008
--------------- -------------- ----------------- ------------ -------------------
  $ (136,028)        $ (105)        $ (71,165)    $ (1,273)          $ (31,663)
     389,832            414                --      (11,410)            757,973
   2,668,479          7,962         1,451,075       61,642          (1,228,958)
--------------- -------------- ----------------- ------------ -------------------
   2,922,283          8,271         1,379,910       48,959            (502,648)
--------------- -------------- ----------------- ------------ -------------------
   5,686,215         97,509        10,642,485           --             263,608
   9,413,696         22,534         5,676,473       (3,531)         (8,223,119)
     (25,184)            --            (5,434)          --              (1,277)
    (688,189)          (175)          (57,508)     (17,305)           (603,672)
--------------- -------------- ----------------- ------------ -------------------
  14,386,538        119,868        16,256,016      (20,836)         (8,564,460)
--------------- -------------- ----------------- ------------ -------------------
  17,308,821        128,139        17,635,926       28,123          (9,067,108)
     128,139             --                --       88,923           9,156,031
--------------- -------------- ----------------- ------------ -------------------
$ 17,436,960      $ 128,139      $ 17,635,926    $ 117,046            $ 88,923
=============== ============== ================= ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           VAN KAMPEN LIT GROWTH AND INCOME    FEDERATED EQUITY INCOME
                                                                SUB-ACCOUNT                SUB-ACCOUNT
                                        ----------------------------------- --------------------------
                                                 2009               2008        2009           2008
                                        ---------------- ------------------ ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,695,011           $ 21,774       $ 582          $ 566
  Net realized gains (losses)                 (72,754)          (512,585)        (60)           621
  Change in unrealized appreciation
     (depreciation) on investments         17,669,646        (22,626,597)      2,042         (9,945)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    19,291,903        (23,117,408)      2,564         (8,758)
                                        ---------------- ------------------ ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                31,207,291         36,041,820          --             --
  Net transfers (including fixed
     account)                               3,908,767           (355,994)         --             --
  Contract charges                           (338,292)          (103,937)         --             --
  Transfers for contract benefits &
     terminations                          (3,982,405)        (4,014,142)         (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               30,795,361         31,567,747          (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in
       net assets                          50,087,264          8,450,339       2,563        (12,405)
NET ASSETS:
  Beginning of year                        57,517,543         49,067,204      18,768         31,173
                                        ---------------- ------------------ ----------- --------------
  End of year                           $ 107,604,807       $ 57,517,543    $ 21,331       $ 18,768
                                        ================ ================== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FEDERATED HIGH INCOME BOND    FEDERATED MID CAP GROWTH STRATEGIES          NEUBERGER GENESIS
                  SUB-ACCOUNT                            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------- -------------------------------------- ---------------------------
    2009              2008        2009                       2008       2009             2008
----------- ----------------- ----------- -------------------------- ---------- ----------------
 $ 2,008           $ 8,822    $ (1,062)                  $ (1,563)     $ (74)           $ 355
 (17,126)          (15,911)    (10,670)                    29,259        125              (85)
  24,323           (22,836)     31,352                    (86,498)     1,945           (5,060)
----------- ----------------- ----------- -------------------------- ---------- ----------------
   9,205           (29,925)     19,620                    (58,802)     1,996           (4,790)
----------- ----------------- ----------- -------------------------- ---------- ----------------
      --                --          --                         --         --               --
 (34,355)             (397)     (3,795)                        --         --               --
      --                --          --                         --         --               --
    (245)          (44,818)     (9,808)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (34,600)          (45,215)    (13,603)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (25,395)          (75,140)      6,017                    (67,203)       639           (5,876)
  51,695           126,835      72,650                    139,853      8,146           14,022
----------- ----------------- ----------- -------------------------- ---------- ----------------
$ 26,300          $ 51,695    $ 78,667                   $ 72,650    $ 8,785          $ 8,146
=========== ================= =========== ========================== ========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                    ALGER SMALL CAP GROWTH       T. ROWE PRICE GROWTH STOCK
                                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------------- --------------------------------
                                                2009               2008           2009              2008
                                        --------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (582,628)        $ (788,573)     $ (40,245)        $ (39,733)
  Net realized gains (losses)             (1,582,055)          (234,414)      (204,643)          (45,515)
  Change in unrealized appreciation
     (depreciation) on investments        18,064,321        (34,617,982)     2,364,460        (4,164,867)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations   15,899,638        (35,640,969)     2,119,572        (4,250,115)
                                        --------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,390,957          3,144,413        252,296           321,006
  Net transfers (including fixed
     account)                             (1,180,545)        (4,407,593)      (345,144)         (757,448)
  Contract charges                           (12,110)           (11,890)        (2,143)           (2,305)
  Transfers for contract benefits &
     terminations                         (3,372,072)        (4,392,292)      (358,485)         (470,194)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (2,173,770)        (5,667,362)      (453,476)         (908,941)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         13,725,868        (41,308,331)     1,666,096        (5,159,056)
NET ASSETS:
  Beginning of year                       37,826,339         79,134,670      5,327,165        10,486,221
                                        --------------- ------------------ -------------- -----------------
  End of year                           $ 51,552,207       $ 37,826,339    $ 6,993,261       $ 5,327,165
                                        =============== ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  T. ROWE PRICE INTERNATIONAL STOCK     T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE
                        SUB-ACCOUNT                     SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------- ------------------------------- ------------------------
     2009                    2008           2009             2008       2009          2008
------------ ----------------------- -------------- ---------------- ---------- -------------
 $ 11,369                 $ 6,423      $ (13,228)        $ 29,227       $ 30          $ 25
  (30,033)                 (5,964)            62              (22)      (118)          215
  320,779                (606,967)           (77)             200      1,751        (4,434)
------------ ----------------------- -------------- ---------------- ---------- -------------
  302,115                (606,508)       (13,243)          29,405      1,663        (4,194)
------------ ----------------------- -------------- ---------------- ---------- -------------
   37,268                  43,498            555            4,842         --            --
  (55,201)               (137,333)      (611,809)       1,136,744         --            --
     (244)                   (297)          (469)            (374)        --            --
  (16,963)                (53,471)      (193,032)        (702,555)      (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  (35,140)               (147,603)      (804,755)         438,657       (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  266,975                (754,111)      (817,998)         468,062      1,267        (4,914)
  610,995               1,365,106      2,218,473        1,750,411      5,018         9,932
------------ ----------------------- -------------- ---------------- ---------- -------------
$ 877,970               $ 610,995    $ 1,400,475      $ 2,218,473    $ 6,285       $ 5,018
============ ======================= ============== ================ ========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                                          SUB-ACCOUNT                          SUB-ACCOUNT
                                        --------------------------------------------- ------------------------------------
                                                2009                          2008             2009                2008
                                        --------------- ----------------------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (422,773)                   $ (467,351)    $ (2,543,759)       $ (1,337,463)
  Net realized gains (losses)             (1,694,311)                    3,936,749       (1,802,447)         25,599,744
  Change in unrealized appreciation
     (depreciation) on investments        21,104,646                   (29,905,104)     109,262,944        (174,410,801)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   18,987,562                   (26,435,706)     104,916,738        (150,148,520)
                                        --------------- ----------------------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               11,280,934                    18,818,576       95,440,088         130,427,869
  Net transfers (including fixed
     account)                              3,523,195                     2,183,669        6,549,517          22,308,695
  Contract charges                          (163,746)                      (38,107)      (1,599,950)           (654,595)
  Transfers for contract benefits &
     terminations                         (2,448,047)                   (2,136,178)     (16,657,656)        (16,595,294)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              12,192,336                    18,827,960       83,731,999         135,486,675
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                         31,179,898                    (7,607,746)     188,648,737         (14,661,845)
NET ASSETS:
  Beginning of year                       27,428,704                    35,036,450      231,101,074         245,762,919
                                        --------------- ----------------------------- ---------------- -------------------
  End of year                           $ 58,608,602                  $ 27,428,704    $ 419,749,811       $ 231,101,074
                                        =============== ============================= ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      AMERICAN FUNDS GROWTH-INCOME        AMERICAN FUNDS GLOBAL GROWTH                AMERICAN FUNDS BOND
                       SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ----------------------------------- ---------------------------------
         2009               2008             2009               2008            2009              2008
---------------- ----------------- ---------------- ------------------ --------------- -----------------
    $ 322,059          $ 656,303        $ (61,017)         $ 636,786     $ 1,049,959       $ 1,277,174
   (1,316,628)         9,232,482       (1,759,994)         8,980,545         (14,212)          (24,196)
   48,223,682        (85,104,056)      45,865,486        (66,659,058)      3,366,855        (3,510,614)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   47,229,113        (75,215,271)      44,044,475        (57,041,727)      4,402,602        (2,257,636)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   41,542,923         61,334,055       25,741,878         53,088,801      21,984,872        19,980,627
    4,722,600          6,294,058       (1,708,623)         8,047,145       5,886,542         3,428,761
     (807,236)          (385,213)        (719,043)          (331,809)       (193,865)          (45,038)
   (9,808,992)       (11,440,194)      (7,370,639)        (7,159,482)     (1,884,649)         (729,544)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   35,649,295         55,802,706       15,943,573         53,644,655      25,792,900        22,634,806
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   82,878,408        (19,412,565)      59,988,048         (3,397,072)     30,195,502        20,377,170
  136,811,504        156,224,069      101,450,809        104,847,881      27,017,111         6,639,941
---------------- ------------------ ---------------- ------------------ --------------- -----------------
$ 219,689,912      $ 136,811,504    $ 161,438,857      $ 101,450,809    $ 57,212,613      $ 27,017,111
================ ================== ================ ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT MUTUAL SHARES SECURITIES    FTVIPT TEMPLETON FOREIGN SECURITIES
                                                               SUB-ACCOUNT                            SUB-ACCOUNT
                                        ---------------------------------- --------------------------------------
                                                2009               2008            2009                   2008
                                        --------------- ------------------ --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 382,773        $ 1,217,989       $ 714,539              $ 287,100
  Net realized gains (losses)               (911,324)         1,876,128        (113,326)             5,010,780
  Change in unrealized appreciation
     (depreciation) on investments        16,912,881        (36,089,735)     17,837,025            (34,118,181)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations   16,384,330        (32,995,618)     18,438,238            (28,820,301)
                                        --------------- ------------------ --------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               14,489,145         26,002,516      11,330,132             21,666,432
  Net transfers (including fixed
     account)                              4,173,875           (992,434)     (4,337,377)             3,288,265
  Contract charges                          (235,781)           (83,371)       (493,502)              (288,990)
  Transfers for contract benefits &
     terminations                         (4,828,261)        (4,752,679)     (2,973,545)            (3,792,529)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              13,598,978         20,174,032       3,525,708             20,873,178
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in
       net assets                         29,983,308        (12,821,586)     21,963,946             (7,947,123)
NET ASSETS:
  Beginning of year                       58,571,142         71,392,728      48,551,609             56,498,732
                                        --------------- ------------------ --------------- ----------------------
  End of year                           $ 88,554,450       $ 58,571,142    $ 70,515,555           $ 48,551,609
                                        =============== ================== =============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON GROWTH SECURITIES    FTVIPT FRANKLIN INCOME SECURITIES    FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                          SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
------------------------------------- ------------------------------------ ------------------------------------------
        2009                  2008             2009                2008            2009                       2008
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   $ 535,174              $ 88,667      $ 6,733,320         $ 3,699,656     $ 3,804,528                  $ 255,021
    (952,770)            1,467,301       (1,114,066)            440,385         (67,357)                   (28,320)
   9,712,864           (20,786,300)      25,289,201         (38,217,481)      1,012,803                    289,110
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   9,295,268           (19,230,332)      30,908,455         (34,077,440)      4,749,974                    515,811
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   6,551,312            11,094,817       24,603,795          35,487,751      16,847,632                 14,726,091
   1,433,916               225,168        3,120,765          (1,638,640)      4,589,899                    500,732
    (106,326)              (46,450)        (377,234)           (145,377)       (159,367)                   (29,321)
  (2,409,432)           (2,209,785)      (6,613,713)         (5,696,055)       (967,955)                  (218,307)
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   5,469,470             9,063,750       20,733,613          28,007,679      20,310,209                 14,979,195
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
  14,764,738           (10,166,582)      51,642,068          (6,069,761)     25,060,183                 15,495,006
  27,929,783            38,096,365       82,449,457          88,519,218      19,575,877                  4,080,871
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
$ 42,694,521          $ 27,929,783    $ 134,091,525        $ 82,449,457    $ 44,636,060               $ 19,575,877
=============== ===================== ================ =================== =============== ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES              UIF EQUITY AND INCOME
                                                                          SUB-ACCOUNT                        SUB-ACCOUNT
                                        --------------------------------------------- -----------------------------------
                                                2009                          2008             2009               2008
                                        --------------- ----------------------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 29,038                      $ (9,839)     $ 2,636,596        $ 1,600,653
  Net realized gains (losses)                285,695                       197,482       (1,942,156)         1,431,873
  Change in unrealized appreciation
     (depreciation) on investments         2,358,393                    (1,934,460)      39,158,557        (50,294,653)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    2,673,126                    (1,746,817)      39,852,997        (47,262,127)
                                        --------------- ----------------------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,816,489                     4,625,563       63,347,128         66,377,368
  Net transfers (including fixed
     account)                                 79,568                         9,949          858,130        (13,990,587)
  Contract charges                           (45,361)                      (12,034)        (633,902)          (239,699)
  Transfers for contract benefits &
     terminations                           (284,145)                     (119,562)     (12,262,683)       (12,751,341)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               5,566,551                     4,503,916       51,308,673         39,395,741
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                          8,239,677                     2,757,099       91,161,670         (7,866,386)
NET ASSETS:
  Beginning of year                        4,965,586                     2,208,487      158,238,412        166,104,798
                                        --------------- ----------------------------- ---------------- ------------------
  End of year                           $ 13,205,263                   $ 4,965,586    $ 249,400,082      $ 158,238,412
                                        =============== ============================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

              UIF U.S. REAL ESTATE            UIF U.S. MID CAP VALUE              PIONEER VCT BOND
                       SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------------- --------------------------------- -----------------------------
        2009               2008            2009              2008           2009        2008 (e)
--------------- ------------------ --------------- ----------------- -------------- --------------
   $ 762,443          $ 922,883       $ (16,876)        $ (32,127)      $ 39,789          $ 706
  (3,055,013)        17,075,264        (183,244)        1,834,014          4,359           (509)
  15,536,655        (39,422,041)      3,959,933        (5,269,797)       109,546            444
--------------- ------------------ --------------- ----------------- -------------- --------------
  13,244,085        (21,423,894)      3,759,813        (3,467,910)       153,694            641
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,789,425         11,412,894       4,910,207         7,780,640      1,552,748         77,337
   2,400,649           (903,678)        (49,234)          230,848        442,144          3,931
    (121,416)           (65,125)        (68,356)          (16,162)          (841)            --
  (3,000,390)        (3,774,973)       (345,188)         (166,677)       (15,872)            93
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,068,268          6,669,118       4,447,429         7,828,649      1,978,179         81,361
--------------- ------------------ --------------- ----------------- -------------- --------------
  18,312,353        (14,754,776)      8,207,242         4,360,739      2,131,873         82,002
  38,153,749         52,908,525       7,194,408         2,833,669         82,002             --
--------------- ------------------ --------------- ----------------- -------------- --------------
$ 56,466,102       $ 38,153,749    $ 15,401,650       $ 7,194,408    $ 2,213,875       $ 82,002
=============== ================== =============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
                                                          SUB-ACCOUNT                     SUB-ACCOUNT
                                        ----------------------------- -------------------------------
                                               2009        2008 (e)          2009          2008 (e)
                                        -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (8,053)        $ (396)      $ (4,999)          $ (124)
  Net realized gains (losses)                18,659         (1,801)        30,973               (7)
  Change in unrealized appreciation
     (depreciation) on investments          265,327          3,133        223,119           (1,056)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations     275,933            936        249,093           (1,187)
                                        -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,069,928        132,197        432,254           42,099
  Net transfers (including fixed
     account)                               379,928         33,929        314,789            4,027
  Contract charges                           (1,685)            --           (388)              --
  Transfers for contract benefits &
     terminations                           (12,778)       (10,496)       (18,638)          (1,135)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,435,393        155,630        728,017           44,991
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in
       net assets                         1,711,326        156,566        977,110           43,804
NET ASSETS:
  Beginning of year                         156,566             --         43,804               --
                                        -------------- -------------- -------------- ----------------
  End of year                           $ 1,867,892      $ 156,566    $ 1,020,914         $ 43,804
                                        ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   PIONEER VCT EQUITY INCOME            PIONEER VCT FUND        PIONEER VCT HIGH YIELD
                 SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------- --------------------------- -----------------------------
     2009         2008 (e)        2009        2008 (e)          2009        2008 (e)
------------ --------------- ------------ -------------- -------------- --------------
  $ 3,551           $ 116        $ 436          $ 177       $ 18,809          $ 250
     (481)             --       (1,970)        36,059         17,311             --
   48,175               3       49,927        (39,483)       166,648         (1,915)
------------ --------------- ------------ -------------- -------------- --------------
   51,245             119       48,393         (3,247)       202,768         (1,665)
------------ --------------- ------------ -------------- -------------- --------------
  236,141          28,440      120,319         45,062        846,667         10,562
   42,972           4,509       20,907            461        133,028          1,255
     (315)             --         (412)            --           (122)            --
   (8,028)           (623)        (103)        (2,603)       (19,747)            (6)
------------ --------------- ------------ -------------- -------------- --------------
  270,770          32,326      140,711         42,920        959,826         11,811
------------ --------------- ------------ -------------- -------------- --------------
  322,015          32,445      189,104         39,673      1,162,594         10,146
   32,445              --       39,673             --         10,146             --
------------ --------------- ------------ -------------- -------------- --------------
$ 354,460        $ 32,445    $ 228,777       $ 39,673    $ 1,172,740       $ 10,146
============ =============== ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           PIONEER VCT IBBOTSON GROWTH ALLOCATION    PIONEER VCT IBBOTSON MODERATE ALLOCATION
                                                                      SUB-ACCOUNT                                 SUB-ACCOUNT
                                        ----------------------------------------- -------------------------------------------
                                                2009                   2008 (e)           2009                     2008 (e)
                                        --------------- ------------------------- --------------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 151,196                  $ (4,020)      $ 216,658                    $ (3,501)
  Net realized gains (losses)                216,580                      (544)         94,668                        (966)
  Change in unrealized appreciation
     (depreciation) on investments         4,278,917                    65,380       4,279,005                    (168,655)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from operations    4,646,693                    60,816       4,590,331                    (173,122)
                                        --------------- ------------------------- --------------- ---------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                8,727,223                 3,354,004      16,950,987                   1,235,817
  Net transfers (including fixed
     account)                                276,874                   160,785       1,755,175                      70,006
  Contract charges                           (24,076)                       --          (9,645)                         --
  Transfers for contract benefits &
     terminations                           (279,627)                   11,630         (96,671)                     (5,540)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,700,394                 3,526,419      18,599,846                   1,300,283
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in
       net assets                         13,347,087                 3,587,235      23,190,177                   1,127,161
NET ASSETS:
  Beginning of year                        3,587,235                        --       1,127,161                          --
                                        --------------- ------------------------- --------------- ---------------------------
  End of year                           $ 16,934,322               $ 3,587,235    $ 24,317,338                 $ 1,127,161
                                        =============== ========================= =============== ===========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    LMPVET CLEARBRIDGE
         PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES         VARIABLE SMALL CAP GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
---------------------------------- --------------------------------- ---------------------------------
        2009               2008         2009              2008 (e)           2009              2008
--------------- ------------------ ------------ -------------------- --------------- -----------------
   $ (50,878)        $ (171,541)     $ 4,733                $ 439      $ (243,396)       $ (193,406)
    (740,526)         1,709,181       17,981                   (7)       (475,523)          308,553
   7,060,304        (12,832,992)      61,778               (3,723)      6,335,763        (6,234,277)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   6,268,900        (11,295,352)      84,492               (3,291)      5,616,844        (6,119,130)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   5,777,023         10,293,285      108,358               33,721       4,964,931         6,282,876
     839,891            130,601       15,393                3,431       1,691,172           230,633
    (102,817)           (47,134)        (308)                  --         (90,998)          (42,556)
  (1,637,290)        (1,918,388)     (12,150)                (728)       (792,786)         (678,502)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   4,876,807          8,458,364      111,293               36,424       5,772,319         5,792,451
--------------- ------------------ ------------ -------------------- --------------- -----------------
  11,145,707         (2,836,988)     195,785               33,133      11,389,163          (326,679)
  23,891,796         26,728,784       33,133                   --      10,577,679        10,904,358
--------------- ------------------ ------------ -------------------- --------------- -----------------
$ 35,037,503       $ 23,891,796    $ 228,918             $ 33,133    $ 21,966,842      $ 10,577,679
=============== ================== ============ ==================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                 LMPVET CLEARBRIDGE
                                           LMPVET CLEARBRIDGE VARIABLE INVESTORS         VARIABLE FUNDAMENTAL VALUE
                                                                     SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------------- ----------------------------------
                                               2009                      2008            2009               2008
                                        -------------- ------------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 3,918                 $ (22,462)      $ (48,573)         $ 216,892
  Net realized gains (losses)              (144,402)                 (159,162)     (1,367,279)        (1,448,547)
  Change in unrealized appreciation
     (depreciation) on investments          612,219                (1,122,112)     18,964,395        (33,402,986)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     471,735                (1,303,736)     17,548,543        (34,634,641)
                                        -------------- ------------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 154,772                   426,003      10,408,838         18,092,203
  Net transfers (including fixed
     account)                                35,627                (1,625,864)      1,189,094         (2,079,921)
  Contract charges                           (8,165)                   (8,079)       (182,010)           (89,125)
  Transfers for contract benefits &
     terminations                          (106,578)                 (175,426)     (5,032,473)        (6,425,407)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 75,656                (1,383,366)      6,383,449          9,497,750
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                           547,391                (2,687,102)     23,931,992        (25,136,891)
NET ASSETS:
  Beginning of year                       2,012,063                 4,699,165      59,326,416         84,463,307
                                        -------------- ------------------------- --------------- ------------------
  End of year                           $ 2,559,454               $ 2,012,063    $ 83,258,408       $ 59,326,416
                                        ============== ========================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                             LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE APPRECIATION          VARIABLE AGGRESSIVE GROWTH        VARIABLE LARGE CAP GROWTH
                                SUB-ACCOUNT                         SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------------- ----------------------------------- --------------------------------
         2009                       2008             2009               2008           2009              2008
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
    $ 817,750                  $ (93,176)    $ (1,555,623)      $ (1,791,540)     $ (89,306)       $ (121,801)
   (1,345,960)                 2,338,316       (2,337,581)          (890,539)      (329,106)         (160,593)
   18,518,803                (31,109,184)      33,075,324        (53,980,569)     2,418,961        (3,323,792)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   17,990,593                (28,864,044)      29,182,120        (56,662,648)     2,000,549        (3,606,186)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   29,603,307                 25,300,175       15,963,204         25,083,289         10,583           404,748
    4,797,909                 (3,022,849)        (174,010)           218,797       (249,620)         (244,960)
     (258,629)                  (110,293)        (310,219)          (174,804)       (28,461)          (26,623)
   (5,597,996)                (6,678,226)      (7,659,711)        (9,719,755)      (418,088)         (944,251)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   28,544,591                 15,488,807        7,819,264         15,407,527       (685,586)         (811,086)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   46,535,184                (13,375,237)      37,001,384        (41,255,121)     1,314,963        (4,417,272)
   70,122,225                 83,497,462       86,704,540        127,959,661      5,503,740         9,921,012
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
$ 116,657,409               $ 70,122,225    $ 123,705,924       $ 86,704,540    $ 6,818,703       $ 5,503,740
================ ========================== ================ ================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           LMPVET INVESTMENT                 LMPVET CLEARBRIDGE
                                           COUNSEL VARIABLE SOCIAL AWARENESS     VARIABLE EQUITY INCOME BUILDER
                                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------ ----------------------------------
                                             2009                    2008            2009               2008
                                        ------------ ----------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (904)                $ 2,816       $ 949,840         $ (246,270)
  Net realized gains (losses)             (74,169)                (46,175)     (3,323,647)        (2,081,258)
  Change in unrealized appreciation
     (depreciation) on investments        159,948                (179,725)     12,577,390        (20,848,047)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    84,875                (223,084)     10,203,583        (23,175,575)
                                        ------------ ----------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 1,788                  25,515      11,470,586         12,322,899
  Net transfers (including fixed
     account)                             (93,132)                248,226       3,993,332         (1,556,121)
  Contract charges                           (297)                   (239)        (99,252)           (20,663)
  Transfers for contract benefits &
     terminations                         (45,423)                (48,482)     (3,943,912)        (4,206,113)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (137,064)                225,020      11,420,754          6,540,002
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                         (52,189)                  1,936      21,624,337        (16,635,573)
NET ASSETS:
  Beginning of year                       567,901                 565,965      43,322,014         59,957,587
                                        ------------ ----------------------- --------------- ------------------
  End of year                           $ 515,712               $ 567,901    $ 64,946,351       $ 43,322,014
                                        ============ ======================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    LMPVET BATTERYMARCH               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE CAPITAL           VARIABLE GLOBAL EQUITY       VARIABLE DIVIDEND STRATEGY
                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------------- -------------------------------- --------------------------------
       2009                    2008           2009              2008           2009              2008
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  $ (56,300)             $ (123,893)      $ 43,193         $ (92,836)      $ 13,985          $ 78,630
   (617,452)              1,001,895       (445,822)           (8,407)      (377,981)         (240,972)
  2,196,191              (4,421,596)       938,864        (2,901,842)     1,317,453        (2,364,206)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,522,439              (3,543,594)       536,235        (3,003,085)       953,457        (2,526,548)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
      1,218                  42,916          6,045            43,001         22,331         1,197,960
    (95,329)               (444,451)       107,677          (894,326)      (110,622)         (711,418)
    (29,740)                (34,395)       (13,275)          (19,802)       (22,407)          (15,120)
   (248,902)               (664,052)      (295,504)         (584,888)      (480,991)         (665,652)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
   (372,753)             (1,099,982)      (195,057)       (1,456,015)      (591,689)         (194,230)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,149,686              (4,643,576)       341,178        (4,459,100)       361,768        (2,720,778)
  4,320,213               8,963,789      3,246,223         7,705,323      5,522,751         8,243,529
-------------- ----------------------- -------------- ----------------- -------------- -----------------
$ 5,469,899             $ 4,320,213    $ 3,587,401       $ 3,246,223    $ 5,884,519       $ 5,522,751
============== ======================= ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           LMPVET LIFESTYLE ALLOCATION 50%    LMPVET LIFESTYLE ALLOCATION 70%
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                               2009                2008           2009                2008
                                        -------------- ------------------- -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 220,518           $ 160,063       $ 58,734            $ 31,313
  Net realized gains (losses)              (673,030)            (98,473)      (243,543)           (150,226)
  Change in unrealized appreciation
     (depreciation) on investments        2,112,660          (2,836,929)       995,242          (1,315,549)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   1,660,148          (2,775,339)       810,433          (1,434,462)
                                        -------------- ------------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  36,174             906,766          8,648             794,881
  Net transfers (including fixed
     account)                               (68,724)           (444,967)        99,888            (101,697)
  Contract charges                           (2,222)             (2,110)        (1,137)             (1,006)
  Transfers for contract benefits &
     terminations                          (865,159)           (622,254)      (189,529)           (207,619)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (899,931)           (162,565)       (82,130)            484,559
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in
       net assets                           760,217          (2,937,904)       728,303            (949,903)
NET ASSETS:
  Beginning of year                       6,471,351           9,409,255      2,719,047           3,668,950
                                        -------------- ------------------- -------------- -------------------
  End of year                           $ 7,231,568         $ 6,471,351    $ 3,447,350         $ 2,719,047
                                        ============== =================== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                 LMPVIT WESTERN ASSET              LMPVIT WESTERN ASSET
   LMPVET LIFESTYLE ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                       SUB-ACCOUNT                        SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ---------------------------------- ----------------------------------
        2009               2008           2009                2008            2009               2008
--------------- ------------------ -------------- ------------------- --------------- ------------------
   $ 453,017          $ 273,760        $ 6,488            $ 69,546     $ 3,692,798        $ 3,663,471
    (228,257)           (58,061)       (84,935)           (164,548)     (1,514,921)        (1,351,968)
  10,083,114        (12,155,524)       363,254            (521,720)     13,639,135        (16,334,758)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,307,874        (11,939,825)       284,807            (616,722)     15,817,012        (14,023,255)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,304,683         19,759,139          7,629              98,248       6,533,638          8,016,867
   2,518,047          2,090,926        137,208            (636,990)       (164,142)        (2,081,044)
    (229,799)           (87,142)          (935)             (1,039)       (104,974)           (56,224)
  (1,200,177)          (528,892)       (95,008)           (234,158)     (3,204,977)        (3,221,805)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  11,392,754         21,234,031         48,894            (773,939)      3,059,545          2,657,794
--------------- ------------------ -------------- ------------------- --------------- ------------------
  21,700,628          9,294,206        333,701          (1,390,661)     18,876,557        (11,365,461)
  25,875,933         16,581,727      1,788,239           3,178,900      29,373,023         40,738,484
--------------- ------------------ -------------- ------------------- --------------- ------------------
$ 47,576,561       $ 25,875,933    $ 2,121,940         $ 1,788,239    $ 48,249,580       $ 29,373,023
=============== ================== ============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                              LMPVIT WESTERN ASSET
                                                                                             VARIABLE MONEY MARKET
                                                                                                       SUB-ACCOUNT
                                                                                ----------------------------------
                                                                                        2009               2008
                                                                                --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                  $ (1,388,654)         $ 629,570
  Net realized gains (losses)                                                             --                 --
  Change in unrealized appreciation (depreciation) on investments                         --                 --
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from operations              (1,388,654)           629,570
                                                                                --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                                          45,340,440         74,917,911
  Net transfers (including fixed account)                                        (48,491,477)        10,849,243
  Contract charges                                                                  (375,653)          (100,427)
  Transfers for contract benefits & terminations                                 (16,815,011)       (15,740,214)
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from contract transactions  (20,341,701)        69,926,513
                                                                                --------------- ------------------
     Net increase (decrease) in net assets                                       (21,730,355)        70,556,083
NET ASSETS:
  Beginning of year                                                              115,203,596         44,647,513
                                                                                --------------- ------------------
  End of year                                                                   $ 93,473,241      $ 115,203,596
                                                                                =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds
("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
The Alger Portfolios ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust
("LMPVET")
Legg Mason Partners Variable Income Trust
("LMPVIT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Harris Oakmark International Sub-Account*
MIST Third Avenue Small Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation
Sub-Account*
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account*

MIST RCM Technology Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account*
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account*
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Met/Templeton International Bond Sub-Account**
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account*
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS VIT Research Sub-Account
MFS VIT Investors Trust Sub-Account
MFS VIT New Discovery Sub-Account
Oppenheimer VA Main Street Sub-Account
Oppenheimer VA Bond Sub-Account
Oppenheimer VA Strategic Bond Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account*
Oppenheimer VA Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account*
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account*
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Funds Manager 60% Sub-Account**
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account

MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account*
MSF Artio International Stock Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Legacy Large Cap Growth
Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Large Cap Value Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account*
MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account*
MSF MFS Total Return Sub-Account*
MSF MetLife Mid Cap Stock Index Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account*
MSF Jennison Growth Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
MSF Van Eck Global Natural Resources Sub-Account**
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Growth and Income Sub-Account*
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Genesis Sub-Account
Alger Small Cap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
Sub-Account

LMPVET ClearBridge Variable Investors Sub-Account
LMPVET ClearBridge Variable Fundamental Value
Sub-Account
LMPVET ClearBridge Variable Appreciation
Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
Sub-Account*
LMPVET ClearBridge Variable Large Cap Growth
Sub-Account
LMPVET Investment Counsel Variable Social
Awareness Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
Sub-Account*
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET Batterymarch Variable Global Equity
Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
Income Sub-Account
LMPVIT Western Asset Variable Global High Yield
Bond Sub-Account
LMPVIT Western Asset Variable Money Market
Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
** This Sub-Account began operations during the year ended December 31, 2009.

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

MSF FI Large Cap Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST LMPVET Equity Index Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Enterprise Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account
Pioneer VCT Independence Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account
Pioneer VCT Strategic Income Sub-Account
Pioneer VCT Small Cap Value Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                                   NEW NAME
(MSF) Harris Oakmark Focused Value Portfolio                  (MSF) Met/Artisan Mid Cap Value Portfolio
(Alger) American SmallCap Growth Portfolio                    (Alger) Small Cap Growth Portfolio
(Janus Aspen) Worldwide Growth Portfolio                      (Janus Aspen) Worldwide Portfolio
(MSF) Julius Baer International Stock Portfolio               (MSF) Artio International Stock Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio          (MSF) Barclays Capital Aggregate Bond Index Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                       (MSF) Loomis Sayles Small Cap Core Portfolio
(FTVIPT) Templeton Global Income Securities Portfolio         (FTVIPT) Templeton Global Bond Securities Portfolio
(LMPVET) Small Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Small Cap Growth
                                                              Portfolio
(LMPVET) Investors Portfolio                                  (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Fundamental Value Portfolio                          (LMPVET) ClearBridge Variable Fundamental Value
                                                              Portfolio
(LMPVET) Appreciation Portfolio                               (LMPVET) ClearBridge Variable Appreciation Portfolio
(LMPVET) Aggressive Growth Portfolio                          (LMPVET) ClearBridge Variable Aggressive Growth
                                                              Portfolio
(LMPVET) Large Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Large Cap Growth
                                                              Portfolio
(LMPVET) Social Awareness Portfolio                           (LMPVET) Investment Counsel Variable Social
                                                              Awareness Portfolio
(LMPVET) Capital and Income Portfolio                         (LMPVET) ClearBridge Variable Equity Income
                                                              Builder Portfolio
(LMPVET) Capital Portfolio                                    (LMPVET) ClearBridge Variable Capital Portfolio
(LMPVET) Global Equity Portfolio                              (LMPVET) Batterymarch Variable Global Equity
                                                              Portfolio
(LMPVET) Dividend Strategy Portfolio                          (LMPVET) ClearBridge Variable Dividend Strategy
                                                              Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                     (LMPVIT) Western Asset Variable Adjustable Rate
                                                              Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                     (LMPVIT) Western Asset Variable Global High Yield
                                                              Bond Portfolio
(LMPVIT) Money Market Portfolio                               (LMPVIT) Western Asset Variable Money Market
                                                              Portfolio

MERGERS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                                  (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio                 (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(LMPVET) Equity Index Portfolio                               (MSF) MetLife Stock Index Portfolio
(Pioneer VCT) Strategic Income Portfolio                      (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                           (MIST) Van Kampen Comstock Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the Separate Account's financial results. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE -- For a charge that includes the mortality and expense risk charge, the administrative charge and a guaranteed withdrawal benefit charge, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk              0.74% - 2.05%

Administrative                          0.15% - 0.25%

Optional Death Benefit Rider            0.10% - 0.35%

Distribution Expense                            0.10%

Guaranteed Minimum Accumulation Benefit         1.50%

Guaranteed Withdrawal Benefit for Life  0.90% - 1.05%


The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .25% to 1.50% of the benefit base and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             26,581,070   658,183,001    24,241,848     38,412,201
MIST Lord Abbett Bond Debenture Sub-Account                20,251,128   239,322,256    36,580,003     19,385,208
MIST Van Kampen Mid Cap Growth Sub-Account                  6,197,509    54,466,912    12,386,413      3,452,836
MIST Lord Abbett Mid Cap Value Sub-Account                  4,799,271    61,301,570    28,599,786      2,999,905
MIST Lazard Mid Cap Sub-Account                            10,850,218   132,375,603    10,278,942      5,499,453
MIST Met/AIM Small Cap Growth Sub-Account                  12,749,108   153,229,226    13,995,112      8,785,929
MIST Harris Oakmark International Sub-Account              25,980,089   353,126,551    50,731,765     17,345,351
MIST Third Avenue Small Cap Value Sub-Account              20,763,884   285,035,870    28,794,115     11,698,027
MIST Oppenheimer Capital Appreciation Sub-Account          36,020,962   282,006,999     1,047,852     23,287,015
MIST Legg Mason Partners Aggressive Growth Sub-Account     12,296,377    86,046,177     6,813,467      8,451,541
MIST PIMCO Total Return Sub-Account                        88,854,633 1,013,930,692   481,380,823     12,100,562
MIST RCM Technology Sub-Account                            20,041,624    79,668,450    21,932,886      9,322,258
MIST PIMCO Inflation Protected Bond Sub-Account            43,006,454   459,238,941   191,048,314     10,592,819
MIST T. Rowe Price Mid Cap Growth Sub-Account              34,195,366   243,670,367    52,748,136      6,155,954
MIST MFS Research International Sub-Account                30,191,419   338,126,458    31,695,004     16,062,309
MIST Clarion Global Real Estate Sub-Account                10,274,447   127,989,280    17,425,384      7,353,115
MIST Turner Mid Cap Growth Sub-Account                      5,228,447    59,127,177    11,234,047      8,012,693
MIST Goldman Sachs Mid Cap Value Sub-Account                7,464,272    96,226,684       951,740     11,328,327
MIST MetLife Defensive Strategy Sub-Account               145,330,706 1,451,277,435   448,502,928     71,690,300
MIST MetLife Moderate Strategy Sub-Account                224,915,523 2,259,132,853   543,255,985     40,797,043
MIST MetLife Balanced Strategy Sub-Account                517,913,786 5,398,268,204   507,903,015     59,756,257
MIST MetLife Growth Strategy Sub-Account                  543,358,201 6,109,930,942   162,588,546    281,397,825
MIST MetLife Aggressive Strategy Sub-Account               49,271,537   519,612,679    38,679,972     26,703,592
MIST Van Kampen Comstock Sub-Account                       19,148,943   149,415,587    91,786,993      4,760,059
MIST Legg Mason Value Equity Sub-Account                   12,484,316    96,689,359    18,114,476      4,875,424
MIST MFS Emerging Markets Equity Sub-Account               20,101,921   173,318,052    78,386,885      4,825,243
MIST Loomis Sayles Global Markets Sub-Account               7,777,242    83,212,165    20,953,393      7,003,927
MIST Janus Forty Sub-Account                                  337,642    21,835,960     8,827,350      4,383,239
MIST Dreman Small Cap Value Sub-Account                     1,563,617    19,140,192     4,882,966      1,959,115
MIST Pioneer Fund Sub-Account                               4,342,474    48,286,312    28,877,703        403,329
MIST Pioneer Strategic Income Sub-Account                  23,974,653   226,334,814    82,108,355      2,561,613
MIST BlackRock Large Cap Core Sub-Account                     653,644     5,944,472     1,583,747        877,672
MIST BlackRock High Yield Sub-Account                      12,556,175    85,273,384    78,363,471     11,150,168
MIST Rainier Large Cap Equity Sub-Account                   4,886,942    37,174,864    16,074,414     11,170,476
MIST American Funds Balanced Allocation Sub-Account       149,112,894 1,175,475,350   764,915,611      2,399,585
MIST American Funds Bond Sub-Account                       14,672,219   135,380,719   104,943,503        844,605
MIST American Funds Growth Sub-Account                     30,722,307   208,334,270   138,815,776      4,608,038
MIST American Funds Growth Allocation Sub-Account         141,536,918 1,052,813,932   448,001,155     41,659,242
MIST American Funds International Sub-Account              20,759,321   147,591,958    88,051,092      2,977,131
MIST American Funds Moderate Allocation Sub-Account        90,908,948   764,182,548   500,604,404         52,457
MIST Met/Franklin Mutual Shares Sub-Account                 7,729,247    55,722,929    40,983,409      1,440,646
MIST Met/Franklin Templeton Founding Strategy Sub-Account  48,960,653   391,488,725   171,863,256     19,123,823
MIST SSgA Growth ETF Sub-Account                           16,594,670   136,783,860   144,604,090     10,600,337
MIST SSgA Growth and Income ETF Sub-Account                30,438,475   279,670,222   279,122,734      2,223,838
MIST Met/Templeton International Bond Sub-Account (a)         767,144     8,201,011     8,282,650         84,049
AIM V.I. Core Equity Sub-Account                               16,366       411,827         6,644         78,348
AIM V.I. Capital Appreciation Sub-Account                       7,744       196,679           990         30,152
AIM V.I. International Growth Sub-Account                   2,548,254    62,504,113    23,952,699        180,121
AIM V.I. Basic Balanced Sub-Account                            30,186       327,536        11,976         92,649
AIM V.I. Global Real Estate Sub-Account                       401,203     5,596,405     1,740,054        375,689
MFS VIT Research Sub-Account                                    6,702       108,978         1,360          8,539
MFS VIT Investors Trust Sub-Account                             2,893        52,425           839          7,095
MFS VIT New Discovery Sub-Account                               3,388        51,003             6         20,351
Oppenheimer VA Main Street Sub-Account                          6,646       134,850         2,197         16,910
Oppenheimer VA Bond Sub-Account                                 8,170        88,753             2         38,750

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
Oppenheimer VA Strategic Bond Sub-Account                      2,752       13,260            83          1,000
Oppenheimer VA Main Street Small Cap Sub-Account           3,072,907   40,786,614    14,158,449        297,349
Oppenheimer VA Money Sub-Account                             117,916      117,917           518         32,203
Fidelity VIP Asset Manager Sub-Account                     7,854,806  120,332,689     2,662,234     10,447,210
Fidelity VIP Growth Sub-Account                            4,348,933  163,076,876     1,542,128     10,932,174
Fidelity VIP Contrafund Sub-Account                       15,221,627  351,285,094    32,535,590     19,288,953
Fidelity VIP Overseas Sub-Account                            417,460    7,766,253       371,540        699,692
Fidelity VIP Equity-Income Sub-Account                       388,994    9,002,572       177,772      1,166,799
Fidelity VIP Index 500 Sub-Account                           585,847   74,298,954     3,010,811      9,087,272
Fidelity VIP Money Market Sub-Account                     50,572,999   50,573,010    27,444,357     18,573,246
Fidelity VIP Mid Cap Sub-Account                           4,134,838  104,678,670    33,677,803        301,006
Fidelity VIP Funds Manager 60% Sub-Account (b)             4,106,046   36,571,684    36,622,160         50,854
DWS International Sub-Account                              2,765,759   29,507,337     1,737,973      1,843,869
MSF FI Mid Cap Opportunities Sub-Account                     294,684    4,938,381       418,129        470,456
MSF FI Value Leaders Sub-Account                              32,487    5,481,154       642,534        447,449
MSF Russell 2000 Index Sub-Account                         1,460,318   15,406,091    10,958,216      2,888,778
MSF Artio International Stock Sub-Account                    423,602    5,737,663       398,424        700,236
MSF MetLife Stock Index Sub-Account                       10,884,653  284,703,549    96,439,177     30,234,662
MSF BlackRock Legacy Large Cap Growth Sub-Account            366,856    6,798,529     6,656,676      1,378,001
MSF BlackRock Strategic Value Sub-Account                    895,909   13,727,781       870,094        681,924
MSF BlackRock Bond Income Sub-Account                        411,943   43,190,328    16,342,640      7,290,628
MSF BlackRock Large Cap Value Sub-Account                    294,230    3,525,718       464,304        383,856
MSF Barclays Capital Aggregate Bond Index Sub-Account      2,766,897   29,578,528    22,975,089      1,061,634
MSF MFS Value Sub-Account                                  3,034,422   38,083,038     7,937,653      1,723,875
MSF Morgan Stanley EAFE Index Sub-Account                  2,409,590   29,118,673    13,731,514      1,264,090
MSF MFS Total Return Sub-Account                             336,841   46,993,479     7,937,717      6,075,322
MSF MetLife Mid Cap Stock Index Sub-Account                2,168,222   25,437,977    10,071,514      1,084,793
MSF Davis Venture Value Sub-Account                       17,394,335  452,317,297    52,577,301     18,084,251
MSF Met/Artisan Mid Cap Value Sub-Account                  1,353,022  292,126,194     6,957,063     15,172,488
MSF Jennison Growth Sub-Account                           17,603,887  181,319,892    35,483,136      7,185,830
MSF BlackRock Money Market Sub-Account                     5,765,332  576,533,179   256,657,274    275,428,918
MSF T. Rowe Price Small Cap Growth Sub-Account               538,829    5,768,772     2,619,486      1,230,085
MSF Western Asset Management U.S. Government
  Sub-Account                                             11,927,910  141,954,558    70,367,045     14,862,728
MSF Oppenheimer Global Equity Sub-Account                    812,499   12,161,676     1,178,077      1,218,719
MSF MetLife Aggressive Allocation Sub-Account                175,550    1,935,904       263,476        208,632
MSF MetLife Conservative Allocation Sub-Account              996,436   10,138,484     5,940,430      1,963,349
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                                861,148    8,688,946     2,804,249      1,015,227
MSF MetLife Moderate Allocation Sub-Account                4,458,928   48,976,420     4,109,343      2,682,402
MSF MetLife Moderate to Aggressive Allocation Sub-Account  5,413,264   61,229,942     4,771,135      7,505,634
MSF T. Rowe Price Large Cap Growth Sub-Account                90,486    1,143,434       431,941        154,165
MSF Loomis Sayles Small Cap Core Sub-Account                  11,606    1,724,561     1,781,649         84,512
MSF Neuberger Berman Mid Cap Value Sub-Account                14,252      175,453       194,297         42,684
MSF Met/Dimensional International Small Company
  Sub-Account                                              1,202,557   14,760,636    16,710,168      2,459,650
MSF Van Eck Global Natural Resources Sub-Account (a)       1,173,386   16,184,917    16,184,917             --
Van Kampen LIT Capital Growth Sub-Account                      4,126      128,581           112         22,236
Van Kampen LIT Growth and Income Sub-Account               6,565,281  112,091,551    32,744,252        254,100
Federated Equity Income Sub-Account                            1,788       22,882           846            263
Federated High Income Bond Sub-Account                         3,944       28,356         2,412         35,040
Federated Mid Cap Growth Strategies Sub-Account                4,728      122,654            --         14,702
Neuberger Genesis Sub-Account                                    224        7,589            --          1,465
Alger Small Cap Growth Sub-Account                         2,015,333   58,280,020       911,589      3,667,988
T. Rowe Price Growth Stock Sub-Account                       254,208    7,031,972       277,460        771,179

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
T. Rowe Price International Stock Sub-Account                 69,680      963,267        52,001         75,800
T. Rowe Price Prime Reserve Sub-Account                    1,400,475    1,400,419       588,302      1,406,286
Janus Aspen Worldwide Sub-Account                                240        5,647            77            453
American Funds Global Small Capitalization Sub-Account     3,301,896   63,609,187    15,574,788      3,805,605
American Funds Growth Sub-Account                          9,105,204  470,727,296    86,571,363      5,383,599
American Funds Growth--Income Sub-Account                  7,045,863  253,174,671    39,647,865      3,677,083
American Funds Global Growth Sub-Account                   8,278,920  175,865,146    20,444,516      4,562,472
American Funds Bond Sub-Account                            5,592,635   57,544,161    27,376,899        534,355
FTVIPT Mutual Shares Securities Sub-Account                6,073,694  108,073,711    15,503,064      1,521,573
FTVIPT Templeton Foreign Securities Sub-Account            5,242,797   81,694,568    12,860,247      6,441,267
FTVIPT Templeton Growth Securities Sub-Account             4,105,245   54,109,690     7,512,519      1,508,125
FTVIPT Franklin Income Securities Sub-Account              9,496,571  147,027,798    30,026,124      2,559,483
FTVIPT Templeton Global Bond Securities Sub-Account        2,575,654   43,258,108    26,944,429      2,829,942
FTVIPT Franklin Small Cap Value Securities Sub-Account     1,034,089   12,889,191     7,132,989      1,137,842
UIF Equity and Income Sub-Account                         19,484,382  260,289,381    60,505,265      6,560,142
UIF U.S. Real Estate Sub-Account                           5,563,166   93,789,475     8,800,321      2,969,826
UIF U.S. Mid Cap Value Sub-Account                         1,466,828   16,759,479     5,138,622        708,394
Pioneer VCT Bond Sub-Account                                 194,377    2,103,963     2,118,473        100,533
Pioneer VCT Cullen Value Sub-Account                         180,133    1,599,522     1,664,773        237,506
Pioneer VCT Emerging Markets Sub-Account                      37,900      798,953       874,818        151,773
Pioneer VCT Equity Income Sub-Account                         21,040      306,353       314,866         40,519
Pioneer VCT Fund Sub-Account                                  11,681      218,387       162,966         21,820
Pioneer VCT High Yield Sub-Account                           123,325    1,008,089     1,143,179        164,488
Pioneer VCT Ibbotson Growth Allocation Sub-Account         1,776,954   12,590,078     9,968,650      1,117,493
Pioneer VCT Ibbotson Moderate Allocation Sub-Account       2,530,426   20,207,045    19,690,093        873,739
Pioneer VCT Mid Cap Value Sub-Account                      2,431,474   42,885,111     6,163,184      1,337,521
Pioneer VCT Real Estate Shares Sub-Account                    17,574      170,936       210,750         94,692
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                              1,778,702   21,996,014     7,288,667      1,760,395
LMPVET ClearBridge Variable Investors Sub-Account            206,082    3,186,548       324,415        245,291
LMPVET ClearBridge Variable Fundamental Value
  Sub-Account                                              4,854,722  101,612,325     8,831,309      2,496,908
LMPVET ClearBridge Variable Appreciation Sub-Account       5,523,555  130,617,094    31,723,057      2,361,683
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account                                              9,457,748  141,266,476    10,849,448      4,586,247
LMPVET ClearBridge Variable Large Cap Growth Sub-Account     462,916    7,049,195       325,822      1,101,041
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                                 23,401      584,379        38,740        176,799
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                              6,997,656   82,785,781    16,968,924      4,598,672
LMPVET ClearBridge Variable Capital Sub-Account              539,981    8,164,965       290,230        719,673
LMPVET Batterymarch Variable Global Equity Sub-Account       333,716    5,405,720       326,157        478,360
LMPVET ClearBridge Variable Dividend Strategy Sub-Account    682,668    6,750,580       389,498        967,448
LMPVET Lifestyle Allocation 50% Sub-Account                  692,018    8,276,818       905,304      1,584,827
LMPVET Lifestyle Allocation 70% Sub-Account                  361,739    3,951,400       510,946        534,438
LMPVET Lifestyle Allocation 85% Sub-Account                4,475,691   50,284,829    12,768,983        923,531
LMPVIT Western Asset Variable Adjustable Rate Income
  Sub-Account                                                261,331    2,464,793       335,599        280,459
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                              6,433,290   54,813,826    10,751,485      3,999,763
LMPVIT Western Asset Variable Money Market Sub-Account    93,473,307   93,473,315    36,558,667     58,289,350

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE             MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2009          2008          2009          2008          2009         2008
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year           15,718,013    18,116,672    11,669,031    15,162,946     4,031,107    1,845,571
Units issued and transferred
  from other funding options       1,643,593     1,373,138     2,865,165     1,475,904     2,385,389    2,890,857
Units redeemed and transferred to
  other funding options           (2,419,105)   (3,771,797)   (2,580,205)   (4,969,819)   (1,249,562)    (705,321)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                 14,942,501    15,718,013    11,953,991    11,669,031     5,166,934    4,031,107
                                  ============= ============= ============= ============= ============= ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
Units issued and transferred
  from other funding options       4,876,032     2,980,592     4,335,703     3,352,590     1,766,498     3,083,379
Units redeemed and transferred to
  other funding options           (3,637,528)   (6,056,042)   (2,995,261)   (5,348,071)   (4,844,547)   (8,545,379)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 18,176,767    16,938,263    17,777,766    16,437,324    26,093,951    29,172,000
                                  ============= ============= ============= ============= ============= =============

                                      MIST PIMCO INFLATION       MIST T. ROWE PRICE           MIST MFS RESEARCH
                                            PROTECTED BOND           MID CAP GROWTH               INTERNATIONAL
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------ --------------------------- ---------------------------
                                        2009          2008       2009          2008          2009          2008
                                  ---------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           23,243,826    21,340,808 24,389,138    25,165,985    20,463,384    19,606,367
Units issued and transferred
  from other funding options      20,070,324    13,668,026 12,284,767     5,900,839     5,385,340     6,264,406
Units redeemed and transferred to
  other funding options           (5,807,285) (11,765,008) (5,076,704)   (6,677,686)   (4,153,945)   (5,407,389)
                                  ------------------------ ------------- ------------- ------------- -------------
Units end of year                 37,506,865    23,243,826 31,597,201    24,389,138    21,694,779    20,463,384
                                  ========== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                         2009          2008        2009          2008        2009          2008
                                  ----------- ------------- ----------- ------------- ----------- -------------
Units beginning of year            98,361,064    51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
Units issued and transferred
  from other funding options       66,006,315    81,757,732  72,814,087    58,616,625 103,820,915    81,261,505
Units redeemed and transferred to
  other funding options           (30,127,061) (35,356,143) (27,986,974) (34,398,720) (50,956,383) (82,956,608)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 134,240,318    98,361,064 201,975,022   157,147,909 458,932,798   406,068,266
                                  =========== ============= =========== ============= =========== =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      MIST LORD ABBETT                                            MIST MET/AIM
         MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
     2009         2008          2009          2008          2009          2008
------------ ------------ ------------- ------------- ------------- -------------
1,489,703      609,565     7,502,381     7,858,992    10,535,898    11,452,863
2,149,047    1,126,498     2,001,176     1,886,677     2,757,690     2,144,194
 (603,968)    (246,360)   (1,489,959)   (2,243,288)   (2,113,222)   (3,061,159)
------------ ------------ ------------- ------------- ------------- -------------
3,034,782    1,489,703     8,013,598     7,502,381    11,180,366    10,535,898
============ ============ ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN      MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2009          2008          2009           2008       2009          2008
------------- ------------- ---------- -------------- ------------- -------------
12,239,079    13,488,538    43,564,435     37,539,072 10,849,282    12,386,524
 2,516,706     1,778,211    38,284,077     19,386,029  6,974,066     4,358,662
(2,645,317)   (3,027,670)   (10,194,109) (13,360,666) (3,990,522)   (5,895,904)
------------- ------------- ------------------------- ------------- -------------
12,110,468    12,239,079    71,654,403     43,564,435 13,832,826    10,849,282
============= ============= ========== ============== ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2009          2008          2009          2008          2009          2008
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
 3,040,495     3,075,098     2,079,154     1,983,867       165,468       658,140
(1,953,744)   (2,401,497)   (1,674,076)   (1,985,853)   (1,132,272)   (2,651,705)
------------- ------------- ------------- ------------- ------------- -------------
 7,999,282     6,912,531     4,875,425     4,470,347     6,218,018     7,184,822
============= ============= ============= ============= ============= =============

             MIST METLIFE             MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------ ---------------------------
       2009          2008       2009          2008       2009          2008
----------- ------------- ---------- ------------- ------------- -------------
494,438,103   481,475,567 39,565,727    46,258,233  5,638,201     5,330,717
 64,373,807   104,385,100  8,976,104     5,056,638 13,684,341     2,302,416
(68,509,878) (91,422,564) (7,198,258) (11,749,144) (2,530,782)   (1,994,932)
------------------------- ------------------------ ------------- -------------
490,302,032   494,438,103 41,343,573    39,565,727 16,791,760     5,638,201
=========== ============= ========== ============= ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                           MIST LEGG MASON           MIST MFS EMERGING          MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY              GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            9,617,947     5,608,172     9,820,617     4,415,597     5,848,580     4,274,323
Units issued and transferred
  from other funding options       5,890,764     6,690,080    12,353,343    10,368,484     3,056,769     4,337,047
Units redeemed and transferred to
  other funding options           (3,197,076)   (2,680,305)   (3,639,704)   (4,963,464)   (1,706,438)   (2,762,790)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 12,311,635     9,617,947    18,534,256     9,820,617     7,198,911     5,848,580
                                  ============= ============= ============= ============= ============= =============

                                              MIST PIONEER         MIST BLACKROCK             MIST BLACKROCK
                                          STRATEGIC INCOME         LARGE CAP CORE                 HIGH YIELD
                                               SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------- --------------------------
                                        2009          2008        2009       2008          2009         2008
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units beginning of year            7,373,489     4,979,963     508,491    390,444     1,114,960      450,432
Units issued and transferred
  from other funding options       5,077,225     5,003,499     239,528    201,086     6,142,738    1,633,985
Units redeemed and transferred to
  other funding options           (1,493,132)   (2,609,973)   (134,850)   (83,039)   (1,601,304)    (969,457)
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units end of year                 10,957,582     7,373,489     613,169    508,491     5,656,394    1,114,960
                                  ============= ============= =========== ========== ============= ============

                                             MIST AMERICAN          MIST AMERICAN FUNDS              MIST AMERICAN
                                              FUNDS GROWTH            GROWTH ALLOCATION        FUNDS INTERNATIONAL
                                               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------------- --------------------------
                                        2009       2008 (a)          2009       2008 (a)         2009      2008 (a)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units beginning of year            9,556,758            --     74,827,606            --     7,576,246           --
Units issued and transferred
  from other funding options      25,878,772    10,103,447     84,328,111    79,248,191    15,340,459    8,298,666
Units redeemed and transferred to
  other funding options           (5,157,450)     (546,689)   (20,153,687)   (4,420,585)   (3,002,276)    (722,420)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units end of year                 30,278,080     9,556,758    139,002,030    74,827,606    19,914,429    7,576,246
                                  ============= ============= ============== ============= ============= ============

                                                                                        MIST MET/
                                                                                        TEMPLETON
                                                                       MIST SSGA    INTERNATIONAL
                                   MIST SSGA GROWTH ETF    GROWTH AND INCOME ETF             BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT
                                  ------------------------ ------------------------ ----------------
                                        2009    2008 (b)         2009    2008 (b)         2009 (c)
                                  ------------- ---------- ------------- ---------- ----------------
Units beginning of year              190,893         --       312,145         --               --
Units issued and transferred
  from other funding options      19,507,804    190,922    32,168,027    318,847          844,394
Units redeemed and transferred to
  other funding options           (3,255,299)       (29)   (2,537,542)    (6,702)         (69,067)
                                  ------------- ---------- ------------- ---------- ----------------
Units end of year                 16,443,398    190,893    29,942,630    312,145          775,327
                                  ============= ========== ============= ========== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                 MIST DREMAN
  MIST JANUS FORTY           SMALL CAP VALUE         MIST PIONEER FUND
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ------------------------- -------------------------
   2009       2008         2009         2008         2009         2008
---------- ---------- ------------ ------------ ------------ ------------
143,074     62,044    1,254,915      865,483    1,227,336      441,310
116,640    116,263      662,099      640,073    2,278,606    1,281,451
(67,244)   (35,233)    (337,396)    (250,641)    (266,562)    (495,425)
---------- ---------- ------------ ------------ ------------ ------------
192,470    143,074    1,579,618    1,254,915    3,239,380    1,227,336
========== ========== ============ ============ ============ ============

            MIST RAINIER          MIST AMERICAN FUNDS              MIST AMERICAN
        LARGE CAP EQUITY          BALANCED ALLOCATION                 FUNDS BOND
             SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
--------------------------- ---------------------------- --------------------------
      2009          2008           2009       2008 (a)         2009      2008 (a)
------------- ------------- -------------- ------------- ------------- ------------
 4,139,663       640,297     47,541,825            --     3,151,521           --
 3,515,585     4,895,834    109,740,383    52,186,330    12,969,406    3,840,133
(2,692,379)   (1,396,468)    (9,753,067)   (4,644,505)   (1,815,089)    (688,612)
------------- ------------- -------------- ------------- ------------- ------------
 4,962,869     4,139,663    147,529,141    47,541,825    14,305,838    3,151,521
============= ============= ============== ============= ============= ============

     MIST AMERICAN FUNDS          MIST MET/FRANKLIN              MIST MET/FRANKLIN
     MODERATE ALLOCATION              MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
             SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------- -------------------------- ------------------------------
      2009       2008 (a)         2009      2008 (a)         2009          2008 (a)
------------- ------------- ------------- ------------ ------------- ----------------
29,162,701            --     1,978,335           --    27,525,771               --
66,983,370    32,435,807     6,931,863    2,247,261    30,026,563       29,284,754
(6,151,343)   (3,273,106)   (1,196,497)    (268,926)   (8,200,165)      (1,758,983)
------------- ------------- ------------- ------------ ------------- ----------------
89,994,728    29,162,701     7,713,701    1,978,335    49,352,169       27,525,771
============= ============= ============= ============ ============= ================

AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION    AIM V.I. INTERNATIONAL GROWTH
         SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- -------------------------------- --------------------------------
   2009         2008      2009                   2008         2009                2008
---------- ------------ --------- ---------------------- ------------ -------------------
120,534      181,999    50,723                 77,611    1,618,515             445,944
     26        8,408        50                  9,068    1,438,213           1,507,113
(21,417)     (69,873)   (9,142)               (35,956)    (237,803)           (334,542)
---------- ------------ --------- ---------------------- ------------ -------------------
 99,143      120,534    41,631                 50,723    2,818,925           1,618,515
========== ============ ========= ====================== ============ ===================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE    MFS VIT RESEARCH
                                              SUB-ACCOUNT                    SUB-ACCOUNT         SUB-ACCOUNT
                                  -------------------------- ------------------------------ -------------------
                                     2009            2008        2009               2008      2009      2008
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units beginning of year            88,650         125,704     449,308            156,912    26,232    34,862
Units issued and transferred
  from other funding options           --           9,375     403,915            345,777        --        --
Units redeemed and transferred to
  other funding options           (27,683)        (46,429)   (148,838)           (53,381)   (2,288)   (8,630)
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units end of year                  60,967          88,650     704,385            449,308    23,944    26,232
                                  ========== =============== =========== ================== ========= =========

                                                          OPPENHEIMER VA    OPPENHEIMER VA MAIN STREET
                                  OPPENHEIMER VA BOND     STRATEGIC BOND                     SMALL CAP
                                          SUB-ACCOUNT        SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------- ------------------ -----------------------------
                                    2009         2008     2009      2008         2009             2008
                                  --------- ------------ -------- --------- ------------ ----------------
Units beginning of year           22,518       37,290    1,903     5,661    1,863,546          492,857
Units issued and transferred
  from other funding options          --           --       --        --    1,625,772        1,731,240
Units redeemed and transferred to
  other funding options           (9,985)     (14,772)    (117)   (3,758)    (362,478)        (360,551)
                                  --------- ------------ -------- --------- ------------ ----------------
Units end of year                 12,533       22,518    1,786     1,903    3,126,840        1,863,546
                                  ========= ============ ======== ========= ============ ================

                                   FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS    FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  --------------------------- ------------------------ -----------------------------
                                        2009          2008       2009          2008        2009              2008
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units beginning of year           16,114,037    16,613,759    713,199       826,076     744,861           942,455
Units issued and transferred
  from other funding options       2,189,237     2,372,910     50,415        33,271       9,192            26,214
Units redeemed and transferred to
  other funding options           (2,347,278)   (2,872,632)   (99,947)     (146,148)   (134,197)         (223,808)
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units end of year                 15,955,996    16,114,037    663,667       713,199     619,856           744,861
                                  ============= ============= ========== ============= =========== =================

                                  FIDELITY VIP
                                         FUNDS                                    MSF FI MID CAP
                                   MANAGER 60%         DWS INTERNATIONAL           OPPORTUNITIES
                                   SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------- ------------------------- -----------------------
                                       2009 (d)        2009         2008        2009        2008
                                  --------------- ------------ ------------ ----------- -----------
Units beginning of year                     --    2,819,612    3,119,351     526,883     574,272
Units issued and transferred
  from other funding options         4,203,193      318,119      333,852      75,013     107,160
Units redeemed and transferred to
  other funding options               (128,820)    (437,383)    (633,591)   (112,326)   (154,549)
                                  --------------- ------------ ------------ ----------- -----------
Units end of year                    4,074,373    2,700,348    2,819,612     489,570     526,883
                                  =============== ============ ============ =========== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

MFS VIT INVESTORS TRUST    MFS VIT NEW DISCOVERY    OPPENHEIMER VA MAIN STREET
            SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- ------------------------ -----------------------------
  2009             2008      2009           2008      2009                2008
--------- ---------------- --------- -------------- --------- -------------------
13,271           23,909    10,205         13,583    31,897              45,428
    --               --        --            117        --                  --
(1,708)         (10,638)   (3,744)        (3,495)   (3,792)            (13,531)
--------- ---------------- --------- -------------- --------- -------------------
11,563           13,271     6,461         10,205    28,105              31,897
========= ================ ========= ============== ========= ===================

OPPENHEIMER VA MONEY    FIDELITY VIP ASSET MANAGER         FIDELITY VIP GROWTH
         SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
----------------------- ----------------------------- ---------------------------
  2009          2008          2009            2008          2009          2008
--------- ------------- ------------- --------------- ------------- -------------
25,333        28,881    10,322,631      11,728,296    12,838,680    14,370,091
    --            --       452,720         748,588       850,650       877,342
(5,156)       (3,548)   (1,429,927)     (2,154,253)   (1,796,089)   (2,408,753)
--------- ------------- ------------- --------------- ------------- -------------
20,177        25,333     9,345,424      10,322,631    11,893,241    12,838,680
========= ============= ============= =============== ============= =============

 FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET      FIDELITY VIP MID CAP
            SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ---------------------------- -------------------------
     2009          2008          2009           2008         2009         2008
------------ ------------- ------------- -------------- ------------ ------------
6,061,847     7,211,573     5,530,761      5,148,515    1,905,032      997,653
   26,253        43,419     5,540,548      2,094,500    1,472,702    1,295,565
 (787,787)   (1,193,145)   (4,944,766)    (1,712,254)    (302,456)    (388,186)
------------ ------------- ------------- -------------- ------------ ------------
5,300,313     6,061,847     6,126,543      5,530,761    3,075,278    1,905,032
============ ============= ============= ============== ============ ============

MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
         SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- ------------------------- --------------------------------
   2009         2008         2009         2008       2009                  2008
---------- ------------ ------------ ------------ ---------- ---------------------
251,266      211,868      478,053      481,904    380,684               398,333
 58,351       87,388      942,236      309,512     50,582                88,792
(43,935)     (47,990)    (311,961)    (313,363)   (93,611)             (106,441)
---------- ------------ ------------ ------------ ---------- ---------------------
265,682      251,266    1,108,328      478,053    337,655               380,684
========== ============ ============ ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                              MSF BLACKROCK LEGACY          MSF BLACKROCK
                                   MSF METLIFE STOCK INDEX        LARGE CAP GROWTH        STRATEGIC VALUE
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                  --------------------------- ----------------------- ----------------------
                                        2009          2008        2009        2008       2009        2008
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units beginning of year           15,678,062    17,885,006      49,555      31,453    587,465     625,394
Units issued and transferred
  from other funding options      10,399,383     3,172,101     697,214      29,132    117,875     134,687
Units redeemed and transferred to
  other funding options           (4,926,851)   (5,379,045)   (133,961)    (11,030)   (99,553)   (172,616)
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units end of year                 21,150,594    15,678,062     612,808      49,555    605,787     587,465
                                  ============= ============= =========== =========== ========== ===========

                                                                MSF MORGAN STANLEY
                                           MSF MFS VALUE                EAFE INDEX      MSF MFS TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           2,080,451    1,601,257    1,129,559    1,079,041      977,440    1,100,140
Units issued and transferred
  from other funding options        941,946    1,297,898    1,389,614      333,667      268,850      196,686
Units redeemed and transferred to
  other funding options            (358,036)    (818,704)    (289,066)    (283,149)    (240,152)    (319,386)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 2,664,361    2,080,451    2,230,107    1,129,559    1,006,138      977,440
                                  ============ ============ ============ ============ ============ ============

                                                                          MSF BLACKROCK   MSF T. ROWE PRICE
                                       MSF JENNISON GROWTH                 MONEY MARKET    SMALL CAP GROWTH
                                               SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- ----------------------
                                        2009          2008          2009           2008     2009       2008
                                  ------------- ------------- ---------- -------------- ----------- ----------
Units beginning of year           14,090,231    14,275,390    55,686,362     22,951,175  332,266     77,656
Units issued and transferred
  from other funding options       6,315,272     3,792,431    54,275,644     69,343,245  279,905    311,868
Units redeemed and transferred to
  other funding options           (3,030,057)   (3,977,590)   (55,750,997) (36,608,058) (131,149)   (57,258)
                                  ------------- ------------- ------------------------- ----------- ----------
Units end of year                 17,375,446    14,090,231    54,211,009     55,686,362  481,022    332,266
                                  ============= ============= ========== ============== =========== ==========

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MODERATE
                                                ALLOCATION            MODERATE ALLOCATION                ALLOCATION
                                               SUB-ACCOUNT                    SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- ------------------------------ -------------------------
                                      2009            2008        2009               2008         2009         2008
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units beginning of year            602,771         242,633     664,967            392,909    4,259,716    3,351,654
Units issued and transferred
  from other funding options       562,989         529,339     287,835            394,182      358,294    1,411,802
Units redeemed and transferred to
  other funding options           (198,016)       (169,201)   (116,731)          (122,124)    (324,997)    (503,740)
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units end of year                  967,744         602,771     836,071            664,967    4,293,013    4,259,716
                                  =========== =============== =========== ================== ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK         MSF BLACKROCK     MSF BARCLAYS CAPITAL
         BOND INCOME       LARGE CAP VALUE     AGGREGATE BOND INDEX
         SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------------------- --------------------- ------------------------
    2009        2008       2009       2008         2009        2008
----------- ----------- ---------- ---------- ------------ -----------
 748,389     654,278    257,240    251,656      527,803     436,992
 405,171     397,850     66,523     94,130    1,661,447     318,058
(242,534)   (303,739)   (59,060)   (88,546)    (178,886)   (227,247)
----------- ----------- ---------- ---------- ------------ -----------
 911,026     748,389    264,703    257,240    2,010,364     527,803
=========== =========== ========== ========== ============ ===========

          MSF METLIFE                                         MSF MET/ARTISAN
  MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE               MID CAP VALUE
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2009        2008          2009          2008          2009          2008
------------ ----------- ------------- ------------- ------------- -------------
  999,722     886,564    37,459,395    39,936,774    16,302,851    18,551,932
  929,016     396,544     9,976,448     6,415,520     2,167,855     2,119,903
 (236,045)   (283,386)   (6,312,332)   (8,892,899)   (2,810,771)   (4,368,984)
------------ ----------- ------------- ------------- ------------- -------------
1,692,693     999,722    41,123,511    37,459,395    15,659,935    16,302,851
============ =========== ============= ============= ============= =============

         MSF WESTERN ASSET         MSF OPPENHEIMER    MSF METLIFE AGGRESSIVE
MANAGEMENT U.S. GOVERNMENT           GLOBAL EQUITY                ALLOCATION
               SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
----------------------------- ----------------------- -------------------------
      2009            2008        2009        2008          2009        2008
------------- --------------- ----------- ----------- ------------- -----------
 5,356,593       2,760,203     671,786     501,067       159,053     189,794
 6,094,104       5,450,468     135,384     323,769        36,343      16,800
(2,877,326)     (2,854,078)   (134,957)   (153,050)      (25,416)    (47,541)
------------- --------------- ----------- ----------- ------------- -----------
 8,573,371       5,356,593     672,213     671,786       169,980     159,053
============= =============== =========== =========== ============= ===========

MSF METLIFE MODERATE TO    MSF T. ROWE PRICE    MSF LOOMIS SAYLES
  AGGRESSIVE ALLOCATION     LARGE CAP GROWTH       SMALL CAP CORE
            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------- -------------------- --------------------
     2009          2008      2009    2008 (a)     2009    2008 (e)
------------ ------------- --------- ---------- --------- ----------
5,745,796     5,047,763    27,135         --       926         --
  505,834     1,499,244    20,301     34,583    81,411        926
 (923,510)     (801,211)   (7,822)    (7,448)   (8,893)        --
------------ ------------- --------- ---------- --------- ----------
5,328,120     5,745,796    39,614     27,135    73,444        926
============ ============= ========= ========== ========= ==========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                            MSF VAN ECK
                                  MSF NEUBERGER BERMAN            MSF MET/DIMENSIONAL    GLOBAL NATURAL
                                         MID CAP VALUE    INTERNATIONAL SMALL COMPANY         RESOURCES
                                           SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------------- ------------------------------ -----------------
                                    2009       2008 (e)        2009           2008 (b)          2009 (c)
                                  --------- ------------- ------------ ----------------- -----------------
Units beginning of year            1,374            --       12,651                --                --
Units issued and transferred
  from other funding options      12,821          1374    1,597,291            13,617         1,252,359
Units redeemed and transferred to
  other funding options           (2,860)           --     (384,277)             (966)          (57,264)
                                  --------- ------------- ------------ ----------------- -----------------
Units end of year                 11,335         1,374    1,225,665            12,651         1,195,095
                                  ========= ============= ============ ================= =================

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------- -------------------- --------------------
                                    2009      2008      2009       2008    2009         2008
                                  --------- --------- --------- ---------- ------- ------------
Units beginning of year           10,612    18,999    19,463     20,874     809          927
Units issued and transferred
  from other funding options          --        --        --         --      --           --
Units redeemed and transferred to
  other funding options           (7,030)   (8,387)   (3,100)    (1,411)   (112)        (118)
                                  --------- --------- --------- ---------- ------- ------------
Units end of year                  3,582    10,612    16,363     19,463     697          809
                                  ========= ========= ========= ========== ======= ============

                                                                                           AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE      SMALL CAPITALIZATION
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ ------------------------ -------------------------
                                     2009                2008     2009            2008         2009         2008
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units beginning of year           120,897              96,955    1,089           1,182    1,683,911      985,561
Units issued and transferred
  from other funding options       43,074              91,506       --              --      990,083    1,028,144
Units redeemed and transferred to
  other funding options           (87,115)            (67,564)     (90)            (93)    (411,934)    (329,794)
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units end of year                  76,856             120,897      999           1,089    2,262,060    1,683,911
                                  ========== =================== ======== =============== ============ ============

                                                                     FTVIPT MUTUAL          FTVIPT TEMPLETON
                                     AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           1,887,421      413,860    3,944,854    3,006,411    2,485,260    1,778,828
Units issued and transferred
  from other funding options      2,179,228    1,810,476    1,429,387    1,713,297      659,869    1,067,946
Units redeemed and transferred to
  other funding options            (458,404)    (336,915)    (589,584)    (774,854)    (489,688)    (361,514)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 3,608,245    1,887,421    4,784,657    3,944,854    2,655,441    2,485,260
                                  ============ ============ ============ ============ ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      VAN KAMPEN LIT             VAN KAMPEN LIT
      CAPITAL GROWTH          GROWTH AND INCOME    FEDERATED EQUITY INCOME
         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- -------------------------- --------------------------
  2009          2008         2009          2008     2009              2008
--------- ------------- ------------ ------------- ----- --------------------
33,379     1,659,770    4,699,178     3,069,791    4,805             5,473
 3,258       259,232    2,920,745     2,867,651       --                --
(9,808)   (1,885,623)    (723,884)   (1,238,264)      --              (668)
--------- ------------- ------------ ------------- ----- --------------------
26,829        33,379    6,896,039     4,699,178    4,805             4,805
========= ============= ============ ============= ===== ====================

                                                               T. ROWE PRICE
 ALGER SMALL CAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
            SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
-------------------------- ----------------------------- ----------------------
     2009          2008       2009               2008      2009         2008
------------ ------------- ---------- ------------------ --------- ------------
6,485,576     7,147,895    104,973            118,255    76,425       87,971
  526,993       546,355      6,341              6,545     5,193        3,988
 (855,686)   (1,208,674)   (14,255)           (19,827)   (8,821)     (15,534)
------------ ------------- ---------- ------------------ --------- ------------
6,156,883     6,485,576     97,059            104,973    72,797       76,425
============ ============= ========== ================== ========= ============

                                  AMERICAN FUNDS             AMERICAN FUNDS
 AMERICAN FUNDS GROWTH             GROWTH-INCOME              GLOBAL GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008          2009         2008
------------ ------------ ------------ ------------ ------------- ------------
2,453,157    1,458,315    1,942,091    1,369,874     5,818,048    3,676,314
1,150,525    1,337,483      748,276      878,730     1,803,874    3,109,432
 (377,802)    (342,641)    (292,221)    (306,513)   (1,042,659)    (967,698)
------------ ------------ ------------ ------------ ------------- ------------
3,225,880    2,453,157    2,398,146    1,942,091     6,579,263    5,818,048
============ ============ ============ ============ ============= ============

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES            BOND SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008         2009          2008
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
1,150,853    1,319,654      995,159    1,230,630    1,894,407     1,517,248
 (562,581)    (554,827)    (450,735)    (591,418)    (503,925)     (373,574)
------------ ------------ ------------ ------------ ------------ -------------
3,416,400    2,828,128    3,157,996    2,613,572    2,853,081     1,462,599
============ ============ ============ ============ ============ =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                       2009            2008          2009          2008         2009         2008
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units beginning of year             856,253         251,664    13,625,412    10,934,412    2,248,952    2,043,530
Units issued and transferred
  from other funding options      1,334,846         763,928     6,649,121     6,407,051      734,874      685,573
Units redeemed and transferred to
  other funding options            (403,985)       (159,339)   (2,527,152)   (3,716,051)    (441,732)    (480,151)
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units end of year                 1,787,114         856,253    17,747,381    13,625,412    2,542,094    2,248,952
                                  ============ =============== ============= ============= ============ ============

                                         PIONEER VCT
                                    EMERGING MARKETS    PIONEER VCT EQUITY INCOME     PIONEER VCT FUND
                                         SUB-ACCOUNT                  SUB-ACCOUNT          SUB-ACCOUNT
                                  --------------------- ---------------------------- --------------------
                                     2009    2008 (e)     2009            2008 (e)     2009    2008 (e)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units beginning of year             4,387         --     2,134                 --     5,631         --
Units issued and transferred
  from other funding options       69,030      4,387    23,500              2,134    23,854      9,698
Units redeemed and transferred to
  other funding options           (13,382)        --    (4,801)                --    (2,771)    (4,067)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units end of year                  60,035      4,387    20,833              2,134    26,714      5,631
                                  ========== ========== ========= ================== ========= ==========

                                                                      PIONEER VCT           LMPVET CLEARBRIDGE
                                  PIONEER VCT MID CAP VALUE    REAL ESTATE SHARES    VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------- --------------------- ----------------------------
                                       2009            2008      2009     2008 (e)        2009            2008
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units beginning of year           1,105,223         813,072     3,001          --    1,214,861         754,675
Units issued and transferred
  from other funding options        385,549         500,729    21,091       3,001      952,710         675,667
Units redeemed and transferred to
  other funding options            (181,243)       (208,578)   (8,058)         --     (409,857)       (215,481)
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units end of year                 1,309,529       1,105,223    16,034       3,001    1,757,714       1,214,861
                                  ============ =============== ========= =========== ============ ===============

                                          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL
                                  VARIABLE AGGRESSIVE GROWTH    VARIABLE LARGE CAP GROWTH    VARIABLE SOCIAL AWARENESS
                                                 SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                        2009            2008        2009             2008      2009               2008
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units beginning of year           10,751,677       9,406,900     629,993          699,543    25,775             19,022
Units issued and transferred
  from other funding options       2,542,293       3,226,439      48,243           75,158     1,814             13,327
Units redeemed and transferred to
  other funding options           (1,790,143)     (1,881,662)   (120,819)        (144,708)   (8,177)            (6,574)
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units end of year                 11,503,827      10,751,677     557,417          629,993    19,412             25,775
                                  ============= =============== =========== ================ ========= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

UIF U.S. MID CAP VALUE      PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
           SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------- ---------------------------
     2009         2008       2009    2008 (e)      2009          2008 (e)
------------ ------------ ---------- ---------- ---------- ----------------
1,130,852      257,428      8,267         --     21,316               --
  948,950    1,012,160    197,855     10,661    244,085           44,554
 (316,283)    (138,736)   (12,651)    (2,394)   (41,989)         (23,238)
------------ ------------ ---------- ---------- ---------- ----------------
1,763,519    1,130,852    193,471      8,267    223,412           21,316
============ ============ ========== ========== ========== ================

                          PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
PIONEER VCT HIGH YIELD       GROWTH ALLOCATION     MODERATE ALLOCATION
           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
   2009        2008 (e)        2009    2008 (e)        2009    2008 (e)
---------- -------------- ------------ ---------- ------------ ----------
  1,528             --      346,884         --      109,195         --
129,757          1,528    1,021,218    348,488    1,811,953    112,637
(19,012)            --     (110,828)    (1,604)    (103,117)    (3,442)
---------- -------------- ------------ ---------- ------------ ----------
112,273          1,528    1,257,274    346,884    1,818,031    109,195
========== ============== ============ ========== ============ ==========

 LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE
 VARIABLE INVESTORS    VARIABLE FUNDAMENTAL VALUE     VARIABLE APPRECIATION
        SUB-ACCOUNT                   SUB-ACCOUNT               SUB-ACCOUNT
---------------------- ----------------------------- -------------------------
   2009        2008         2009             2008         2009         2008
---------- ----------- ------------ ---------------- ------------ ------------
188,889     279,645    2,724,852        2,440,021    3,070,482    2,591,844
 34,053      39,636      679,485          824,597    1,673,500    1,087,082
(26,250)   (130,392)    (415,258)        (539,766)    (609,144)    (608,444)
---------- ----------- ------------ ---------------- ------------ ------------
196,692     188,889    2,989,079        2,724,852    4,134,838    3,070,482
========== =========== ============ ================ ============ ============

            LMPVET CLEARBRIDGE     LMPVET CLEARBRIDGE       LMPVET BATTERYMARCH
VARIABLE EQUITY INCOME BUILDER       VARIABLE CAPITAL    VARIABLE GLOBAL EQUITY
                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------- ---------------------- -------------------------
     2009                 2008       2009        2008       2009           2008
------------ -------------------- ---------- ----------- ---------- --------------
5,136,303            4,737,273    459,735     542,230    305,136        417,802
1,895,270            1,517,173     31,219      36,559     29,449         24,538
 (886,615)          (1,118,143)   (68,478)   (119,054)   (50,850)      (137,204)
------------ -------------------- ---------- ----------- ---------- --------------
6,144,958            5,136,303    422,476     459,735    283,735        305,136
============ ==================== ========== =========== ========== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVET CLEARBRIDGE        LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  VARIABLE DIVIDEND STRATEGY          ALLOCATION 50%        ALLOCATION 70%
                                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------------- ----------------------- ---------------------
                                      2009              2008        2009        2008       2009       2008
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units beginning of year            798,585           834,706     567,873     590,437    280,357    250,067
Units issued and transferred
  from other funding options        75,267           213,173      59,617     143,953     41,714     75,459
Units redeemed and transferred to
  other funding options           (164,275)         (249,294)   (140,039)   (166,517)   (50,523)   (45,169)
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units end of year                  709,577           798,585     487,451     567,873    271,548    280,357
                                  =========== ================= =========== =========== ========== ==========

                                      LMPVIT WESTERN ASSET
                                     VARIABLE MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2009          2008
                                  ------------- -------------
Units beginning of year            8,430,488     3,326,218
Units issued and transferred
  from other funding options       7,096,465    12,920,053
Units redeemed and transferred to
  other funding options           (8,621,130)   (7,815,783)
                                  ------------- -------------
Units end of year                  6,905,823     8,430,488
                                  ============= =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                          LMPVIT                    LMPVIT
      LMPVET LIFESTYLE    WESTERN ASSET VARIABLE    WESTERN ASSET VARIABLE
        ALLOCATION 85%    ADJUSTABLE RATE INCOME    GLOBAL HIGH YIELD BOND
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2009         2008       2009           2008         2009         2008
------------ ------------ ---------- -------------- ------------ ------------
2,668,230    1,057,927    225,349        310,564    2,664,258    2,527,054
1,411,759    1,873,046     43,862         39,305      848,751      866,029
 (323,503)    (262,743)   (37,773)      (124,520)    (667,159)    (728,825)
------------ ------------ ---------- -------------- ------------ ------------
3,756,486    2,668,230    231,438        225,349    2,845,850    2,664,258
============ ============ ========== ============== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the periods presented in the five years ended December 31, 2009:

                                                        AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2009 14,942,501     22.55 - 74.47 502,483,411          2.30      0.89 - 2.35    15.64 - 17.62
  Income Sub-Account        2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
                            2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
MIST Lord Abbett Bond       2009 11,953,991      7.27 - 23.06 245,913,998          7.17      0.89 - 2.35    33.60 - 35.91
  Debenture Sub-Account     2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
                            2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
MIST Van Kampen Mid Cap     2009  5,166,934      9.84 - 11.09  54,290,087            --      0.95 - 2.30    53.69 - 55.79
  Growth Sub-Account        2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  (Commenced 11/7/2005)     2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
                            2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2009  3,034,782     18.41 - 20.96  60,902,685          1.74      1.30 - 2.35    23.59 - 24.90
  Value Sub-Account         2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  (Commenced 11/7/2005)     2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
                            2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2009  8,013,598     11.95 - 13.08 100,906,992          1.16      1.20 - 2.35    33.58 - 35.13
  Sub-Account               2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
                            2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
MIST Met/AIM Small Cap      2009 11,180,366     11.92 - 13.55 140,473,926            --      0.89 - 2.35    30.70 - 33.03
  Growth Sub-Account        2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
                            2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
MIST Harris Oakmark         2009 18,176,767     15.11 - 17.52 309,481,262          7.66      1.30 - 2.35    43.46 - 53.06
  International Sub-Account 2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
                            2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
MIST Third Avenue Small Cap 2009 17,777,766     14.06 - 15.88 262,479,306          1.15      0.89 - 2.35    23.51 - 25.70
  Value Sub-Account         2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
                            2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482     15.90 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------------------------ ------------- ------------- ---------------- -------------------
MIST Oppenheimer Capital        2009 26,093,951   7.26 - 9.84   201,465,075            --      0.95 - 2.35    40.37 - 42.38
  Appreciation Sub-Account      2008 29,172,000   5.16 - 6.91   159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
                                2007 34,634,000  9.77 - 12.90   354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
                                2006 39,279,261  8.75 - 11.41   357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                                2005 43,028,313  8.41 - 72.34   370,348,053            --      1.15 - 2.35      2.29 - 3.92
MIST Legg Mason Partners        2009 12,110,468   5.76 - 6.24    73,409,292            --      1.30 - 2.35    29.87 - 31.23
  Aggressive Growth             2008 12,239,079   4.43 - 4.76    56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Sub-Account                   2007 13,488,538   7.44 - 7.91   104,186,821            --      1.30 - 2.35    (0.12) - 0.94
                                2006 15,227,592   7.44 - 7.84   116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265   7.84 - 8.08   127,810,334            --      1.30 - 2.35    10.95 - 12.11
MIST PIMCO Total Return         2009 71,654,403 10.54 - 16.44 1,055,450,302          6.39      0.89 - 2.35    15.29 - 17.35
  Sub-Account                   2008 43,564,435  9.03 - 14.01   542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
                                2007 37,539,072  9.10 - 14.05   469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040  8.56 - 13.14   440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285 11.89 - 12.65   418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
MIST RCM Technology             2009 13,832,826   5.12 - 5.86    74,614,703            --      0.89 - 2.35    55.30 - 57.75
  Sub-Account                   2008 10,849,282   3.29 - 3.72    37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
                                2007 12,386,524   6.06 - 6.72    78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725   4.71 - 5.15    50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953   4.63 - 4.93    49,054,494            --      0.89 - 2.35     8.44 - 10.37
MIST PIMCO Inflation            2009 37,506,865 12.17 - 13.14   478,661,744          3.18      1.20 - 2.35    15.31 - 16.64
  Protected Bond Sub-Account    2008 23,243,826 10.55 - 11.26   254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
                                2007 21,340,808 11.60 - 12.19   255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934 10.72 - 11.14   250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097 10.93 - 11.25   276,160,752            --      1.30 - 2.35    (0.96) - 0.08
MIST T. Rowe Price Mid Cap      2009 31,597,201   7.75 - 8.40   258,174,943            --      1.30 - 2.35    42.11 - 43.59
  Growth Sub-Account            2008 24,389,138   5.45 - 5.85   139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
                                2007 25,165,985   9.25 - 9.83   242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451   8.04 - 8.47   220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715   7.84 - 8.08   216,790,477            --      1.30 - 2.35    11.97 - 13.15
MIST MFS Research International 2009 21,694,779 12.19 - 13.75   281,155,296          3.12      0.95 - 2.35    28.50 - 30.32
  Sub-Account                   2008 20,463,384  9.48 - 10.55   204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
                                2007 19,606,367 16.84 - 18.48   345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
                                2006 18,205,030 15.21 - 17.35   287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182 12.53 - 13.79   204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
MIST Clarion Global Real Estate 2009  7,999,282 11.80 - 12.53    98,120,895          3.11      1.30 - 2.35    31.61 - 33.00
  Sub-Account                   2008  6,912,531   8.97 - 9.42    63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
                                2007  6,238,930 15.74 - 16.36   100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
                                2006  7,072,940 18.97 - 19.50   136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098 14.11 - 14.36    72,233,498            --      1.30 - 2.35    10.66 - 11.83
MIST Turner Mid Cap Growth      2009  4,875,425 10.96 - 11.63    55,630,594            --      1.30 - 2.35    43.76 - 45.27
  Sub-Account                   2008  4,470,347   7.62 - 8.01    35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
                                2007  4,472,333 15.09 - 15.69    69,239,590            --      1.30 - 2.35    21.25 - 22.54
                                2006  3,921,915 12.45 - 12.80    49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076 12.01 - 12.23    39,253,598            --      1.30 - 2.35      8.78 - 9.92

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ------------------------- ------------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap       2009   6,218,018 12.01 - 12.74    77,628,353          1.25      1.30 - 2.35    29.24 - 30.59
  Value Sub-Account              2008   7,184,822   9.29 - 9.76    68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
                                 2007   9,178,387 14.88 - 15.47   140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
                                 2006   9,011,063 14.78 - 15.20   135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                 2005   7,266,539 13.08 - 13.31    96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
MIST MetLife Defensive Strategy  2009 134,240,318 10.52 - 11.28 1,466,386,791          2.86      1.00 - 2.35    14.50 - 21.50
  Sub-Account                    2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
                                 2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
                                 2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                                 2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
MIST MetLife Moderate Strategy   2009 201,975,022 10.44 - 11.11 2,188,428,006          3.18      1.15 - 2.35    23.16 - 24.65
  Sub-Account                    2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
                                 2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
                                 2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                                 2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
MIST MetLife Balanced Strategy   2009 458,932,798 10.14 - 10.79 4,832,135,577            --      1.15 - 2.35    25.35 - 26.87
  Sub-Account                    2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
                                 2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
                                 2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                                 2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
MIST MetLife Growth Strategy     2009 490,302,032  9.88 - 10.51 5,026,063,304            --      1.15 - 2.35    27.08 - 28.61
  Sub-Account                    2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
                                 2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
                                 2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                                 2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
MIST MetLife Aggressive Strategy 2009  41,343,573  9.62 - 10.23   412,402,731            --      1.15 - 2.35    29.56 - 31.13
  Sub-Account                    2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
                                 2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
                                 2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                                 2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
MIST Van Kampen Comstock         2009  16,791,760  8.70 - 12.82   161,042,507          1.11      0.95 - 2.35    23.63 - 30.57
  Sub-Account                    2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  (Commenced 5/2/2005)           2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
                                 2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                                 2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity     2009  12,311,635   6.06 - 6.43    77,277,821          1.49      0.95 - 2.35    34.76 - 36.65
  Sub-Account                    2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  (Commenced 11/7/2005)          2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
                                 2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                                 2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets        2009  18,534,256  9.96 - 12.02   189,762,080          1.45      0.95 - 2.35    65.01 - 67.34
  Equity Sub-Account             2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  (Commenced 5/1/2006)           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
                                 2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------------------------- ------------- ------------- ---------------- -------------------
MIST Loomis Sayles Global     2009   7,198,911   10.47 - 10.88    77,383,467          1.95      1.30 - 2.35    37.54 - 39.00
  Markets Sub-Account         2008   5,848,580     7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  (Commenced 5/1/2006)        2007   4,274,323   12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
                              2006     754,781   10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Janus Forty Sub-Account  2009     192,470  99.16 - 121.06    21,865,637            --      1.55 - 2.30    39.96 - 41.01
  (Commenced 5/1/2006)        2008     143,074   70.85 - 85.85    11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
                              2007      62,044 124.70 - 149.97     8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006      12,842  97.82 - 120.96     1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2009   1,579,618   12.10 - 12.62    19,575,088          0.88      1.20 - 2.30    26.15 - 27.24
  Sub-Account                 2008   1,254,915     9.59 - 9.92    12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  (Commenced 5/1/2006)        2007     865,483   13.13 - 13.40    11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
                              2006     386,322   13.57 - 13.78     5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2009   3,239,380   14.30 - 17.72    53,308,711          1.52      0.95 - 2.30    21.07 - 27.31
  (Commenced 5/1/2006)        2008   1,227,336   11.81 - 14.44    16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
                              2007     441,310   17.99 - 21.26     8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006     202,477   17.53 - 19.69     3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2009  10,957,582   11.11 - 24.54   251,000,578          4.72      0.95 - 2.15    23.08 - 31.83
  Sub-Account                 2008   7,373,489   16.54 - 18.61   129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  (Commenced 5/1/2006)        2007   4,979,963   18.89 - 21.05    98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
                              2006   2,004,763   17.28 - 19.22    37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap Core 2009     613,169     7.82 - 8.54     5,078,728          1.34      1.55 - 2.30    16.49 - 17.35
  Sub-Account                 2008     508,491     6.71 - 7.28     3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  (Commenced 5/1/2006)        2007     390,444   10.96 - 11.80     4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
                              2006     176,805   10.53 - 11.40     1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2009   5,656,394   16.02 - 18.43   100,278,538          3.54      1.30 - 2.35    43.24 - 44.75
  Sub-Account                 2008   1,114,960   11.47 - 12.73    13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  (Commenced 5/1/2006)        2007     450,432   15.68 - 16.78     7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
                              2006     198,218   15.62 - 16.62     3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainier Large Cap Equity 2009   4,962,869     6.82 - 6.98    34,404,016          0.82      1.30 - 2.35    20.41 - 21.65
  Sub-Account                 2008   4,139,663     5.67 - 5.74    23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  (Commenced 11/12/2007)      2007     640,297     9.97 - 9.99     6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
MIST American Funds Balanced  2009 147,529,141     8.80 - 9.00 1,315,175,709            --      1.00 - 2.35    20.40 - 27.85
  Allocation Sub-Account      2008  47,541,825     6.97 - 7.02   332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
  (Commenced 4/28/2008)
MIST American Funds Bond      2009  14,305,838     9.74 - 9.92   141,146,685            --      1.30 - 2.35     9.52 - 10.67
  Sub-Account                 2008   3,151,521     8.89 - 8.96    28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009  30,278,080     7.76 - 7.90   238,097,827            --      1.30 - 2.35    35.67 - 37.09
  Sub-Account                 2008   9,556,758     5.72 - 5.76    54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009 139,002,030     8.27 - 8.44 1,164,848,803            --      1.15 - 2.35    30.93 - 32.51
  Allocation Sub-Account      2008  74,827,606     6.32 - 6.37   475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
  (Commenced 4/28/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
MIST American Funds International 2009 19,914,429       8.38 - 8.53 168,980,812            --      1.30 - 2.35    39.25 - 40.72
  Sub-Account                     2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
  (Commenced 4/28/2008)
MIST American Funds Moderate      2009 89,994,728       9.20 - 9.42 839,089,528            --      1.00 - 2.35    15.69 - 21.98
  Allocation Sub-Account          2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares   2009  7,713,701       8.01 - 8.14  62,452,238            --      1.30 - 2.30    22.05 - 23.27
  Sub-Account                     2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton       2009 49,352,169       8.80 - 8.95 438,687,403            --      1.15 - 2.20    25.75 - 27.08
  Founding Strategy Sub-Account   2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
  (Commenced 4/28/2008)
MIST SSgA Growth ETF              2009 16,443,398     9.670 - 10.11 163,291,494          0.93      1.15 - 2.20    26.29 - 28.66
  Sub-Account                     2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
  (Commenced 11/10/2008)
MIST SSgA Growth and Income       2009 29,942,630     10.20 - 10.67 314,125,011          0.78      1.15 - 2.20    22.17 - 23.97
  ETF Sub-Account                 2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
  (Commenced 11/10/2008)
MIST Met/Templeton International  2009    775,327     10.84 - 10.90   8,438,524            --      1.30 - 2.20      8.40 - 9.00
  Bond Sub-Account
  (Commenced 5/4/2009)
AIM V.I. Core Equity Sub-Account  2009     99,143              4.11     407,845          1.76             1.40            26.51
  (Commenced 5/1/2006)            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
                                  2007    181,999              4.72     859,118          0.99             1.40             6.61
                                  2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation     2009     41,631              3.78     157,420          0.62             1.40            19.39
  Sub-Account                     2008     50,723              3.17     160,644            --             1.40           (43.30)
                                  2007     77,611              5.59     433,487            --             1.40            10.45
                                  2006    125,055              5.06     632,398          0.05             1.40             4.83
                                  2005    146,864              4.82     708,491          0.06             1.40             7.33
AIM V.I. International Growth     2009  2,818,925      6.70 - 24.98  65,315,391          1.74      0.95 - 1.75    32.57 - 33.63
  Sub-Account                     2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
                                  2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                  2006    119,102              7.56     899,842          0.95             1.40            26.46
                                  2005    140,508              5.97     839,474          0.66             1.40            16.29
AIM V.I. Basic Balanced           2009     60,967              4.30     262,318          4.77             1.40            31.99
  Sub-Account                     2008     88,650              3.26     288,999          3.82             1.40           (39.18)
                                  2007    125,704              5.36     673,813          2.71             1.40             0.77
                                  2006    183,755              5.32     977,412          1.83             1.40             9.02
                                  2005    210,112              4.88   1,025,135          1.37             1.40             3.83
AIM V.I. Global Real Estate       2009    704,385       6.71 - 6.88   4,786,308            --      0.95 - 1.75    28.83 - 29.86
  Sub-Account                     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  (Commenced 6/1/2007)            2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------------------------- ----------- ------------- ---------------- -------------------
MFS VIT Research Sub-Account  2009     23,944              4.64     111,057          1.44             1.40            28.73
                              2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                              2007     34,862              5.72     199,317          0.70             1.40            11.62
                              2006     54,023              5.12     276,705          0.51             1.40             8.95
                              2005     71,636              4.70     336,793          0.48             1.40             6.31
MFS VIT Investors Trust       2009     11,563              4.56      52,758          1.77             1.40            25.15
  Sub-Account                 2008     13,271              3.65      48,391          0.96             1.40           (34.01)
                              2007     23,909              5.53     132,122          0.85             1.40             8.76
                              2006     33,624              5.08     170,831          0.49             1.40            11.43
                              2005     36,118              4.56     164,685          0.56             1.40             5.83
MFS VIT New Discovery         2009      6,461              7.04      45,491            --             1.40            60.90
  Sub-Account                 2008     10,205              4.38      44,654            --             1.40           (40.18)
                              2007     13,583              7.31      99,354            --             1.40             1.08
                              2006     28,494              7.24     206,180            --             1.40            11.65
                              2005     32,199              6.48     208,682            --             1.40             3.79
Oppenheimer VA Main Street    2009     28,105              4.30     120,826          1.94             1.40            26.52
  Sub-Account                 2008     31,897              3.40     108,399          1.52             1.40           (39.33)
                              2007     45,428              5.60     254,460          1.11             1.40             2.96
                              2006     59,121              5.44     321,623          1.13             1.40            13.43
                              2005     61,558              4.80     295,228          1.38             1.40             4.51
Oppenheimer VA Bond           2009     12,533              4.61      57,756            --             1.40             8.09
  Sub-Account                 2008     22,518              4.26      96,005          4.53             1.40           (39.90)
                              2007     37,290              7.09     264,529          5.54             1.40             2.93
                              2006     47,067              6.89     324,377          5.59             1.40             3.82
                              2005     56,108              6.64     372,459          5.19             1.40             1.16
Oppenheimer VA Strategic Bond 2009      1,786              8.16      14,575          0.53             1.40            17.17
  Sub-Account                 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
                              2007      5,661              8.23      46,614          3.59             1.40             8.16
                              2006      6,741              7.61      51,318          4.20             1.40             6.00
                              2005      6,741              7.18      48,414          5.03             1.40             1.24
Oppenheimer VA Main Street    2009  3,126,840      8.51 - 14.54  43,881,910          0.52      0.95 - 1.75    34.52 - 35.58
  Small Cap Sub-Account       2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
                              2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                              2006     17,793             10.53     187,405          0.15             1.40            13.40
                              2005     20,466              9.29     190,080            --             1.40             8.40
Oppenheimer VA Money          2009     20,177              5.84     117,917          0.35             1.40            (1.07)
  Sub-Account                 2008     25,333              5.91     149,653          2.83             1.40             1.34
                              2007     28,881              5.83     168,352          4.98             1.40             3.52
                              2006     33,346              5.63     187,777          4.54             1.40             3.26
                              2005     35,829              5.45     195,378          2.77             1.40             1.44
Fidelity VIP Asset Manager    2009  9,345,424     10.84 - 11.23 102,112,475          2.38      0.89 - 1.40    27.32 - 27.96
  Sub-Account                 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
                              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                              2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                              2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Growth Sub-Account   2009 11,893,241     10.93 - 11.22 130,641,959          0.45      0.89 - 1.40    26.51 - 27.14
                                  2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
                                  2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                                  2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                                  2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
Fidelity VIP Contrafund           2009 15,955,996      9.59 - 38.44 313,576,644          1.44      0.89 - 2.25    32.65 - 34.50
  Sub-Account                     2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
                                  2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                                  2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                                  2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
Fidelity VIP Overseas Sub-Account 2009    663,667      8.81 - 10.11   6,282,775          2.17      1.15 - 1.40    24.78 - 25.09
                                  2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
                                  2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                                  2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                                  2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
Fidelity VIP Equity-Income        2009    619,856             10.55   6,538,981          2.24             1.40            28.40
  Sub-Account                     2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
                                  2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                                  2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                                  2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
Fidelity VIP Index 500            2009  5,300,313     13.22 - 13.67  70,079,047          2.52      0.89 - 1.35    24.91 - 25.48
  Sub-Account                     2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
                                  2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                                  2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                                  2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
Fidelity VIP Money Market         2009  6,126,543      7.41 - 11.53  50,572,988          0.71      0.89 - 2.05   (0.68) - (0.17)
  Sub-Account                     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
                                  2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                                  2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                                  2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
Fidelity VIP Mid Cap Sub-Account  2009  3,075,278     31.99 - 35.52 103,784,411          0.54      0.95 - 1.90    37.12 - 38.43
  (Commenced 11/7/2005)           2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
                                  2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
                                  2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                                  2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
Fidelity VIP Funds Manager 60%    2009  4,074,373       8.87 - 8.90  36,215,324          3.35      1.90 - 2.05      0.07 - 0.09
  Sub-Account
  (Commenced 10/15/2009)
DWS International Sub-Account     2009  2,700,348       8.41 - 8.46  22,845,161          4.39      1.35 - 1.40    31.67 - 31.73
                                  2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                                  2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                                  2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                                  2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
MSF FI Mid Cap Opportunities      2009    489,570      1.60 - 14.05   3,651,123          1.53      0.89 - 1.40    31.91 - 32.61
  Sub-Account                     2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
                                  2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                                  2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                                  2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------------------------- ----------- ------------- ---------------- -------------------
MSF FI Value Leaders           2009    265,682     14.30 - 15.91   4,072,835          2.66      1.50 - 2.30    18.94 - 19.90
  Sub-Account                  2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  (Commenced 5/1/2006)         2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
                               2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index         2009  1,108,328      5.68 - 15.83  15,337,009          1.65      0.89 - 2.20    24.25 - 26.62
  Sub-Account                  2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
                               2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                               2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                               2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
MSF Artio International Stock  2009    337,655      4.02 - 13.77   3,955,132          0.42      1.40 - 1.90    19.59 - 20.44
  Sub-Account                  2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
                               2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                               2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                               2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
MSF MetLife Stock Index        2009 21,150,594      9.85 - 40.20 281,243,641          2.10      0.89 - 2.90    23.01 - 26.75
  Sub-Account                  2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
                               2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                               2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                               2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
MSF BlackRock Legacy Large Cap 2009    612,808     10.28 - 30.07   8,419,085          0.15      0.89 - 2.30    28.77 - 35.57
  Growth Sub-Account           2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
                               2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
                               2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                               2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
MSF BlackRock Strategic Value  2009    605,787     14.02 - 14.64   8,493,213          1.10      0.89 - 1.35    11.63 - 12.15
  Sub-Account                  2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
                               2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                               2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                               2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
MSF BlackRock Bond Income      2009    911,026     40.15 - 60.57  42,636,576          6.49      0.89 - 2.30      6.81 - 8.50
  Sub-Account                  2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
                               2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                               2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                               2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
MSF BlackRock Large-Cap Value  2009    264,703     10.51 - 10.89   2,783,413          1.58      0.89 - 1.35     9.73 - 10.22
  Sub-Account                  2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
                               2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                               2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                               2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
MSF Barclays Capital Aggregate 2009  2,010,364     13.73 - 16.32  29,893,966          3.64      0.89 - 2.15      2.27 - 4.24
  Bond Index Sub-Account       2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
                               2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
                               2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                               2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
MSF MFS Value Sub-Account       2009  2,664,361     11.22 - 13.56  33,984,060            --      0.89 - 2.30    18.08 - 19.75
                                2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                                2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                                2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                                2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
MSF Morgan Stanley EAFE Index   2009  2,230,107     10.94 - 13.21  27,098,496          3.30      0.89 - 2.15    26.95 - 35.25
  Sub-Account                   2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
                                2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                                2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                                2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
MSF MFS Total Return            2009  1,006,138     35.33 - 49.20  40,772,224          4.14      0.89 - 2.15    15.84 - 17.55
  Sub-Account                   2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
                                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                                2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                                2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
MSF MetLife Mid-Cap Stock Index 2009  1,692,693     12.86 - 15.06  23,983,061          1.55      0.89 - 2.15    28.41 - 35.78
  Sub-Account                   2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
                                2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                                2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                                2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
MSF Davis Venture Value         2009 41,123,511     10.86 - 33.58 487,864,492          1.37      0.89 - 2.35    28.77 - 30.82
  Sub-Account                   2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
                                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                                2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                                2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
MSF Met/Artisan Mid Cap Value   2009 15,659,935     11.41 - 30.33 195,923,686          0.84      0.89 - 2.35    37.92 - 40.31
  Sub-Account                   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
                                2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                                2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                                2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
MSF Jennison Growth             2009 17,375,446      2.33 - 11.31 190,651,501            --      1.30 - 2.35    36.32 - 38.02
  Sub-Account                   2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
                                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                                2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                                2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
MSF BlackRock Money Market      2009 54,211,009      9.99 - 26.46 576,532,284          0.25      1.00 - 2.35   (2.07) - (0.48)
  Sub-Account                   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
                                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
                                2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                                2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
MSF T. Rowe Price Small Cap     2009    481,022     12.16 - 16.06   6,406,764          0.12      0.89 - 2.30    35.49 - 37.73
  Growth Sub-Account            2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
                                2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
                                2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                                2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
MSF Western Asset Management      2009 8,573,371     14.46 - 17.89 140,925,866          4.06      0.95 - 2.35      1.67 - 3.10
  U. S. Government Sub-Account    2008 5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  (Commenced 5/2/2005)            2007 2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
                                  2006 1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
                                  2005   391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global Equity     2009   672,213     15.23 - 17.32  10,903,654          2.29      0.95 - 1.95    37.10 - 38.48
  Sub-Account                     2008   671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  (Commenced 11/7/2005)           2007   501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
                                  2006   195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                                  2005        --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive            2009   169,980       9.36 - 9.67   1,636,073          2.18      1.55 - 2.25    28.57 - 29.46
  Allocation Sub-Account          2008   159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  (Commenced 5/1/2006)            2007   189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
                                  2006   101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78
MSF MetLife Conservative          2009   967,744     10.85 - 11.21  10,771,428          3.20      1.55 - 2.25    17.85 - 18.68
  Allocation Sub-Account          2008   602,771       9.24 - 9.44   5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  (Commenced 5/1/2006)            2007   242,633     11.07 - 11.20   2,702,849            --      1.55 - 2.00      3.47 - 3.94
                                  2006   194,471     10.65 - 10.81   2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to       2009   836,071     10.62 - 10.90   9,016,185          3.07      1.55 - 2.10    21.11 - 21.78
  Moderate Allocation             2008   664,967       8.77 - 8.95   5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Sub-Account                     2007   392,909     11.42 - 11.59   4,529,792            --      1.55 - 2.10      2.62 - 3.19
  (Commenced 5/1/2006)            2006   273,176     11.10 - 11.26   3,060,196            --      1.40 - 2.25      6.08 - 6.98
MSF MetLife Moderate Allocation   2009 4,293,013     10.20 - 10.54  44,856,785          2.96      1.55 - 2.25    23.72 - 24.58
  Sub-Account                     2008 4,259,716       8.24 - 8.46  35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  (Commenced 5/1/2006)            2007 3,351,654     11.81 - 12.04  40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
                                  2006 1,554,946     11.58 - 11.75  18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to           2009 5,328,120       9.67 - 9.95  52,562,753          2.53      1.55 - 2.15    26.35 - 27.11
  Aggressive Allocation           2008 5,745,796       7.65 - 7.83  44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Sub-Account                     2007 5,047,763     12.02 - 12.25  61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  (Commenced 5/1/2006)            2006 1,876,875     11.84 - 12.01  22,426,140            --      1.40 - 2.25     9.59 - 10.53
MSF T. Rowe Price Large Cap       2009    39,614     27.87 - 29.90   1,161,818          0.32      1.50 - 1.90    40.35 - 40.91
  Growth Sub-Account              2008    27,135     19.86 - 21.22     565,146            --      1.50 - 1.90 (44.05) - (43.82)
  (Commenced 4/28/2008)
MSF Loomis Sayles Small Cap       2009    73,444     25.33 - 29.40   1,990,671            --      1.20 - 2.15    27.16 - 28.38
  Core Sub-Account                2008       926     21.12 - 22.90      20,162            --      1.20 - 1.75 (25.82) - (25.62)
  (Commenced 7/14/2008)
MSF Neuberger Berman Mid Cap      2009    11,335     18.92 - 20.57     225,554          0.60      1.20 - 1.95    44.89 - 45.97
  Value Sub-Account               2008     1,374     13.33 - 14.09      18,573            --      1.20 - 1.75 (40.64) - (40.49)
  (Commenced 7/14/2008)
MSF Met/Dimensional International 2009 1,225,665     14.11 - 14.28  17,436,960            --      1.30 - 2.35    39.40 - 40.87
  Small Company Sub-Account       2008    12,651     10.12 - 10.14     128,139            --      1.30 - 2.05      0.61 - 0.71
  (Commenced 11/10/2008)
MSF Van Eck Global Natural        2009 1,195,095     14.65 - 14.80  17,635,926            --      1.30 - 2.20    35.00 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital Growth     2009    26,829              4.36     117,046          0.11             1.40            63.78
  Sub-Account                     2008    33,379              2.66      88,923          0.55             1.40           (49.70)
                                  2007 1,659,770       5.28 - 5.59   9,156,031            --      1.50 - 2.30    13.98 - 15.33
                                  2006 1,033,865       4.59 - 4.87   4,964,651            --      1.40 - 2.30      0.30 - 1.43
                                  2005    88,859       4.53 - 4.61     402,324          0.27      1.40 - 2.30      4.67 - 6.44
Van Kampen LIT Growth and         2009 6,896,039      5.97 - 22.55 107,604,807          3.60      0.95 - 1.90    21.78 - 22.94
  Income Sub-Account              2008 4,699,178      4.87 - 18.34  57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
                                  2007 3,069,791      7.27 - 27.31  49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                                  2006 1,465,291      7.17 - 14.19  20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                                  2005    43,633      6.26 - 12.16     272,973          1.17      1.40 - 1.90      2.34 - 8.46
Federated Equity Income           2009     4,805              4.44      21,331          4.49             1.40            13.65
  Sub-Account                     2008     4,805              3.91      18,768          3.71             1.40           (31.42)
                                  2007     5,473              5.70      31,173          4.43             1.40             0.63
                                  2006    17,127              5.66      96,942          2.18             1.40            21.43
                                  2005    18,507              4.66      86,264          2.24             1.40             1.90
Federated High Income Bond        2009     3,582              7.34      26,300          8.35             1.40            50.72
  Sub-Account                     2008    10,612              4.87      51,695         10.07             1.40           (27.03)
                                  2007    18,999              6.68     126,835          7.93             1.40             1.98
                                  2006    20,273              6.55     132,703          8.52             1.40             9.27
                                  2005    22,143              5.99     132,652          8.76             1.40             1.23
Federated Mid Cap Growth          2009    16,363              4.81      78,667            --             1.40            28.80
  Strategies Sub-Account          2008    19,463              3.73      72,650            --             1.40           (44.28)
                                  2007    20,874              6.70     139,853            --             1.40            16.37
                                  2006    32,906              5.76     189,442            --             1.40             6.73
                                  2005    35,001              5.39     188,801            --             1.40            11.14
Neuberger Berman Genesis          2009       697             12.60       8,785            --             0.89            25.13
  Sub-Account                     2008       809             10.07       8,146          3.68             0.89           (33.45)
                                  2007       927             15.13      14,022          0.14             0.89            20.72
                                  2006     1,051             12.53      13,167          1.05             0.89             6.31
                                  2005     1,183             11.79      13,953            --             0.89            15.27
Alger Small Cap Growth            2009 6,156,883       8.32 - 8.44  51,552,207            --      1.25 - 1.40    43.49 - 43.70
  Sub-Account                     2008 6,485,576       5.80 - 5.87  37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
                                  2007 7,147,895     11.01 - 11.13  79,134,670            --      1.25 - 1.40    15.60 - 15.78
                                  2006 7,749,990       9.53 - 9.61  74,178,889            --      1.25 - 1.40    18.35 - 18.53
                                  2005 8,307,133       8.05 - 8.11  67,142,470            --      1.25 - 1.40    15.26 - 15.43
T. Rowe Price Growth Sub-Account  2009    97,059             72.05   6,993,261          0.21             0.89            41.98
                                  2008   104,973             50.75   5,327,165          0.40             0.89           (42.77)
                                  2007   118,255             88.67  10,486,221          0.60             0.89             9.38
                                  2006   128,359             81.07  10,405,667          0.62             0.89             5.62
                                  2005   142,212             71.72  10,198,928          0.07             0.89             5.62
T. Rowe Price International Stock 2009    72,797             12.06     877,970          2.49             0.89            50.86
  Sub-Account                     2008    76,425              7.99     610,995          1.51             0.89           (48.48)
                                  2007    87,971             15.52   1,365,106          1.62             0.89            12.42
                                  2006    96,658             13.80   1,334,230          1.20             0.89            18.21
                                  2005   102,719             11.68   1,199,507          1.45             0.89            15.24

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ----------- ------------- ---------------- -------------------
T. Rowe Price Prime Reserve     2009    76,856             18.22   1,400,475          0.22             0.89            (0.70)
  Sub-Account                   2008   120,897             18.35   2,218,473          2.47             0.89             1.64
                                2007    96,955             18.05   1,750,411          4.77             0.89             3.94
                                2006    87,463             17.37   1,519,155          4.55             0.89             3.64
                                2005    82,793             16.76   1,387,505          2.70             0.89             1.81
Janus Aspen Worldwide           2009       999              6.29       6,285          1.43             0.89            36.49
  Sub-Account                   2008     1,089              4.61       5,018          1.21             0.89           (45.15)
                                2007     1,182              8.40       9,932          0.76             0.89             8.65
                                2006     1,276              7.73       9,873          1.77             0.89            17.16
                                2005     1,375              6.60       9,075          1.36             0.89             4.93
American Funds Global Small     2009 2,262,060     24.30 - 27.34  58,608,602          0.31      0.89 - 1.90    58.26 - 59.86
  Capitalization Sub-Account    2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
                                2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
American Funds Growth           2009 3,225,880   106.24 - 153.09 419,749,811          0.71      0.89 - 2.30    36.24 - 38.18
  Sub-Account                   2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
                                2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
American Funds Growth-Income    2009 2,398,146    75.40 - 108.65 219,689,912          1.74      0.89 - 2.30    28.26 - 30.08
  Sub-Account                   2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
                                2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
                                2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
American Funds Global Growth    2009 6,579,263     22.30 - 26.47 161,438,857          1.51      0.95 - 2.30    39.07 - 40.96
  Sub-Account                   2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  (Commenced 11/7/2005)         2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
                                2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond             2009 3,608,245     14.77 - 16.66  57,212,613          3.86      0.95 - 1.90    10.49 - 11.54
  Sub-Account                   2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  (Commenced 6/1/2007)          2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
FTVIPT Mutual Shares Securities 2009 4,784,657     17.47 - 19.80  88,554,450          2.02      0.95 - 1.90    23.67 - 24.86
  Sub-Account                   2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  (Commenced 11/7/2005)         2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
                                2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign        2009 2,655,441     12.40 - 29.04  70,515,555          3.05      1.55 - 2.30    33.93 - 34.94
  Securities Sub-Account        2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  (Commenced 11/7/2005)         2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
                                2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth         2009 3,416,400     10.05 - 14.52  42,694,521          3.11      0.95 - 1.90    28.64 - 29.86
  Securities Sub-Account        2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  (Commenced 11/7/2005)         2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
                                2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income          2009  3,157,996     35.91 - 47.14 134,091,525          8.01      0.95 - 2.25    32.58 - 34.31
  Securities Sub-Account        2008  2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  (Commenced 11/7/2005)         2007  1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
                                2006    664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                2005      4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96
FTVIPT Templeton Global Bond    2009  2,853,081     14.93 - 16.31  44,636,060         14.21      0.95 - 1.75    16.62 - 17.56
  Securities Sub-Account        2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  (Commenced 6/1/2007)          2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
FTVIPT Franklin Small Cap Value 2009  1,787,114       7.31 - 7.46  13,205,263          1.66      0.95 - 1.75    26.91 - 27.94
  Securities Sub-Account        2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  (Commenced 6/1/2007)          2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
UIF Equity and Income           2009 17,747,381     13.63 - 14.52 249,400,082          2.82      0.95 - 1.90    20.19 - 21.33
  Sub-Account                   2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  (Commenced 11/7/2005)         2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
                                2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate Sub-Account 2009  2,542,094     18.43 - 38.47  56,466,102          3.31      0.95 - 1.90    25.93 - 27.14
  (Commenced 11/7/2005)         2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
                                2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
                                2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2009  1,763,519       8.62 - 8.84  15,401,650          1.18      0.95 - 1.75    36.75 - 37.84
  Sub-Account                   2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  (Commenced 6/1/2007)          2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
Pioneer VCT Bond Sub-Account    2009    193,471     11.33 - 11.52   2,213,875          5.14      1.20 - 1.95    15.02 - 15.89
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value        2009    223,412       8.19 - 8.44   1,867,892          0.70      1.20 - 2.15    13.26 - 14.34
  Sub-Account                   2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
  (Commenced 7/14/2008)
Pioneer VCT Emerging Markets    2009     60,035     16.18 - 17.74   1,020,914          0.63      1.20 - 2.15    70.32 - 71.96
  Sub-Account                   2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
  (Commenced 7/14/2008)
Pioneer VCT Equity Income       2009     20,833     16.12 - 17.79     354,460          3.38      1.20 - 2.15    11.47 - 12.53
  Sub-Account                   2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
  (Commenced 7/14/2008)
Pioneer VCT Fund Sub-Account    2009     26,714       8.09 - 8.70     228,777          1.60      1.20 - 1.95    22.50 - 23.42
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT High Yield          2009    112,273     10.39 - 10.50   1,172,740          5.12      1.20 - 1.95    56.94 - 58.12
  Sub-Account                   2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
  (Commenced 7/14/2008)
Pioneer VCT Ibbotson Growth     2009  1,257,274     13.28 - 13.78  16,934,322          2.87      1.20 - 1.95    30.11 - 31.09
  Allocation Sub-Account        2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)
  (Commenced 7/14/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2009  1,818,031     12.95 - 13.60  24,317,338          3.10      1.20 - 2.20    28.59 - 29.89
  Allocation Sub-Account        2008    109,195     10.23 - 10.47   1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
  (Commenced 7/14/2008)
Pioneer VCT Mid Cap Value       2009  1,309,529     24.92 - 28.91  35,037,503          1.29      0.95 - 1.95    22.85 - 24.08
  Sub-Account                   2008  1,105,223     20.42 - 23.30  23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  (Commenced 11/7/2005)         2007    813,072     31.43 - 35.50  26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
                                2006    262,287     30.41 - 31.88   8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005         --     27.60 - 28.83          --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Real Estate Shares  2009     16,034     13.78 - 14.80     228,918          4.81      1.20 - 1.95    29.02 - 29.98
  Sub-Account                   2008      3,001     10.87 - 11.38      33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
  (Commenced 7/14/2008)
LMPVET ClearBridge Variable     2009  1,757,714     11.13 - 14.74  21,966,842            --      0.95 - 2.30    39.53 - 41.42
  Small Cap Growth Sub-Account  2008  1,214,861      7.98 - 10.42  10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  (Commenced 11/7/2005)         2007    754,675     13.77 - 17.53  10,904,358            --      1.10 - 2.30      7.50 - 8.80
                                2006    325,638     12.81 - 13.36   4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005     15,787     11.63 - 12.01     187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET ClearBridge Variable     2009    196,692     12.23 - 13.45   2,559,454          1.95      1.50 - 2.30    21.66 - 22.65
  Investors Sub-Account         2008    188,889     10.05 - 10.97   2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007    279,645     15.98 - 17.30   4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006    130,370     15.74 - 17.05   2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005      6,750     13.62 - 14.62      95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET ClearBridge Variable     2009  2,989,079     24.54 - 30.36  83,258,408          1.44      0.95 - 2.30    26.41 - 28.14
  Fundamental Value Sub-Account 2008  2,724,852     19.41 - 23.70  59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  (Commenced 11/7/2005)         2007  2,440,021     31.33 - 37.72  84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
                                2006  1,257,495     31.66 - 35.61  43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005      1,160     27.73 - 30.92      34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET ClearBridge Variable     2009  4,134,838     24.41 - 30.85 116,657,409          2.45      0.95 - 2.30    19.34 - 20.96
  Appreciation Sub-Account      2008  3,070,482     11.00 - 25.50  70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  (Commenced 11/7/2005)         2007  2,591,844     15.95 - 36.42  83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
                                2006  1,236,956     27.95 - 32.05  38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005      1,722     24.91 - 28.31      47,007          0.48      1.40 - 2.30      2.32 - 2.47
LMPVET ClearBridge Variable     2009 11,503,827      7.29 - 12.01 123,705,924            --      0.95 - 2.30    31.51 - 33.30
  Aggressive Growth Sub-Account 2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  (Commenced 11/7/2005)         2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
                                2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                                2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET ClearBridge Variable     2009    557,417     11.50 - 12.63   6,818,703          0.27      1.50 - 2.30    39.14 - 40.27
  Large Cap Growth Sub-Account  2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  (Commenced 11/7/2005)         2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
                                2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                                2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Investment Counsel       2009     19,412     25.28 - 27.12     515,712          1.43      1.50 - 1.90    20.53 - 21.01
  Variable Social Awareness     2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                   2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)         2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                                2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ---------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable     2009 6,144,958      9.34 - 12.06 64,946,351          3.37      0.95 - 1.90    20.32 - 21.47
  Equity Income Builder         2008 5,136,303       7.74 - 9.92 43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                   2007 4,737,273     12.15 - 15.28 59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)         2006   154,474     14.18 - 14.70  2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                                2005     2,660     12.93 - 13.29     35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET ClearBridge Variable     2009   422,476     12.49 - 13.23  5,469,899          0.64      1.50 - 2.30    37.07 - 38.16
  Capital Sub-Account           2008   459,735       9.11 - 9.58  4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)         2007   542,230     16.11 - 16.80  8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                                2006   284,789     16.19 - 16.82  4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                                2005     9,633     14.58 - 15.01    142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Batterymarch Variable    2009   283,735     12.35 - 12.81  3,587,401          3.05      1.50 - 2.00    18.46 - 19.05
  Global Equity Sub-Account     2008   305,136     10.43 - 10.76  3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  (Commenced 11/7/2005)         2007   417,802     18.13 - 18.61  7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
                                2006   290,262     17.41 - 18.08  5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                                2005    10,041     15.46 - 15.92    159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET ClearBridge Variable     2009   709,577       7.83 - 8.51  5,884,519          2.01      1.50 - 2.30    19.30 - 20.26
  Dividend Strategy Sub-Account 2008   798,585       6.57 - 7.07  5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  (Commenced 11/7/2005)         2007   834,706      9.41 - 10.05  8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
                                2006   321,925       9.04 - 9.59  3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                                2005     3,967       7.85 - 8.25     31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle Allocation 50% 2009   487,451     14.30 - 15.06  7,231,568          5.06      1.50 - 1.90    29.83 - 30.35
  Sub-Account                   2008   567,873     11.02 - 11.55  6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  (Commenced 11/7/2005)         2007   590,437     15.45 - 16.14  9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
                                2006   177,614     13.97 - 15.88  2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                                2005        --     14.37 - 14.89         --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle Allocation 70% 2009   271,548     12.24 - 12.89  3,447,350          3.60      1.50 - 1.90    30.41 - 30.93
  Sub-Account                   2008   280,357       9.39 - 9.84  2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  (Commenced 11/7/2005)         2007   250,067     14.23 - 14.86  3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
                                2006    23,381     13.97 - 14.53    336,900          3.81      1.50 - 1.90      6.81 - 7.24
                                2005        --     13.08 - 13.55         --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle Allocation 85% 2009 3,756,486     11.81 - 13.35 47,576,561          2.64      0.95 - 1.90    29.99 - 31.22
  Sub-Account                   2008 2,668,230      9.09 - 10.18 25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  (Commenced 11/7/2005)         2007 1,057,927     14.80 - 16.41 16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
                                2006    21,392     14.59 - 15.18    320,998          1.97      1.50 - 1.90      7.41 - 7.84
                                2005        --     13.59 - 14.08         --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Western Asset Variable   2009   231,438       8.89 - 9.23  2,121,940          1.94      1.50 - 2.10    14.97 - 15.66
  Adjustable Rate Income        2008   225,349       7.73 - 7.98  1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Sub-Account                   2007   310,564     10.02 - 10.28  3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)         2006   216,326     10.04 - 10.33  2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                                2005       351      9.87 - 10.06      3,504          3.00      1.40 - 2.25      0.29 - 0.42
LMPVIT Western Asset Variable   2009 2,845,850     15.53 - 18.18 48,249,580         11.34      0.95 - 2.30    52.02 - 54.08
  Global High Yield Bond        2008 2,664,258     10.21 - 11.80 29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Sub-Account                   2007 2,527,054     15.11 - 16.97 40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)         2006 1,039,676     15.48 - 16.73 16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                                2005     3,458     14.31 - 15.33     51,516          6.03      1.40 - 2.30      1.28 - 1.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- -------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   --------------------------- ----------- ------------- ---------------- ------------------
LMPVIT Western Asset Variable 2009 6,905,823     12.01 - 14.74  93,473,241          0.24      0.95 - 2.30  (2.06) - (0.72)
  Money Market Sub-Account    2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30     0.26 - 1.63
  (Commenced 11/7/2005)       2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30     2.51 - 3.91
                              2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30     2.26 - 3.18
                              2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30     0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 23, 2010

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2009      2008
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $7,842 and $4,697,
     respectively)..............................................  $ 7,805   $ 4,325
  Equity securities available-for-sale, at estimated fair value
     (cost: $4 and $11, respectively)...........................        3         7
  Mortgage loans (net of valuation allowances of $3 and $4,
     respectively)..............................................      605       376
  Policy loans..................................................       50        41
  Real estate joint ventures....................................       29        29
  Other limited partnership interests...........................      282       271
  Short-term investments........................................      835     1,581
  Other invested assets.........................................       37       129
                                                                  -------   -------
     Total investments..........................................    9,646     6,759
Cash and cash equivalents.......................................      412       525
Accrued investment income.......................................       84        54
Premiums and other receivables..................................    6,972     6,604
Deferred policy acquisition costs...............................    2,554     2,082
Current income tax recoverable..................................       --       133
Other assets....................................................      680       616
Separate account assets.........................................   29,958    18,517
                                                                  -------   -------
     Total assets...............................................  $50,306   $35,290
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits..........................................  $ 1,444   $   890
Policyholder account balances...................................   10,377     8,706
Other policyholder funds........................................    1,817     1,666
Payables for collateral under securities loaned and other
  transactions..................................................    1,607       888
Current income tax payable......................................       17        --
Deferred income tax liability...................................      400       464
Other liabilities...............................................    1,428     1,518
Separate account liabilities....................................   29,958    18,517
                                                                  -------   -------
     Total liabilities..........................................   47,048    32,649
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding............................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding..............        2         2
Additional paid-in capital......................................    2,520     1,945
Retained earnings...............................................      771       968
Accumulated other comprehensive loss............................      (35)     (274)
                                                                  -------   -------
     Total stockholder's equity.................................    3,258     2,641
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $50,306   $35,290
                                                                  =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                             2009     2008     2007
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  393   $  144   $  154
Universal life and investment-type product policy fees....     745      634      568
Net investment income.....................................     349      253      244
Other revenues............................................     237      127      140
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (18)     (16)      --
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss...       5       --       --
  Other net investment gains (losses), net................    (614)     799      239
                                                            ------   ------   ------
     Total net investment gains (losses)..................    (627)     783      239
                                                            ------   ------   ------
       Total revenues.....................................   1,097    1,941    1,345
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     457      384      192
Interest credited to policyholder account balances........     409      249      247
Other expenses............................................     613      812      537
                                                            ------   ------   ------
       Total expenses.....................................   1,479    1,445      976
                                                            ------   ------   ------
Income (loss) before provision for income tax.............    (382)     496      369
Provision for income tax expense (benefit)................    (185)     149      104
                                                            ------   ------   ------
Net income (loss).........................................  $ (197)  $  347   $  265
                                                            ======   ======   ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                                      ACCUMULATED OTHER
                                                                                      COMPREHENSIVE LOSS
                                                                                 ---------------------------
                                                                                       NET
                                                           ADDITIONAL              UNREALIZED    OTHER-THAN-
                                        PREFERRED  COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY    TOTAL
                                          STOCK     STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  EQUITY
                                        ---------  ------  ----------  --------  --------------  -----------  ------
Balance at January 1, 2007...........     $  --      $2      $  710      $ 356        $  (1)        $  --     $1,067
Capital contribution from MetLife
  Insurance Company of Connecticut...                           250                                              250
Comprehensive income (loss):
  Net income.........................                                      265                                   265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                    (1)                      (1)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                    (6)                      (6)
                                                                                                              ------
     Other comprehensive loss........                                                                             (7)
                                                                                                              ------
  Comprehensive income...............                                                                            258
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2007.........        --       2         960        621           (8)           --      1,575
Capital contribution from MetLife
  Insurance Company of Connecticut...                           985                                              985
Comprehensive income (loss):
  Net income.........................                                      347                                   347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                  (267)                    (267)
                                                                                                              ------
     Other comprehensive loss........                                                                           (266)
                                                                                                              ------
  Comprehensive income...............                                                                             81
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2008.........        --       2       1,945        968         (274)           --      2,641
Capital contribution from MetLife
  Insurance Company of Connecticut...                           575                                              575
Comprehensive income (loss):
  Net loss...........................                                     (197)                                 (197)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                   240            (2)       238
                                                                                                              ------
     Other comprehensive income......                                                                            239
                                                                                                              ------
  Comprehensive income...............                                                                             42
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2009.........       $--      $2      $2,520      $ 771        $ (33)          $(2)    $3,258
                                          =====      ==      ======      =====        =====         =====     ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                 2009      2008      2007
                                                               -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)............................................  $  (197)  $   347   $   265
Adjustments to reconcile net income (loss) to net cash (used
  in) provided by operating activities:
  Depreciation and amortization expenses.....................       15        13         9
  Amortization of premiums and accretion of discounts
     associated with investments, net........................      (25)      (10)       (1)
  (Gains) losses from sales of investments, net..............      627      (783)     (239)
  Gain from recapture of ceded reinsurance...................       --        --       (22)
  Undistributed equity earnings of real estate joint ventures
     and other limited partnership interests.................        3        23         4
  Interest credited to policyholder account balances.........      409       249       247
  Universal life and investment-type product policy fees.....     (745)     (634)     (568)
  Change in accrued investment income........................      (30)       --         1
  Change in premiums and other receivables...................   (1,694)   (2,050)     (331)
  Change in deferred policy acquisition costs, net...........     (531)     (208)     (268)
  Change in insurance-related liabilities....................      753       805       243
  Change in income tax recoverable (payable).................      (42)      161       191
  Change in other assets.....................................      275       250       288
  Change in other liabilities................................     (109)    1,140       248
  Other, net.................................................       --         1        --
                                                               -------   -------   -------
Net cash (used in) provided by operating activities..........   (1,291)     (696)       67
                                                               -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities..................................    2,948     1,899     1,463
  Equity securities..........................................        7         3         7
  Mortgage loans.............................................       31        72       105
  Real estate joint ventures.................................       --         1        --
  Other limited partnership interests........................       46        20         7
Purchases of:
  Fixed maturity securities..................................   (6,059)   (2,313)   (1,756)
  Equity securities..........................................       (2)       --        --
  Mortgage loans.............................................     (259)      (49)      (33)
  Real estate joint ventures.................................       (5)      (16)      (13)
  Other limited partnership interests........................      (75)     (118)     (178)
Net change in short-term investments.........................      837    (1,198)     (128)
Net change in other invested assets..........................      (84)      (72)      (21)
Other, net...................................................       (9)       (2)       --
                                                               -------   -------   -------
Net cash used in investing activities........................   (2,624)   (1,773)     (547)
                                                               -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits...................................................    4,851     3,683     7,737
  Withdrawals................................................   (2,343)   (1,290)   (7,481)
Net change in payables for collateral under securities loaned
  and other transactions.....................................      719       (40)       27
Long-term debt repaid -- affiliated..........................       --      (435)       --
Capital contribution from MetLife Insurance Company of
  Connecticut................................................      575       985       250
                                                               -------   -------   -------
Net cash provided by financing activities....................    3,802     2,903       533
                                                               -------   -------   -------
Change in cash and cash equivalents..........................     (113)      434        53
Cash and cash equivalents, beginning of year.................      525        91        38
                                                               -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................  $   412   $   525   $    91
                                                               =======   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest...................................................  $    --   $    20   $    31
                                                               =======   =======   =======
  Income tax.................................................  $  (142)  $   (12)  $   (87)
                                                               =======   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     Certain amounts in the prior years financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The Company's principal investments are fixed maturity securities, mortgage loans and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures and limited partnerships, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability- weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $66 million and $49 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $25 million and $15 million at December 31, 2009 and 2008, respectively. Related amortization expense was $10 million, $9 million and $6 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions contributed to the Company by MetLife is amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MICC in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Foreign Currency

     In prior periods, the Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for the years ended December 31, 2008 and 2007.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company had no net cumulative effect adjustment of adopting the OTTI guidance to retained earnings to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $5 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

     The following new pronouncements had no material impact on the Company's financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      ----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------   ESTIMATED
                                      AMORTIZED          TEMPORARY     OTTI       FAIR      % OF
                                         COST     GAIN      LOSS       LOSS      VALUE     TOTAL
                                      ---------   ----   ---------   -------   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,893    $112      $ 60     $    --     $2,945     37.8%
RMBS................................     1,379      34        44           3      1,366     17.5
Foreign corporate securities........       943      42        18          --        967     12.4
U.S. Treasury and agency
  securities........................       919       5        65          --        859     11.0
CMBS................................       738       5        31          --        712      9.1
ABS.................................       525      11        26           1        509      6.5
State and political subdivision
  securities........................       358       5        12          --        351      4.5
Foreign government securities.......        87       9        --          --         96      1.2
                                        ------    ----      ----     -------     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $7,842    $223      $256         $ 4     $7,805    100.0%
                                        ======    ====      ====     =======     ======    =====
EQUITY SECURITIES:
Common stock........................    $    2    $ --      $ --         $--     $    2     66.7%
Non-redeemable preferred stock (1)..         2      --         1          --          1     33.3
                                        ------    ----      ----     -------     ------    -----
  Total equity securities (3).......    $    4    $ --      $  1         $--     $    3    100.0%
                                        ======    ====      ====     =======     ======    =====




                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                                GROSS
                                               COST OR        UNREALIZED    ESTIMATED
                                              AMORTIZED     -------------      FAIR      % OF
                                                 COST       GAIN     LOSS     VALUE     TOTAL
                                              ---------     ----     ----   ---------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $1,708      $ 25     $202     $1,531     35.4%
RMBS........................................       979        19       92        906     20.9
Foreign corporate securities................       468         6       54        420      9.7
U.S. Treasury and agency securities.........       458       131       --        589     13.6
CMBS........................................       521        --      116        405      9.4
ABS.........................................       404        --       85        319      7.4
State and political subdivision securities..        91        --       18         73      1.7
Foreign government securities...............        68        16        2         82      1.9
                                                ------      ----     ----     ------    -----
  Total fixed maturity securities (1), (2)..    $4,697      $197     $569     $4,325    100.0%
                                                ======      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock................................    $   --      $ --     $ --     $   --       --%
Non-redeemable preferred stock (1)..........        11        --        4          7    100.0
                                                ------      ----     ----     ------    -----
  Total equity securities (3)...............    $   11      $ --     $  4     $    7    100.0%
                                                ======      ====     ====     ======    =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                                                                            ---------   ---------
                              CLASSIFICATION                                ESTIMATED   ESTIMATED
-------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                $     1     $     7
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                    $--         $--
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                    $32         $25
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                    $--         $--


--------

   (2) The Company held $43 million and $35 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented less than $1 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $55 million and $40 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Below investment grade or non-rated fixed maturity securities (1):
  Estimated fair value............................................  $413   $167
  Net unrealized loss.............................................  $ 32   $ 45
Non-income producing fixed maturity securities (1):
  Estimated fair value............................................  $  4   $ --
  Net unrealized loss.............................................  $  1   $ --
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  U.S. corporate securities.......................................  $ 35   $ 42
  State and political subdivision securities......................    33     32
  ABS.............................................................     4     13
                                                                    ----   ----
     Total fixed maturity securities credit enhanced by financial
       guarantor insurers.........................................  $ 72   $ 87
                                                                    ====   ====
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA.............................................    18%    10%
                                                                    ====   ====
  Portion rated Baa/BBB...........................................    43%    76%
                                                                    ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $859 million and $589 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................    $  967     24.7%    $  420     21.5%
  Consumer.........................................       787     20.1        304     15.6
  Industrial.......................................       761     19.5        268     13.7
  Utility..........................................       696     17.8        388     19.9
  Finance..........................................       345      8.8        301     15.4
  Communications...................................       290      7.4        154      7.9
  Other............................................        66      1.7        116      6.0
                                                       ------    -----     ------    -----
     Total.........................................    $3,912    100.0%    $1,951    100.0%
                                                       ======    =====     ======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 55         0.6%         $ 36         0.5%
  Holdings in ten issuers with the largest
     exposures...............................     $415         4.3%         $301         4.5%

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $  657     48.1%     $709      78.3%
  Pass-through securities..........................       709     51.9       197      21.7
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
By risk profile:
  Agency...........................................    $1,172     85.8%     $657      72.5%
  Prime............................................       113      8.3       160      17.7
  Alternative residential mortgage loans...........        81      5.9        89       9.8
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
Portion rated Aaa/AAA (1)..........................    $1,191     87.2%     $828      91.4%
                                                       ======    =====      ====     =====
Portion rated NAIC 1 (2)...........................    $1,277     93.5%     $867      95.7%
                                                       ======    =====      ====     =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 87.2% at December 31, 2009 as compared to 91.4% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 93.5% at December 31, 2009 as compared to 95.7% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior....................................     $ 4         4.9%      $17        19.1%
2005............................................      36        44.5        29        32.6
2006............................................      15        18.5        31        34.8
2007............................................      26        32.1        12        13.5
2008............................................      --          --        --          --
2009............................................      --          --        --          --
                                                     ---       -----       ---       -----
Total...........................................     $81       100.0%      $89       100.0%
                                                     ===       =====       ===       =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $18                   $38
Rated Aa/AA or better (1).......................                 4.5%                 81.4%
Rated NAIC 1 (2)................................                 9.3%                 86.8%

Fixed rate......................................               100.0%                100.0%
Hybrid ARM......................................                  --                    --
                                                               -----                 -----
Total Alt-A RMBS................................               100.0%                100.0%
                                                               =====                 =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $712 million and $405 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of less than $1 million at both December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior....................................     $370       52.0%      $119       29.4%
2004............................................       95       13.4         86       21.2
2005............................................      200       28.0        163       40.3
2006............................................       47        6.6         37        9.1
2007............................................       --         --         --         --
2008............................................       --         --         --         --
2009............................................       --         --         --         --
                                                     ----      -----       ----      -----
Total...........................................     $712      100.0%      $405      100.0%
                                                     ====      =====       ====      =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $26                   $116
Rated Aaa/AAA...................................                 91%                   97%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $509 million and $319 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................     $251      49.3%     $164      51.4%
  Automobile loans.................................       60      11.8        40      12.5
  Student loans....................................       52      10.2        36      11.3
  RMBS backed by sub-prime mortgage loans..........       21       4.1        23       7.2
  Other loans......................................      125      24.6        56      17.6
                                                        ----     -----      ----     -----
     Total.........................................     $509     100.0%     $319     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $458      90.0%     $281      88.1%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $499      98.0%     $310      97.2%
                                                        ====     =====      ====     =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................                9.8%                6.2%
  Of the 9.8% and 6.2% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%              100.0%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $  149      $  151      $  201      $  195
Due after one year through five years..........       740         775         462         431
Due after five years through ten years.........     1,965       2,006         724         664
Due after ten years............................     2,346       2,286       1,406       1,405
                                                   ------      ------      ------      ------
  Subtotal.....................................     5,200       5,218       2,793       2,695
RMBS, CMBS and ABS.............................     2,642       2,587       1,904       1,630
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $7,842      $7,805      $4,697      $4,325
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE- FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                 YEARS ENDED DECEMBER
                                                                         31,
                                                                ---------------------
                                                                2009      2008   2007
                                                                ----     -----   ----
                                                                    (IN MILLIONS)
Fixed maturity securities that were temporarily impaired...     $(33)    $(372)  $  6
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss.................................       (4)       --     --
                                                                ----     -----   ----
  Total fixed maturity securities..........................      (37)     (372)     6
                                                                ----     -----   ----
Equity securities..........................................       (1)       (4)    (1)
Derivatives................................................       --         1     (3)
Short-term investments.....................................       (9)     (100)    --
                                                                ----     -----   ----
  Subtotal.................................................      (47)     (475)     2
                                                                ----     -----   ----
Amounts allocated from:
DAC........................................................       (6)       53    (15)
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.........................        2        --     --
Deferred income tax benefit (expense)......................       16       148      5
                                                                ----     -----   ----
  Subtotal.................................................       12       201    (10)
                                                                ----     -----   ----
Net unrealized investment gains (losses)...................     $(35)    $(274)  $ (8)
                                                                ====     =====   ====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $4 million, includes $5 million of noncredit losses recognized in the year ended December 31, 2009 and $1 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Balance, beginning of period................................  $(274)  $  (8)  $ (1)
Fixed maturity securities on which noncredit OTTI losses
  have been recognized......................................     (4)     --     --
Unrealized investment gains (losses) during the year........    432    (477)   (17)
Unrealized investment gains (losses) relating to:
  DAC.......................................................    (59)     68      6
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized.......................      2      --     --
  Deferred income tax benefit (expense).....................   (132)    143      4
                                                              -----   -----   ----
Balance, end of period......................................  $ (35)  $(274)  $ (8)
                                                              =====   =====   ====
Change in net unrealized investment gains (losses)..........  $ 239   $(266)  $ (7)
                                                              =====   =====   ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  563        $11         $375        $ 49        $  938       $ 60
RMBS...............................        389          7          189          40           578         47
Foreign corporate securities.......        185          7           68          11           253         18
U.S. Treasury and agency
  securities.......................        717         65           --          --           717         65
CMBS...............................        156          1          231          30           387         31
ABS................................         31          1          117          26           148         27
State and political subdivision
  securities.......................        181          6           18           6           199         12
Foreign government securities......          4         --           --          --             4         --
                                        ------        ---         ----        ----        ------       ----
  Total fixed maturity securities..     $2,226        $98         $998        $162        $3,224       $260
                                        ======        ===         ====        ====        ======       ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ------        ---         ----        ----        ------       ----
  Total equity securities..........     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ======        ===         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        212                     246
                                        ======                    ====




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  637       $ 70         $544        $132        $1,181       $202
RMBS...............................        235         68           60          24           295         92
Foreign corporate securities.......        211         31           62          23           273         54
U.S. Treasury and agency
  securities.......................         --         --           --          --            --         --
CMBS...............................        307         56           98          60           405        116
ABS................................        250         45           64          40           314         85
State and political subdivision
  securities.......................         55         16            2           2            57         18
Foreign government securities......         32          2           --          --            32          2
                                        ------       ----         ----        ----        ------       ----
  Total fixed maturity securities..     $1,727       $288         $830        $281        $2,557       $569
                                        ======       ====         ====        ====        ======       ====
EQUITY SECURITIES..................     $    4       $  3         $  2        $  1        $    6       $  4
                                        ======       ====         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        393                     263
                                        ======                    ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $1,830        $ 94         $ 51        $ 20       196          10
Six months or greater but less
  than nine months................       327          18           25           4         9           2
Nine months or greater but less
  than twelve months..............       101          30            8           9         6           9
Twelve months or greater..........       822         262           57          86       177          51
                                      ------        ----         ----        ----
  Total...........................    $3,080        $404         $141        $119
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                  5%         29%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ --         $ --        $ --        --          --
Six months or greater but less
  than nine months................        --          --           --          --        --          --
Nine months or greater but less
  than twelve months..............        --           2           --           1        --           1
Twelve months or greater..........        --          --           --          --        --          --
                                      ------        ----         ----        ----
  Total...........................    $   --        $  2         $ --        $  1
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         50%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $  782        $821         $ 63        $284       172            4
Six months or greater but less
  than nine months................       338          35           29          23        81           12
Nine months or greater but less
  than twelve months..............       469          79           64          42        56           16
Twelve months or greater..........       597           5           60           4       130           --
                                      ------        ----         ----        ----
  Total...........................    $2,186        $940         $216        $353
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                 10%         38%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ 10         $ --        $  4        --          193
Six months or greater but less
  than nine months................        --          --           --          --        --           --
Nine months or greater but less
  than twelve months..............        --          --           --          --        --           --
Twelve months or greater..........        --          --           --          --        --           --
                                      ------        ----         ----        ----
  Total...........................    $   --        $ 10         $ --        $  4
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         40%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $261 million and $573 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. Treasury and agency securities..............................    25%    --%
  U.S. corporate securities........................................    23     35
  RMBS.............................................................    18     16
  CMBS.............................................................    12     20
  ABS..............................................................    10     15
  Foreign corporate securities.....................................     7      9
  State and political subdivision securities.......................     4      3
  Other............................................................     1      2
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    30%    36%
  U.S. Treasury and agency securities..............................    25     --
  Finance..........................................................    16     19
  Asset-backed.....................................................    10     15
  State and political subdivision securities.......................     4      3
  Consumer.........................................................     3      7
  Utility..........................................................     2     10
  Industrial.......................................................     1      4
  Communications...................................................     1      2
  Other............................................................     8      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................        2           --            1           --
Total gross unrealized loss.....................      $27         $ --          $12         $ --
Percentage of total gross unrealized loss.......       10%          --%           2%          --%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $15 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the increase in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to a rise in interest rates after the purchase of certain U.S. Treasury securities, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                        (IN MILLIONS)
Less than six months....     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months................        1            1          100%           1            100%              1          100%        100%
Twelve months or
  greater...............       --           --           --%          --             --%             --           --%         --%
                             ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $ 1          $ 1          100%         $ 1            100%            $ 1          100%        100%
                             ====         ====                      ====                           ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized................................  $ (18)  $(16)  $ --
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss....................      5     --     --
                                                              -----   ----   ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (13)   (16)    --
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................      9    (14)   (13)
                                                              -----   ----   ----
     Total losses on fixed maturity securities..............     (4)   (30)   (13)
                                                              -----   ----   ----
Other net investment gains (losses):
  Equity securities.........................................     (2)    --     --
  Mortgage loans............................................      1     (5)    (1)
  Real estate joint ventures................................     (2)    --     --
  Other limited partnership interests.......................    (17)    --     --
  Freestanding derivatives..................................    (75)    79      4
  Embedded derivatives......................................   (528)   740    249
  Other.....................................................     --     (1)    --
                                                              -----   ----   ----
     Total net investment gains (losses)....................  $(627)  $783   $239
                                                              =====   ====   ====



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                        FIXED MATURITY
                                          SECURITIES             EQUITY SECURITIES                TOTAL
                                    ----------------------    ----------------------    ------------------------
                                                              YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                     2009     2008    2007    2009     2008     2007     2009      2008     2007
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
                                                                    (IN MILLIONS)
Proceeds..........................  $2,476   $1,202   $958     $ 7     $ --     $ --    $2,483    $1,202    $958
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====
Gross investment gains............  $   25   $   15   $ 24    $ --      $--      $--    $   25    $   15    $ 24
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Gross investment losses...........     (16)     (29)   (37)     (2)      --       --       (18)      (29)    (37)
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Total OTTI losses recognized in
  earnings:
  Credit-related..................     (12)     (15)    --      --       --       --       (12)      (15)     --
  Other (1).......................      (1)      (1)    --      --       --       --        (1)       (1)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
  Total OTTI losses recognized in
     earnings.....................     (13)     (16)    --      --       --       --       (13)      (16)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Net investment gains (losses).....  $   (4)  $  (30)  $(13)    $(2)     $--      $--    $   (6)   $  (30)   $(13)
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance..................................................   $10       $13      $ --
  Consumer.................................................     1        --        --
  Communications...........................................     1         1        --
  Other....................................................    --         2        --
                                                              ---       ---      ----
     Total U.S. and foreign corporate securities...........    12        16        --
RMBS.......................................................     1        --        --
                                                              ---       ---      ----
     Total.................................................   $13       $16       $--
                                                              ===       ===      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $  --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                 --
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                  1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                 --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................                 --
                                                                        -----
Balance, end of period....................................                $ 1
                                                                        =====



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                              2009     2008   2007
                                                              ----     ----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities...................................  $332     $268   $251
Equity securities...........................................    --        1      1
Mortgage loans..............................................    25       23     29
Policy loans................................................     3        2      3
Real estate joint ventures..................................    (3)      --     --
Other limited partnership interests.........................    --      (23)    (3)
Cash, cash equivalents and short-term investments...........     3        9     14
                                                              ----     ----   ----
  Total investment income...................................   360      280    295
Less: Investment expenses...................................    11       27     51
                                                              ----     ----   ----
  Net investment income.....................................  $349     $253   $244
                                                              ====     ====   ====



     Affiliated investment expenses, included in the table above, were $4 million, $2 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2009    2008
                                                                   ------   ----
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost.........................................  $1,580   $636
  Estimated fair value...........................................  $1,533   $750
Aging of cash collateral liability:
  Open (1).......................................................  $   29   $199
  Less than thirty days..........................................   1,044    437
  Thirty days or greater but less than sixty days................     293    136
  Sixty days or greater but less than ninety days................      --     --
  Ninety days or greater.........................................     214     --
                                                                   ------   ----
     Total cash collateral liability.............................  $1,580   $772
                                                                   ======   ====
Security collateral on deposit from counterparties...............  $   --   $ 15
                                                                   ======   ====
Reinvestment portfolio -- estimated fair value...................  $1,538   $687
                                                                   ======   ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $28 million from $190 million at December 31, 2008. Of the $28 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $10 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)..........................................   $ 6    $7
Invested assets pledged as collateral:
  Derivative transactions (2)......................................     5     2
                                                                      ---    --
     Total invested assets on deposit and pledged as collateral....   $11    $9
                                                                      ===    ==



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................    $465      76.5%    $240      63.0%
  Agricultural mortgage loans.......................     143      23.5      140      37.0
                                                        ----     -----     ----     -----
     Total mortgage loans held-for-investment.......     608     100.0%     380     100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       3                  4
                                                        ----               ----
     Total mortgage loans, net......................    $605               $376
                                                        ====               ====



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Rhode Island were 27%, 23% and 6% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Balance, January 1,.......................................      $ 4       $ 2       $ 1
Additions.................................................        2         5         2
Deductions................................................       (3)       (3)       (1)
                                                                ---       ---       ---
Balance, December 31,.....................................      $ 3       $ 4       $ 2
                                                                ===       ===       ===



     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired mortgage loans held-for-investment is as follows:

                                                                  AS OF AND FOR THE
                                                               YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2009       2008      2007
                                                              ----      -----      ----
                                                                    (IN MILLIONS)
Impaired loans -- average investment during the period...     $ --       $  9       $4
Impaired loans -- interest income recognized.............     $ --      $  --       $1


  REAL ESTATE JOINT VENTURES

     Real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................     $22      75.9%     $21      72.4%
Real estate investment funds........................       5      17.2        6      20.7
Retail..............................................       2       6.9        2       6.9
                                                         ---     -----      ---     -----
  Total real estate joint ventures..................     $29     100.0%     $29     100.0%
                                                         ===     =====      ===     =====



     The Company's real estate joint ventures are located in the United States. At December 31, 2009, 79% and 4% of the Company's real estate joint ventures were located in California and Florida, respectively.

     Impairments of real estate joint ventures were $2 million for the year ended December 31, 2009. There were no impairments of real estate joint ventures for the years ended December 31, 2008 and 2007.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $282 million and $271 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $54 million and $71 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, was $17 million for the year ended December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..     $35      94.6%    $125      96.9%
Tax credit partnerships.............................       2       5.4        4       3.1
                                                         ---     -----     ----     -----
  Total.............................................     $37     100.0%    $129     100.0%
                                                         ===     =====     ====     =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............    $182         $278        $168         $288
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      40           40          22           22
  U.S. corporate securities....................      24           24          --           --
                                                   ----         ----        ----         ----
     Total.....................................    $246         $342        $190         $310
                                                   ====         ====        ====         ====



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $272 million and $1,562 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


These amounts are included in short-term investments. Net investment income from these investments was $2 million, $8 million and $12 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $  9     $ --     $265
Amortized cost of invested assets transferred to
  affiliates...............................................  $ 13      $--     $265
Net investment losses recognized on transfers to
  affiliates...............................................  $ (4)     $--     $ --
Estimated fair value of invested assets transferred from
  affiliates...............................................  $155      $--     $255


     During the year ended December 31, 2009, the Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which is included in mortgage loans. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, and a loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2009                           2008
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                 INSTRUMENT TYPE            AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   40     $ 1       $ --      $   --    $ --       $ --
                    Interest rate floors..............    2,000      27         --       2,000     114         --
                    Interest rate caps................    1,000       2         --          --      --         --
                    Interest rate futures.............      309       1         --         100       2         --
Foreign currency    Foreign currency swaps............       55       1          3          40       9          2
Credit              Credit default swaps..............      163       3          3          62      --          1
Equity market       Equity options....................        6      --         --          --      --         --
                                                         ------     ---       ----      ------    ----       ----
                      Total...........................   $3,573     $35        $ 6      $2,202    $125        $ 3
                                                         ======     ===       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                            (IN MILLIONS)
Interest rate swaps...............      $ --          $   16            $   24           $ --     $   40
Interest rate floors..............        --              --             2,000             --      2,000
Interest rate caps................        --           1,000                --             --      1,000
Interest rate futures.............       309              --                --             --        309
Foreign currency swaps............        --              18                13             24         55
Credit default swaps..............        --             158                 5             --        163
Equity options....................         6              --                --             --          6
                                        ----          ------            ------           ----     ------
  Total...........................      $315          $1,192            $2,042            $24     $3,573
                                        ====          ======            ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..................     $14      $ --         $1          $4        $1         $ --
                                               ---      ----         --          --        --         ----
Total Qualifying Hedges...................     $14       $--         $1          $4        $1          $--
                                               ===      ====         ==          ==        ==         ====



     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Interest rate swaps.......................   $   40      $ 1        $ --       $   --     $ --        $ --
Interest rate floors......................    2,000       27          --        2,000      114          --
Interest rate caps........................    1,000        2          --           --       --          --
Interest rate futures.....................      309        1          --          100        2          --
Foreign currency swaps....................       41        1           2           36        8           2
Credit default swaps......................      163        3           3           62       --           1
Equity options............................        6       --          --           --       --          --
                                             ------      ---        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.............................   $3,559      $35         $ 5       $2,198     $124         $ 3
                                             ======      ===        ====       ======     ====        ====



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized $15 million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized ($1) million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2007.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2009, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,..      $(2)      $(3)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges.....        7         1        (1)
Amounts reclassified to net investment gains (losses).....       (6)       --        --
                                                                ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.....................................................      $(1)      $(2)      $(3)
                                                                ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(1)                         $ --
  Interest rate forwards..................             8                             6
                                                     ---                          ----
     Total................................           $ 7                           $ 6
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $ 1                           $--
                                                     ---                          ----
     Total................................           $ 1                           $--
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $(1)                          $--
                                                     ---                          ----
     Total................................           $(1)                          $--
                                                     ===                          ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                           NET
                                                                       INVESTMENT
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps................................................       $  1
Interest rate floors...............................................        (86)
Interest rate caps.................................................          1
Interest rate futures..............................................         (1)
Foreign currency swaps.............................................         (9)
Credit default swaps...............................................         (2)
                                                                          ----
  Total............................................................       $(96)
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 79
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007...............................       $  5
                                                                          ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $115 million and $32 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $2 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ --            $  3            4.0            $ --             $ 3            5.0
Credit default swaps referencing
  indices.......................           2             112            3.7              --              29            4.0
                                        ----            ----                           ----             ---
Subtotal........................           2             115            3.7              --              32            4.1
                                        ----            ----                           ----             ---
BAA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
BA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
B
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
CAA AND LOWER
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Total...........................         $ 2            $115            3.7             $--             $32            4.1
                                        ====            ====                           ====             ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $28 million and $116 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $5                       $ --                       $ --                        $5


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $5 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $5 million. This amount does not consider gross derivative assets of insignificant amounts for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $5 million and $2 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,038
  Call options in equity securities..............................    --       (4)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $724   $2,034
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $199   $1,102
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $188   $1,075
                                                                   ====   ======



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(528)  $740   $249


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($432) million and $585 million, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                               ESTIMATED
                                                         NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                         AMOUNT      VALUE      VALUE
-------------------------------------------------------  --------   --------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities..............................              $ 7,805    $ 7,805
Equity securities......................................              $     3    $     3
Mortgage loans.........................................              $   605    $   572
Policy loans...........................................              $    50    $    50
Real estate joint ventures (1).........................              $     5    $     5
Other limited partnership interests (1)................              $     8    $     7
Short-term investments.................................              $   835    $   835
Other invested assets (2)..............................   $3,504     $    35    $    35
Cash and cash equivalents..............................              $   412    $   412
Accrued investment income..............................              $    84    $    84
Premiums and other receivables (1).....................              $ 4,229    $ 4,071
Separate account assets................................              $29,958    $29,958
Net embedded derivatives within asset host contracts
  (3)..................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1)......................              $ 6,488    $ 6,309
Payables for collateral under securities loaned and
  other transactions...................................              $ 1,607    $ 1,607
Other liabilities: (1)
  Derivative liabilities...............................   $   69     $     6    $     6
  Other................................................              $   119    $   119
Separate account liabilities (1).......................              $ 1,070    $ 1,070
Net embedded derivatives within liability host
  contracts (3)........................................              $   188    $   188
COMMITMENTS (4)
Commitments to fund private corporate bond
  investments..........................................   $  125     $    --    $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $ 4,325    $ 4,325
Equity securities.......................................              $     7    $     7
Mortgage loans..........................................              $   376    $   373
Policy loans............................................              $    41    $    42
Real estate joint ventures (1)..........................              $     6    $     5
Other limited partnership interests (1).................              $    11    $    11
Short-term investments..................................              $ 1,581    $ 1,581
Other invested assets (2)...............................   $2,146     $   125    $   125
Cash and cash equivalents...............................              $   525    $   525
Accrued investment income...............................              $    54    $    54
Premiums and other receivables (1)......................              $ 3,118    $ 2,742
Separate account assets.................................              $18,517    $18,517
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,038    $ 2,038
LIABILITIES
Policyholder account balances (1).......................              $ 5,142    $ 4,403
Payables for collateral under securities loaned and
  other transactions....................................              $   888    $   888
Other liabilities: (1)
  Derivative liabilities................................   $   56     $     3    $     3
  Other.................................................              $    98    $    98
Separate account liabilities (1)........................              $   892    $   892
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,075    $ 1,075
COMMITMENTS (4)
Mortgage loan commitments...............................   $    3     $    --    $    (1)
Commitments to fund private corporate bond investments..   $   12     $    --    $    --


--------

   (1) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents investments in real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheets are principally comprised of freestanding derivatives with positive estimated fair values and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $29.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts recognized using the deposit method of accounting, which satisfy the definition of financial instruments subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............         $ --              $ 2,806          $  139      $ 2,945
  RMBS..................................           --                1,357               9        1,366
  Foreign corporate securities..........           --                  897              70          967
  U.S. Treasury and agency securities...          340                  519              --          859
  CMBS..................................           --                  711               1          712
  ABS...................................           --                  450              59          509
  State and political subdivision
     securities.........................           --                  350               1          351
  Foreign government securities.........           --                   96              --           96
                                                 ----              -------          ------      -------
     Total fixed maturity securities....          340                7,186             279        7,805
                                                 ----              -------          ------      -------
Equity securities:
  Common stock..........................            2                   --              --            2
  Non-redeemable preferred stock........           --                   --               1            1
                                                 ----              -------          ------      -------
     Total equity securities............            2                   --               1            3
                                                 ----              -------          ------      -------
Short-term investments..................          476                  359              --          835
Derivative assets (1)...................            1                   31               3           35
Net embedded derivatives within asset
  host contracts (2)....................           --                   --             724          724
Separate account assets (3).............           --               29,958              --       29,958
                                                 ----              -------          ------      -------
  Total assets..........................         $819              $37,534          $1,007      $39,360
                                                 ====              =======          ======      =======
LIABILITIES
Derivative liabilities (1)..............         $ --              $     6          $   --      $     6
Net embedded derivatives within
  liability host contracts (2)..........           --                   --             188          188
                                                 ----              -------          ------      -------
  Total liabilities.....................         $ --              $     6          $  188      $   194
                                                 ====              =======          ======      =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --             $1,466          $   65      $ 1,531
  RMBS..................................             --                904               2          906
  Foreign corporate securities..........             --                372              48          420
  U.S. Treasury and agency securities...            365                224              --          589
  CMBS..................................             --                405              --          405
  ABS...................................             --                270              49          319
  State and political subdivision
     securities.........................             --                 73              --           73
  Foreign government securities.........             --                 82              --           82
                                                -------             ------          ------      -------
     Total fixed maturity securities....            365              3,796             164        4,325
                                                -------             ------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 --               7            7
                                                -------             ------          ------      -------
     Total equity securities............             --                 --               7            7
                                                -------             ------          ------      -------
Short-term investments..................             19              1,562              --        1,581
Derivative assets (1)...................              1                124              --          125
Net embedded derivatives within asset
  host contracts (2)....................             --                 --           2,038        2,038
Separate account assets (3).............         18,517                 --              --       18,517
                                                -------             ------          ------      -------
  Total assets..........................        $18,902             $5,482          $2,209      $26,593
                                                =======             ======          ======      =======
LIABILITIES
Derivative liabilities (1)..............        $    --             $    3          $   --      $     3
Net embedded derivatives within
  liability host contracts (2)..........             --                 --           1,075        1,075
                                                -------             ------          ------      -------
  Total liabilities.....................        $    --             $    3          $1,075      $ 1,078
                                                =======             ======          ======      =======



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded interest rate futures.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, ABS, state and political subdivision securities, and foreign government securities where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, interest rate caps, foreign currency swaps, credit default swaps, interest rate swaps and equity options. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes credit default swaps with unobservable credit correlations. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                      $ 65          $ (17)           $ 18            $ 10
  RMBS.......................                                         2             --              --               7
  Foreign corporate
     securities..............                                        48             (1)             11              12
  CMBS.......................                                        --             (1)              1              --
  ABS........................                                        49             --              15              (6)
  State and political
     subdivision securities..                                        --             --              --               1
                                                                   ----          -----            ----            ----
     Total fixed maturity
       securities............                                      $164          $ (19)           $ 45            $ 24
                                                                   ====          =====            ====            ====
Equity securities:
  Non-redeemable preferred
     stock...................                                      $  7          $  (2)           $  3            $ (7)
                                                                   ----          -----            ----            ----
     Total equity
       securities............                                      $  7          $  (2)           $  3            $ (7)
                                                                   ====          =====            ====            ====
Net derivatives (7)..........                                      $ --          $   1            $ --            $  2
Net embedded derivatives
  (9)........................                                      $963          $(516)           $ --            $ 89

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....         $262            $ --         $262          $ (13)           $(54)           $(32)
Equity securities............         $  4            $ --         $  4          $  --            $ (3)           $ --
Net embedded derivatives
  (6)........................         $175             $95         $270          $ 647            $ --            $ 46
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..        $63           $139
  RMBS.......................         --              9
  Foreign corporate
     securities..............         --             70
  CMBS.......................          1              1
  ABS........................          1             59
  State and political
     subdivision securities..         --              1
                                    ----           ----
     Total fixed maturity
       securities............        $65           $279
                                    ====           ====
Equity securities:
  Non-redeemable preferred
     stock...................       $ --           $  1
                                    ----           ----
     Total equity
       securities............       $ --           $  1
                                    ====           ====
Net derivatives (7)..........       $ --           $  3
Net embedded derivatives
  (9)........................       $ --           $536

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....        $ 1           $164
Equity securities............        $ 6           $  7
Net embedded derivatives
  (6)........................       $ --           $963


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $63 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................      $--             $  (2)         $  (2)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $  (2)         $  (2)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(516)         $(516)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (13)         $ (13)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 647          $ 647

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                            DECEMBER 31, 2009 AND 2008
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(510)         $(510)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (12)         $ (12)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 649          $ 649


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Other limited partnership
  interests (1).............        $21             $4         $(17)         $ --            $ --        $ --
Real estate joint ventures
  (2).......................        $ 7             $5         $ (2)          $--             $--         $--


--------

   (1) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in international leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

   (2) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                           DAC
                                                                      -------------
                                                                      (IN MILLIONS)
Balance at January 1, 2007..........................................      $1,533
  Capitalizations...................................................         556
                                                                          ------
     Subtotal.......................................................       2,089
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................          77
     Other expenses.................................................         212
                                                                          ------
       Total amortization...........................................         289
                                                                          ------
  Less: Unrealized investment gains (losses)........................          (6)
                                                                          ------
Balance at December 31, 2007........................................       1,806
  Capitalizations...................................................         717
                                                                          ------
     Subtotal.......................................................       2,523
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................         115
     Other expenses.................................................         394
                                                                          ------
       Total amortization...........................................         509
                                                                          ------
  Less: Unrealized investment gains (losses)........................         (68)
                                                                          ------
Balance at December 31, 2008........................................       2,082
  Capitalizations...................................................         727
                                                                          ------
     Subtotal.......................................................       2,809
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................        (136)
     Other expenses.................................................         332
                                                                          ------
       Total amortization...........................................         196
                                                                          ------
  Less: Unrealized investment gains (losses)........................          59
                                                                          ------
Balance at December 31, 2009........................................      $2,554
                                                                          ======



     Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $160      $164      $166
Amortization..............................................    (5)       (4)       (2)
                                                            ----      ----      ----
Balance at December 31,...................................  $155      $160      $164
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $7 million in 2010, $8 million in 2011, $10 million in 2012, $11 million in 2013 and $12 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $378      $355      $276
Capitalization............................................   122       106       112
Amortization..............................................   (50)      (83)      (33)
                                                            ----      ----      ----
Balance at December 31,...................................  $450      $378      $355
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $30.0 billion and $18.5 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $488 million, $469 million and $423 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  16,393       $  22,157        $  10,095       $  13,217
Net amount at risk (2)..................     $   2,170 (3)   $   4,158 (4)    $   4,044 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      63 years        61 years         63 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   1,655      $     795
Net amount at risk (2).....................................    $  34,768 (3)  $  18,728 (3)
Average attained age of policyholders......................     56 years       54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 21           $ 17            $  9        $ 47
     Incurred guaranteed benefits...........        7             28              19          54
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             45              28         101
     Incurred guaranteed benefits...........       66            176              24         266
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73            221              52         346
     Incurred guaranteed benefits...........       27             (6)            172         193
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $215            $224        $494
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 21           $ 17            $ --        $ 38
     Incurred guaranteed benefits...........        7             --              --           7
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       66             55              --         121
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73             72              --         145
     Incurred guaranteed benefits...........       27              2             142         171
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $ 74            $142        $271
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $  9        $  9
     Incurred guaranteed benefits...........       --             28              19          47
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       --             28              28          56
     Incurred guaranteed benefits...........       --            121              24         145
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       --            149              52         201
     Incurred guaranteed benefits...........       --             (8)             30          22
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ --           $141            $ 82        $223
                                                 ====           ====            ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $15,056   $11,222
  Balanced....................................................   11,144     4,875
  Bond........................................................    1,251       611
  Money Market................................................      679       712
  Specialty...................................................      514        99
                                                                -------   -------
     Total....................................................  $28,644   $17,519
                                                                =======   =======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life insurance policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $173 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $290 million of net unaffiliated ceded reinsurance recoverables. Of this total, $247 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, including $130 million of which were unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $ 564   $ 259   $ 188
  Reinsurance assumed......................................     14      15      17
  Reinsurance ceded........................................   (185)   (130)    (51)
                                                             -----   -----   -----
     Net premiums..........................................  $ 393   $ 144   $ 154
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $ 834   $ 746   $ 627
  Reinsurance assumed......................................    115     196     119
  Reinsurance ceded........................................   (204)   (308)   (178)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ 745   $ 634   $ 568
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 807   $ 677   $ 267
  Reinsurance assumed......................................      8      19      18
  Reinsurance ceded........................................   (358)   (312)    (93)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $ 457   $ 384   $ 192
                                                             =====   =====   =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                 DECEMBER 31, 2009
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,972    $   30   $6,808      $   134
Deferred policy acquisition costs.................    2,554       230     (402)       2,726
                                                    -------    ------   ------      -------
  Total assets....................................  $ 9,526    $  260   $6,406      $ 2,860
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $ 1,444    $   27   $   --      $ 1,417
Policyholder account balances.....................   10,377        --       --       10,377
Other policyholder funds..........................    1,817     1,393      284          140
Other liabilities.................................    1,428         9    1,273          146
                                                    -------    ------   ------      -------
  Total liabilities...............................  $15,066    $1,429   $1,557      $12,080
                                                    =======    ======   ======      =======




                                                                 DECEMBER 31, 2008
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,604    $   48   $6,375      $   181
Deferred policy acquisition costs.................    2,082       312     (281)       2,051
                                                    -------    ------   ------      -------
  Total assets....................................  $ 8,686    $  360   $6,094      $ 2,232
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $   890    $   25   $   --      $   865
Policyholder account balances.....................    8,706        --       (2)       8,708
Other policyholder funds..........................    1,666     1,368      168          130
Other liabilities.................................    1,518        10      994          514
                                                    -------    ------   ------      -------
  Total liabilities...............................  $12,780    $1,403   $1,160      $10,217
                                                    =======    ======   ======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife

     Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (164)   (114)    (40)
                                                             -----   -----   -----
     Net premiums..........................................  $(150)  $ (99)  $ (23)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 196   $ 119
  Reinsurance ceded (1)....................................   (151)   (266)   (152)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (36)  $ (70)  $ (33)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    198      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 198   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (219)   (249)    (66)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(211)  $(230)  $ (48)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (32)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  32   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded........................................     42      15     (19)
                                                             -----   -----   -----
     Net other expenses....................................  $ 147   $ 112   $  20
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees and ceded benefits of $3 million, $8 million and $15 million, respectively, and at December 31, 2007 include ceded premiums, ceded fees and ceded benefits of $3 million, $9 million and $8 million, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $6,505    $   34   $6,187
Deferred policy acquisition costs.................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,106    $  346   $5,908
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,143         8      882
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,427    $1,401   $1,050
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,038 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,452) million, $1,681 million, and $363 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies issued by the Company through December 31, 2009. Certain contractual features of this agreement qualify

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the balance sheet.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.0 billion of unsecured affiliated reinsurance recoverable balances.

8.  LONG-TERM DEBT -- AFFILIATED

     At both December 31, 2009 and 2008, the Company had no outstanding long-term debt.

     With prior approval of the Delaware Commissioner of Insurance ("Delaware Commissioner"), in June 2008, the Company repaid a $400 million surplus note to MetLife, and $25 million and $10 million surplus notes to MetLife Investors Group, Inc.

     The Company had no interest expense related to indebtedness for the year ended December 31, 2009. Interest expense related to the Company's indebtedness, included in other expenses, was $13 million and $31 million for the years ended December 31, 2008 and 2007, respectively.

9.  INCOME TAX

     The provision for income tax is as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Current:
  Federal...................................................  $   8   $(131)  $ 20
  State and local...........................................     --      --     (1)
                                                              -----   -----   ----
     Subtotal...............................................      8    (131)    19
                                                              -----   -----   ----
Deferred:
  Federal...................................................   (193)    280     85
                                                              -----   -----   ----
Provision for income tax expense (benefit)..................  $(185)  $ 149   $104
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(134)  $174   $129
Tax effect of:
  Tax-exempt investment income..............................    (33)   (21)   (19)
  Prior year tax............................................    (18)    (2)     1
  Assignment fee............................................     --     --     (6)
  Other, net................................................     --     (2)    (1)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(185)  $149   $104
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $259   $ --
  Net unrealized investment losses................................    18    148
  Loss and credit carryforwards...................................   118     88
  Other...........................................................     2      2
                                                                    ----   ----
                                                                     397    238
                                                                    ----   ----
Deferred income tax liabilities:
  DAC.............................................................   777    617
  Policyholder liabilities and receivables........................    --     64
  Investments, including derivatives..............................    20     21
                                                                    ----   ----
                                                                     797    702
                                                                    ----   ----
Net deferred income tax liability.................................  $400   $464
                                                                    ====   ====



     Net operating loss carryforwards amount to $134 million at December 31, 2009 and will expire beginning in 2028. Capital loss carryforwards amount to $64 million at December 31, 2009 and will expire beginning in 2011. Tax credit carryforwards amount to $49 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $18 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MICC. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


federal tax expense. Pursuant to this tax sharing agreement, the amounts due to affiliates include $14 million for 2009 and the amounts due from affiliates include $137 million and $17 million for 2008 and 2007, respectively.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS exam of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $50 million and $21 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $17 million related to a true-up of the prior year tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 2    $ 1
  Premium tax offsets currently available for paid assessments.....     1     --
                                                                      ---    ---
                                                                       $3    $ 1
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................    $3    $ 1
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $439 million and $452 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were less than $1 million and $3 million at December 31, 2009 and 2008, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $125 million and $12 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

11.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $575 million, $985 million and $250 million from MICC during the years ended December 31, 2009, 2008 and 2007, respectively.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MICC. Because the Company's statutory unassigned funds surplus was negative as of December 31, 2009, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 433   $(494)  $(27)
Income tax effect of holding gains (losses).................   (153)    173      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................     11      28     12
  Amortization of premiums and accretion of discounts
     associated with investments............................    (16)    (11)    (2)
  Income tax effect.........................................      2      (6)    (3)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................    (59)     68      6
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................     21     (24)    (2)
                                                              -----   -----   ----
Other comprehensive income (loss)...........................  $ 239   $(266)  $ (7)
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
Compensation...............................................  $  86   $  74   $  66
Commissions................................................    624     546     432
Affiliated interest expense on debt........................     --      13      31
Affiliated interest costs on ceded reinsurance.............     47      35     (22)
Amortization of DAC........................................    196     509     289
Capitalization of DAC......................................   (727)   (717)   (556)
Insurance tax..............................................     29      24      20
Other......................................................    358     328     277
                                                             -----   -----   -----
  Total other expenses.....................................  $ 613   $ 812   $ 537
                                                             =====   =====   =====



  Amortization and Capitalization of DAC

     See Note 5 for a rollforward of DAC including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7, 8 and 13 for discussion of affiliated expenses included in the table above.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $188 million, $133 million and $149 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $91 million, $83 million and $76 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $151 million, $152 million and $121 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the terms of the agreement. MDC charged the Company $384 million, $307 million and $379 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $39 million, $32 million and $36 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million and less than $1 million, included in other expenses, for services performed under the global service agreement for the years ended December 31, 2009 and 2008, respectively. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $59 million, $60 million and $62 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $69 million and $108 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

14.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

PART C

                               OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:



      1.  Report of Independent Registered Public Accounting Firm.

      2.  Statements of Assets and Liabilities as of December 31, 2009.

      3.  Statements of Operations for the year ended December 31, 2009.

      4. Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

      5.  Notes to the Financial Statements.


The following financial statements of the Company are included in Part B hereof:



     1.  Report of Independent Registered Public Accounting Firm.

     2.  Balance Sheets as of December 31, 2009 and 2008.

     3. Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

     4. Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

     5. Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

     6.  Notes to the Financial Statements.


b. Exhibits



         1. Certification of Restated Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

         2.        Not applicable

         3.  (i)   Form of Principal Underwriter's Agreement (2)

             (ii) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (filed herewith)

             (iii) Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (5)

         4.        Form of 135 Contract (1)

         5.        Form of Variable Annuity Application (1)

         6.  (i)   Copy of Restated Articles of Incorporation of the Company
                   (4)

             (ii)  Copy of the By-Laws of the Company (4)

             (iii) Certificate of Amendment of Certificate of Incorporation
                   filed 10/01/79 and signed 9/27/79 (4)

             (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80
                   (4)

             (v) Certificate of Amendment of Certificate of Incorporation signed 4/26/83 and certified 2/12/85 (4)

              (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (4)

              (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (4)

              (viii) Certificate of Amendment of Certificate of Incorporation
                     of Security First Life Insurance Company (name changed to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (4)

         7.   (i)    Reinsurance Agreement between MetLife Investors USA
                     Insurance Company and Metropolitan Life Insurance Company
                     (3)

              (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (3)

              (iii) Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (6)

         8.   (i)    Participation Agreement among AIM Variable Insurance
                     Funds, Security First Life Insurance Company and Security
                     First Financial, Inc. dated June 14, 1999 (filed herewith)

              (ii) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and MetLife Investors USA Insurance Company dated November 1, 2005 (7)

              (iii)  (a)  Participation Agreement among Met Investors Series
                          Trust, Met Investors Advisory Corp., MetLife
                          Investors Distribution Company and MetLife Investors USA Insurance Company dated February 12, 2001 (4)

                     (b) First Amendment dated February 1, 2008; Second Amendment dated May 1, 2009 (9)

              (iv) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company dated August 31, 2007 (8)

         9.          Opinion and Consent of Counsel (5)

         10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

         11.         Not Applicable

         12.         Not Applicable

         13. Powers of Attorney for MetLife Investors USA Insurance Company (filed herewith)




(1) All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 43 on Form N-4 (File Nos. 333-07094 and 811-03365) electronically filed on April 17, 2007.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54466 and 811-03365) electronically filed on April 15, 2008.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 24, 2006.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on December 21, 2007.

(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-148869 and 811-03365) electronically filed on April 22, 2009.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  ---------------------------------------

Michael K. Farrell                   Chairman of the Board, President,
10 Park Avenue                       Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                      Director
10 Park Avenue
Morristown, NJ 07962

James J. Reilly                      Vice President-Finance
501 Boylston Street                  (principal financial officer and
Boston, MA 02116                     principal accounting officer)

Jay S. Kaduson                       Vice President and Director
10 Park Avenue
Morristown, NY 07962

Elizabeth M. Forget                  Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.              Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

George Foulke                        Director
334 Madison Avenue
Covenant Station, NJ 07961

Paul A. Sylvester                    Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                     Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Richard C. Pearson                   Vice President, Associate General
5 Park Plaza                         Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614

Jeffrey A. Tupper                    Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Debora L. Buffington                 Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Betty E. Davis                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Thomas G. Hogan, Jr.                 Vice President
400 Atrium Drive
Somerset, NJ 08837

Enid M. Reichert                     Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Jonathan L. Rosenthal                Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Christopher A. Kremer                Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                     Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson                     Vice President
501 Boylston Street
Boston, MA 02116

Roberto Baron                        Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                      Vice President
501 Boylston Street
Boston, MA 02116

Gregory E. Illson                    Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                 Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                    Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey P. Halperin                  Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                    Treasurer
1095 Avenue of the Americas
New York, NY 10036

Mark S. Reilly                       Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

George Luecke                        Vice President - Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                       Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Robert L. Staffier                   Vice President
501 Boylston Street
Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2010, there were 3,648 Qualified Contract Owners and 2,641 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Variable Annuity Separate Account II



Met Investors Series Trust
MetLife Investors Variable Annuity Account One


MetLife Investors Variable Life Account One

MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    ---------------------------------------

Michael K. Farrell                     Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                       Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                     Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                      President, National Sales
10 Park Avenue                         Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                    Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                        Executive Vice President, National
5 Park Plaza                           Sales Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson                     Executive Vice President, General
5 Park Plaza                           Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                         Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Douglas P. Rodgers                     Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                         Senior Vice President, National Sales
1300 Hall Boulevard                    Manager, Independent Planners and
Bloomfield, CT 06002 - 2910            Insurance Advisors

Jeffrey A. Barker                      Senior Vice President, Channel
1 MetLife Plaza                        Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101


Andrew G. Aiello                       Senior Vice President, Channel
5 Park Plaza                           Head-National Accounts
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                         Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                   Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                       Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                       Vice President
1095 Avenue of the Americas
New York, NY 10036

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                            (3)
                                      Compensation on
                                          Events
                           (2)        Occasioning the
        (1)          Net Underwriting Deduction of a      (4)         (5)
 Name of Principal    Discounts and   Deferred Sales   Brokerage     Other
    Underwriter        Commissions         Load       Commissions Compensation
 -----------------   ---------------- --------------- ----------- ------------
MetLife Investors
  Distribution
  Company              $444,461,790         $0            $0           $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a) Registrant

         (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

         (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

         (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

         (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


         (f) Metropolitan Life Insurance Company, 18210 Crane Nest Drive, Tampa, FL 33647


         (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

         (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

         (i) Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 23rd day of April, 2010.

                                 METLIFE INVESTORS USA SEPARATE  ACCOUNT A
                                 (Registrant)

                                 By:  METLIFE INVESTORS USA INSURANCE COMPANY

                                 By:  /s/ RICHARD C. PEARSON
                                      -----------------------------------
                                      Richard C. Pearson
                                      Vice President and Associate General
                                      Counsel

                                 METLIFE INVESTORS USA INSURANCE  COMPANY
                                 (Depositor)

                                 By:  /s/ RICHARD C. PEARSON
                                      -----------------------------------
                                      Richard C. Pearson
                                      Vice President and Associate General
                                      Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2010.

/s/ Michael K. Farrell*               Chairman of the Board, President, Chief
-----------------------------         Executive Officer and Director
Michael K. Farrell

/s/ Elizabeth M. Forget *             Executive Vice President and Director
-----------------------------
Elizabeth M. Forget

/s/ Richard C. Pearson *              Vice President, Associate General
-----------------------------         Counsel, Secretary and Director
Richard C. Pearson

/s/ James J. Reilly *                 Vice President-Finance
-----------------------------         (principal financial officer and
James J. Reilly                       principal accounting officer)

/s/ Jay S. Kaduson*                   Vice President and Director
-----------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg*             Vice President and Director
-----------------------------
Bennett D. Kleinberg

/s/ Jeffrey A. Tupper *               Assistant Vice President and Director
-----------------------------
Jeffrey A. Tupper

/s/ Susan A. Buffum *                 Director
-----------------------------
Susan A. Buffum

/s/ George Foulke *                   Director
-----------------------------
George Foulke

/s/ Paul A. Sylvester *               Director
-----------------------------
Paul A. Sylvester

                                   By:  /s/ JOHN E. CONNOLLY, JR.
                                        -----------------------------------
                                        John E. Connolly, Jr., Attorney-in-fact
                                        April 23, 2010
--------
* MetLife Investors USA Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

EX-99.3 (ii)        Form of Enterprise Selling Agreement

EX-99.8 (i)         AIM Participation Agreement

EX-99.10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

EX-99.13            Powers of Attorney